Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	ASM INTERNATIONAL N V
Entity Central Index Key	0000351483
Trading Symbol	asmi
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Preferred Shares [Member]
Entity Common Stock, Shares Outstanding	0
Common Shares [Member]
Entity Common Stock, Shares Outstanding	55,377,020

Consolidated Balance Sheets (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	€ 390,250	€ 340,294
Accounts receivable, net	330,891	271,271
Inventories, net	376,667	254,557
Income taxes receivable	907	57
Deferred tax assets	14,350	8,567
Other current assets	82,715	59,405
Total current assets	1,195,779	934,149
Pledged cash	20,000
Debt issuance costs	4,389	5,564
Deferred tax assets	13,072	5,807
Other intangible assets	14,776	6,804
Goodwill, net	52,131	50,815
Evaluation tools at customers	13,987	6,644
Investments	1,044	50
Property, plant and equipment, net	260,180	197,937
Assets held for sale	6,862	6,347
Total assets	1,582,221	1,214,117
Liabilities and shareholders' equity
Notes payable to banks	40,680	8,297
Accounts payable	157,549	170,553
Provision for warranty	42,684	8,273
Accrued expenses and other	152,890	117,401
Income taxes payable	54,878	47,493
Deferred tax liabilities	3,513	0
Current portion convertible subordinated debt		32,439
Current portion conversion option		23,875
Current portion of long-term debt	4,332	15,950
Total current liabilities	456,527	424,282
Pension liabilities	9,887	7,167
Deferred tax liabilities	868	321
Provision for warranty	6,828
Long-term debt	15,319	4,316
Convertible subordinated debt	135,078	130,804
Total liabilities	624,507	566,890
Commitments and contingencies
Common shares:
Authorized 110,000,000 shares, par value 0.04, issued and outstanding 52,931,881 and 55,377,020 shares	2,215	2,117
Financing preferred shares:
Authorized 8,000 shares, par value 40, none issued
Preferred shares:
Authorized 118,000 shares, par value 40, none issued
Capital in excess of par value	376,217	311,841
Retained earnings	301,515	131,741
Accumulated other comprehensive loss	(20,151)	(34,239)
Total shareholders' equity	659,796	411,460
Non-controlling interest	297,918	235,767
Total equity	957,714	647,227
Total liabilities and shareholders' equity	€ 1,582,221	€ 1,214,117

Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
Common shares, authorized	110,000,000	110,000,000
Common shares, par value	€ 0.04	€ 0.04
Common shares, issued	55,377,020	52,931,881
Common shares, outstanding	55,377,020	52,931,881
Preferred shares, authorized	118,000	118,000
Preferred shares, par value	€ 40	€ 40
Preferred shares, issued	0	0
Financing Preferred [Member]
Financing preferred shares, authorized	8,000	8,000
Financing preferred shares, par value	€ 40	€ 40
Financing preferred shares, issued	0	0

Consolidated Statements Of Operations (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Net sales	€ 1,634,334	€ 1,222,900	€ 590,739
Cost of sales	(1,063,708)	(673,322)	(409,224)
Gross profit	570,626	549,578	181,515
Operating expenses:
Selling, general and administrative	(174,107)	(130,596)	(107,777)
Research and development, net	(129,400)	(78,785)	(62,806)
Amortization of other intangible assets	(911)	(357)	(401)
Impairment charge property, plant and equipment	(8,038)
Restructuring expenses		(11,201)	(35,687)
Total operating expenses	(312,455)	(220,939)	(206,671)
Gain on bargain purchase	109,279
Result from operations	367,450	328,640	(25,156)
Interest income	2,902	1,221	1,018
Interest expense	(13,497)	(15,677)	(8,556)
Loss resulting from early extinguishment of debt	(824)	(3,609)	(1,759)
Accretion interest expense convertible notes	(4,401)	(6,010)	(4,286)
Revaluation conversion option	(4,378)	(19,037)	(24,364)
Foreign currency exchange gains (losses), net	5,604	(65)	(1,384)
Earnings (loss) before income taxes	352,855	285,462	(64,487)
Income tax expense	(36,692)	(42,939)	(3,786)
Net earnings (loss)	316,164	242,523	(68,273)
Allocation of net earnings (loss)
Shareholders of the parent	186,770	110,639	(107,517)
Non-controlling interest	€ 129,394	€ 131,884	€ 39,244
Net earnings (loss) per share (in euro):
Basic net earnings (loss) from continuing operations	€ 3.38	€ 2.11	€ (2.08)
Diluted net earnings (loss) from continuing operations	€ 3.16	€ 2.09	€ (2.08)
Weighted average number of shares used in computing per share amounts (in thousands):
Basic	55,210	52,435	51,627
Diluted	65,189	61,494	51,627

Consolidated Statements Of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net earnings (loss)	€ 316,164	€ 242,523	€ (68,273)
Other comprehensive income (loss):
Foreign currency translation effect	18,062	41,309	(4,939)
Unrealized gains (losses) on derivative instruments, net of tax	(13)	136	(170)
Reclassification transition obligation into retained earnings			877
Amortization unrecognized actuarial results			26
Result on curtailment and settlement unrecognized pension obligations			852
Actuarial loss	1,139	(87)	(370)
Total other comprehensive income (loss)	19,188	41,358	(3,724)
Comprehensive income (loss)	335,352	283,881	(71,997)
Allocation of comprehensive income (loss):
Common shareholders	200,858	141,154	(108,184)
Preferred shareholders			5
Non-controlling interest	€ 134,494	€ 142,727	€ 36,182

Consolidated Statements Of Total Equity (EUR €) In Thousands, except Share data, unless otherwise specified	Common Shares [Member]	Preferred Shares [Member]	Capital In Excess Of Par Value [Member]	Treasury Shares At Cost [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Shareholders' Equity	Non-Controlling Interest [Member]	Total
Ending balance, value at Dec. 31, 2008	€ 2,171	€ 220	€ 324,707	€ (37,215)	€ 92,111	€ (64,092)	€ 317,902	€ 125,139	€ 443,041
Beginning balance, shares at Dec. 31, 2008	54,275,131	21,985
Compensation expense stock options			2,127				2,127		2,127
Withdrawal of common shares, Number of treasury of shares	(2,553,000)
Withdrawal of common shares, value	(102)		(35,529)	35,631
Dividend tax paid on withdrawal of common shares			(3,399)				(3,399)		(3,399)
Withdrawal of preferred shares, shares		(21,985)
Withdrawal of preferred shares, value		(220)					(220)		(220)
Exercise of stock options out of treasury shares			(323)	1,584	(25)		1,236		1,236
Exercise stock options by issue of common shares, shares	23,009								69,700
Exercise stock options by issue of common shares, value	1		185				186		186
Reclassification transition obligation related to pensions (ASC 715)					(877)		(877)		(877)
Impact of initial adoption of ASC 815 regarding the accounting for the convertible notes					7,902		7,902		7,902
Recognition conversion option subsequent to issuance of convertible notes					23,601		23,601		23,601
Net earnings available to common shareholders					(107,522)		(107,522)	39,244	(68,278)
Other comprehensive income						(662)	(662)	(3,062)	(3,724)
Other movements in non-controlling interest:
Dividend paid								(19,099)	(19,099)
Dilution					956		956	2,462	3,418
Ending balance, value at Dec. 31, 2009	2,070		287,768		16,145	(64,754)	241,229	144,684	385,913
Ending balance, shares at Dec. 31, 2009	51,745,140
Compensation expense stock options			2,526				2,526		2,526
Conversion of debt into common shares, shares	878,491								878,491,000
Conversion of debt into common shares, value	35		17,614				17,649		17,649
Exercise stock options by issue of common shares, shares	308,250								143,140
Exercise stock options by issue of common shares, value	12		3,932				3,944		3,944
Net earnings available to common shareholders					110,639		110,639	131,884	242,523
Other comprehensive income						30,515	30,515	10,843	41,358
Other movements in non-controlling interest:
Dividend paid								(58,162)	(58,162)
Dilution					4,957		4,957	6,518	11,475
Ending balance, value at Dec. 31, 2010	2,117		311,841		131,741	(34,239)	411,460	235,767	647,227
Ending balance, shares at Dec. 31, 2010	52,931,881
Compensation expense stock options			1,872				1,872		1,872
Conversion of debt into common shares, shares	2,151,020								2,151,020,000
Conversion of debt into common shares, value	86		58,439				58,525		58,525
Exercise stock options by issue of common shares, shares	294,119								169,870
Exercise stock options by issue of common shares, value	12		4,065				4,077		4,077
Net earnings available to common shareholders					186,770		186,770	129,395	316,164
Dividends to common shareholders					(22,262)		(22,262)		(22,262)
Other comprehensive income						14,088	14,088	5,100	19,188
Other movements in non-controlling interest:
Dividend paid								(79,474)	(79,474)
Dilution					5,266		5,266	7,130	12,396
Ending balance, value at Dec. 31, 2011	€ 2,215		€ 376,217		€ 301,515	€ (20,151)	€ 659,796	€ 297,918	€ 957,714
Ending balance, shares at Dec. 31, 2011	55,377,020

Consolidated Statements Of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net earnings (loss)	€ 316,164	€ 242,523	€ (68,273)
Adjustments required to reconcile net earnings(loss) to net cash from operating activities:
Depreciation and amortization	49,450	37,794	37,323
Impairment charges	8,038		4,628
Gain on bargain purchase	(109,279)
Share-based compensation	13,452	13,901	5,812
Non cash result components convertible bonds	8,779	28,656	30,409
Increase (decrease) in allowance for doubtful receivables	(4,694)	(187)	1,667
Deferred income taxes	(27,691)	4,092	(9,081)
Changes in assets and liabilities:
Accounts receivable	71,987	(95,073)	1,338
Inventories	8,390	(77,236)	30,044
Other current assets	(20,335)	(20,732)	3,929
Accounts payable and accrued expenses	(94,601)	104,485	22,891
Accruals for restructuring expenses		1,863	26,657
Payment restructuring expenses	(3,159)	(9,297)	(16,105)
Current income taxes	80	29,096	(8,586)
Net cash provided by operating activities	216,581	259,884	62,652
Cash flows from investing activities:
Capital expenditures	(89,218)	(102,974)	(12,718)
Net purchase of intangible assets	(7,051)	(624)	(3,294)
Acquisition of business	(994)		(50)
Cash acquired in business combination	43,434
Pledged bank deposit in business combination	(20,000)
Proceeds from sale of property, plant and equipment	3,794	3,032	570
Net cash used in investing activities	(70,035)	(100,566)	(15,493)
Cash flows from financing activities:
Debt redemption	(23,096)	(68,810)	(32,246)
Debt proceeds, net	42,173		144,407
Proceeds from issuance of shares and exercise of stock options	4,122	3,945	1,227
Dividend tax paid on withdrawal of common shares			(3,399)
Dividends to common shareholders	(22,262)
Dividends to minority shareholders ASMPT	(79,474)	(58,162)	(19,099)
Net cash provided by / (used in) financing activities	(78,537)	(123,027)	90,890
Foreign currency translation effect	(18,052)	10,096	(1,427)
Net (decrease) increase in cash and cash equivalents	49,956	46,387	136,623
Cash and cash equivalents at beginning of year	340,294	293,902	157,277
Cash and cash equivalents at end of year	390,250	340,294	293,902
Supplemental disclosures of cash flow information
Interest	10,742	14,786	5,918
Income taxes	39,929	9,751	21,144
Supplemental on cash investing and financing activities:
Subordinated debt converted	€ 32,202	€ 13,473
Subordinated debt converted into number of shares	2,151,020	878,491

General Information / Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
General Information / Summary Of Significant Accounting Policies [Abstract]
General Information / Summary Of Significant Accounting Policies

1- General Information / Summary of Significant Accounting Policies

General information

ASM International N.V. ("ASMI" or "the Company") is a Netherlands public liability company domiciled in the Netherlands with its principal operations in Europe, the United States, Southeast Asia and Japan. The Company dedicates its resources to the research, development, manufacturing, marketing and servicing of equipment and materials used to produce mainly semiconductor devices.

We are an equipment supplier mainly to the semiconductor, LED and electronics manufacturing industry. We design, manufacture and sell equipment and services to our customers for the production of semiconductor devices, or integrated circuits, for the production of LEDs, and for electronics manufacturing in general. The semiconductor capital equipment market is composed of three major market segments: wafer processing equipment, assembly and packaging equipment, and test equipment. ASMI is mainly active in the wafer processing and assembly and packaging market segments. The wafer processing segment is referred to as "Front-end." Assembly and packaging is referred to as "Back-end." We also sell lead frames for semiconductor assembly. In addition, ASM AS, the newly acquired surface-mount technology ("SMT") business unit is offering SMT placement tools for the global electronics manufacturing industries.

The Company's shares are listed for trading on the NASDAQ (symbol ASMI) and the Euronext Amsterdam Stock Exchange (symbol ASM).

The accompanying consolidated financial statements include the financial statements of ASM International N.V. headquartered in Almere, the Netherlands, and its consolidated subsidiaries (together referred to as "ASMI" or the "Company").

Basis of preparation

The Company follows accounting principles generally accepted in the United States of America ("U.S. GAAP") and applies the going concern basis in preparing its consolidated financial statements. Historical cost is used as the measurement basis unless otherwise indicated.

The accompanying consolidated financial statements are stated in thousands of Euros ("EUR") unless indicated otherwise. Amounts in these financial statements are rounded to the nearest thousand Euro; therefore amounts may not equal (sub) totals due to rounding.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, ASMI evaluates its estimates. ASMI bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidation

The consolidated financial statements include the accounts of ASMI N.V. and all of its subsidiaries where ASMI holds a controlling interest. The non-controlling interest is disclosed separately in the consolidated financial statements. All intercompany profits, transactions and balances have been eliminated in consolidation.

Subsidiaries are all entities over which ASMI has the power to govern the financial and operating policies.

As further described in the Notes to Consolidated Financial Statements herein, from time to time, the consolidated subsidiary ASM Pacific Technology Ltd. ("ASMPT") will issue common shares pursuant to their Employee Share Incentive Scheme. The effect of these issuances is a dilution of the ownership in ASMPT. Results on dilution of investments in subsidiaries are accounted for directly in equity.

Subsidiaries are fully consolidated from the date on which control is transferred to ASMI and are deconsolidated from the date on which ASMI's control ceases.

Business combinations

ASC Topic 805 ("Business Combinations") requires that companies record acquisitions under the purchase method of accounting. Accordingly, the purchase price is allocated to the tangible assets and liabilities and intangible assets acquired, based on their estimated fair values. The excess purchase price over the fair value is recorded as goodwill. Purchased intangibles with definite lives are amortized over their respective useful lives. When a bargain purchase incurs, which is the case when the fair value of the acquired business exceeds the purchase price, this surplus in fair value is recognized as a gain from bargain purchase.

Segment reporting

The Company organizes its activities in two operating segments, Front-end and Back-end. Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Executive Officer ("CEO"), which is the chief operating decision maker (according to ASC 280).

The Front-end segment manufactures and sells equipment used in wafer processing, encompassing the fabrication steps in which silicon wafers are layered with semiconductor devices. The segment is a product driven organizational unit comprised of manufacturing, service, and sales operations in Europe, the United States, Japan and Southeast Asia. The Back-end segment manufactures and sells equipment and materials used in assembly and packaging, encompassing the processes in which silicon wafers are separated into individual circuits and subsequently assembled, packaged and tested. In January 2011 ASMPT acquired the surface-mount technology from Siemens. The segment is organized in ASM Pacific Technology Ltd., in which the Company holds a majority of 52.17% interest, whilst the remaining shares are listed on the Stock Exchange of Hong Kong.

Foreign currency translation

Items included in the financial statements of each ASMI's entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial information is presented in euro (EUR), which is the functional currency of the Company and the group's presentation currency.

In the preparation of ASMI's consolidated financial statements, assets and liabilities of foreign subsidiaries of which the functional currency is not the euro, are translated into euros at the exchange rate in effect on the respective balance sheet dates. Income and expenses are translated into euros based on the average exchange rates for the corresponding period. Resulting translation adjustments are directly recorded in shareholders' equity. Currency differences on intercompany loans that have the nature of a long-term investment are also accounted for directly in shareholders' equity.

Derivative financial instruments

ASMI and its subsidiaries conduct business in a number of foreign countries, with certain transactions denominated in currencies other than the functional currency of the Company (euro) or one of its subsidiaries conducting the business. The purpose of the Company's foreign currency management is to manage the effect of exchange rate fluctuations on income, expenses, cash flows and assets and liabilities denominated in selected foreign currencies, in particular denominated in U.S. dollar.

The Company uses forward exchange contracts to hedge its foreign exchange risk of anticipated sales or purchase transactions in the normal course of business, which occur within the next twelve months, for which the Company has a firm commitment from a customer or to a supplier. The terms of these contracts are consistent with the timing of the transactions being hedged. The hedges related to forecasted transactions are designated and documented at the inception of the hedge as cash flow hedges, and are evaluated for effectiveness quarterly. The effective portion of the gain or loss on these hedges is reported as a component of accumulated other comprehensive income (loss) net of taxes in shareholders' equity, and is reclassified into earnings when the hedged transaction affects earnings.

Changes in the fair value of derivatives that do not qualify for hedge treatment, as well as the ineffective portion of any hedges, are recognized in earnings. The Company records all derivatives, including forward exchange contracts, on the balance sheet at fair value in other current assets or accrued expenses and other.

Substantially all amounts, which are net of taxes, included in accumulated other comprehensive loss at December 31, 2011 will be reclassified to net earnings within the next twelve months, upon completion of the underlying transactions. If the underlying transaction being hedged fails to occur, or if a portion of any derivative is ineffective, the gain or loss is immediately recognized in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations.

Furthermore, the Company might manage the currency exposure of certain receivables and payables using derivative instruments, such as forward exchange contracts (fair value hedges) and currency swaps, and non-derivative instruments, such as debt borrowings in foreign currencies. The gains or losses on these instruments provide an offset to the gains or losses recorded on receivables and payables denominated in foreign currencies. The derivative instruments are recorded at fair value and changes in fair value are recorded in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations. Receivables and payables denominated in foreign currencies are recorded at the exchange rate at the balance sheet date and gains and losses as a result of changes in exchange rates are recorded in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations.

The Company does not use forward exchange contracts for trading or speculative purposes.

Cash and cash equivalents

Cash and cash equivalents comprise deposits held at call with banks and other short-term highly liquid investments with original maturity of three months or less. Bank overdrafts are included in notes payable to banks in current liabilities.

Cash and cash equivalents of the Company's subsidiaries ASMPT and ASM Japan are restricted to be used only in the operations of ASMPT and ASM Japan respectively.

Accounts receivable

Accounts receivable are stated at nominal value less an allowance for doubtful accounts.

A significant percentage of our accounts receivable is derived from sales to a limited number of large multinational semiconductor device manufacturers located throughout the world. In order to monitor potential credit losses, we perform ongoing credit evaluations of our customers' financial condition. An allowance for doubtful accounts is maintained for potential credit losses based upon management's assessment of the expected collectability of all accounts receivable. The allowance for doubtful accounts is reviewed periodically to assess the adequacy of the allowance. In making this assessment, management takes into consideration any circumstances of which we are aware regarding a customer's inability to meet its financial obligations; and our judgments as to potential prevailing economic conditions in the industry and their potential impact on the Company's customers.

Inventories

Inventories are stated at the lower of cost (first-in, first-out method) or market value. Inventory in the newly acquired SEAS business is generally determined on the basis of an average method. Costs include net prices paid for materials purchased, charges for freight and custom duties, production labor cost and factory overhead. Allowances are made for slow moving, obsolete or unsellable inventory.

Allowances for obsolescence of inventory are determined based on the expected demand as well as the expected market value of the inventory. We regularly evaluate the value of our inventory of components and raw materials, work in progress and finished goods, based on a combination of factors including the following: forecasted sales, historical usage, product end of life cycle, estimated current and future market values, service inventory requirements and new product introductions, as well as other factors. Purchasing requirements and alternative uses for the inventory are explored within these processes to mitigate inventory exposure. We record write downs for inventory based on the above factors and take into account worldwide quantities and demand into our analysis.

Evaluation tools at customers

Evaluation tools at customers ("evaluation tools") are systems generally delivered to customers under evaluation or a conditional purchase order and include substantial customization by ASM engineers and ASM-R&D staff in the field. Evaluation tools are recorded at cost and depreciated over their useful life (5 years). The depreciation period may be shorter, depending on circumstances. The depreciation expenses are reported as Cost of sales.

On final acceptance of the system the purchase consideration is recognized as revenue. The carrying value of the evaluation tool at that point in time is recognized as cost of sales. In the circumstance that the system is returned, at the end of the evaluation period, a detailed impairment review takes place, and future sales opportunities and additional costs are identified. Only when the fair value is below the carrying value of the evaluation tool an additional depreciation is recognized. The remaining carrying value is recognized as finished goods (inventory).

Long-lived assets

Long-lived assets include goodwill, other intangible assets and property, plant and equipment. Property, plant and equipment are carried at cost, less accumulated depreciation and any accumulated impairment losses. Capital leased assets are recorded at the present value of future lease obligations. Depreciation is calculated using the straight-line method over the estimated useful lives. Leasehold improvements are depreciated over the lesser of the estimated useful life of the leasehold improvement or the term of the underlying lease.

Business combinations are accounted for under the purchase acquisition method. The Company tests its recorded goodwill and other intangible assets with indefinite lives for impairment each year on December 31 and whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Goodwill is allocated to reporting units for purposes of impairment testing and tested for impairment on a two-step approach. The implied fair value of goodwill is determined. First the recoverability is tested by comparing the carrying amount of the goodwill with the fair value being the sum of the discounted future cash flows. If the carrying amount of the goodwill at reporting unit level is higher than the fair value of the goodwill, the second step should be performed. The goodwill impairment is measured as the excess of the carrying amount of the goodwill over its fair value.

Other intangible assets with finite lives are amortized over the estimated useful lives using the straight-line method.

Recoverability of long-lived asset

Long-lived assets (except those not being amortized) to be held and used by the Company are reviewed by the Company for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In performing the review for recoverability, the Company estimates the future undiscounted cash flows expected to result from the use of the asset. If the undiscounted future cash flow is less than the carrying amount of the asset, the asset is deemed impaired. The amount of the impairment is measured as the difference between the carrying value and the fair value of the asset. Long-lived assets and other intangibles (except those not being amortized) to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Revenue recognition

The Company recognizes revenue when all four revenue recognition criteria have been met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller's price to buyer is fixed or determinable; and collectability is reasonably assured.

Our Front-end sales frequently involve sales of complex equipment, which may include customer-specific criteria, sales to new customers or sales of equipment with new technology. For each sale, the decision whether to recognize revenue is, in addition to shipment and factory acceptance, based on: the contractual agreement with a customer; the experience with a particular customer; the technology and the number of similarly configured equipment previously delivered. Based on these criteria we may decide to defer revenue until completion of installation at the customer's site and obtaining final acceptance from the customer. Revenue in our newly acquired SEAS business on sales subjected to customer acceptance is not recognized until customer acceptance occurs.

A major portion of our revenue is derived from contractual arrangements with customers that have multiple deliverables, such as equipment and installation. For each of the specified deliverables ASMI determines the selling price by using either vendor specific objective evidence ('VSOE'), third party evidence ('TPE') or by best estimate of the selling price ('BESP'). For transactions entered into, or materially modified, as of January 1, 2011, when the Company is unable to establish relative selling price using VSOE or TPE, the Company uses BESP in its allocation of arrangement consideration. The total arrangement consideration is allocated at inception of the arrangement to all deliverables on the basis of their relative selling price. The revenue relating to the undelivered elements of the arrangements is deferred at their relative selling prices until delivery of these elements. At December 31, 2009, December 31, 2010 and December 31, 2011 we have deferred revenues from installations in the amount of 2.5million, 4.4 million and 6.3 million respectively.

In general, we recognize revenue from sales of equipment upon transfer of title, which is upon shipment of the equipment, only if testing at the factory has proven that the equipment has met substantially all of the customer's criteria and specifications

The Company recognizes revenue from installation of equipment upon completion of installation at the customer's site. At the time of shipment, the Company defers that portion of the sales price related to the relative selling price of installation. The relative selling price of the installation process is measured based upon the per-hour amounts charged by third parties for similar installation services. Installation is completed when testing at the customer's site has proven that the equipment has met all of the customer's criteria and specifications. The completion of installation is signed-off by the customer ("final acceptance").

We provide training and technical support service to customers. Revenue related to such services is recognized when the service is rendered. Revenue from the sale of spare parts and materials is recognized when transfer of title took place, in general upon shipment of the goods. Freight charges billed to customers are recognized as revenue, the related costs are recognized as cost of sales. Revenues are recognized excluding the taxes levied on revenues.

Cost of sales

Cost of sales comprise direct costs such as labor, materials, cost of warranty, depreciation, shipping and handling costs and related overhead costs. Cost of sales also includes third party commission, depreciation expenses of evaluation tools at customers, royalty payments and costs relating to prototype and experimental products, which the Company may subsequently sell to customers. Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period.

Warranty

We provide maintenance on our systems during the warranty period, usually one to two years. Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period. We accrue for the estimated cost of the warranty on products shipped in a provision for warranty, upon recognition of the sale of the product. The costs are estimated based on actual historical expenses incurred and on estimated future expenses related to current sales, and are updated periodically.

Research and development costs

Research and development costs are expensed as incurred. Costs, which relate to prototype and experimental models and are sold to customers, are charged to cost of sales. Subsidies and other governmental credits to cover research and development costs relating to approved projects are recorded as research and development credits in the period when such project costs occur. The research and development expenses are presented net of the development credits.

Share-based compensation expenses

The cost relating to employee stock options (compensation expense) are recognized based upon the grant date fair value of the stock options. The fair value at grant date is estimated using a Black-Scholes option valuation model. This model requires the use of assumptions including expected stock price volatility, the estimated life of each award and the estimated dividend yield.

The grant date fair value of the stock options is expensed on a straight-line basis over the vesting period, based on the Company's estimate of stock options that will eventually vest. The impact of the true up of the estimates is recognized in the consolidated statement of operations in the period in which the revision is determined.

For further information on ASMI's employee stock option plans reference is made to Note 20.

Restructuring costs

Restructuring expenses are recognized for exit or disposal activities when the liability arising from restructuring plans is incurred. Reference is made to Note 25. Distinction is made in one-time employee termination expenses, contract termination expenses and other associated expenses. For the accounting on the distinguished elements of restructuring expenses we apply to the policy as mentioned below. The expenses have been charged to "restructuring expenses".

One-time termination expenses represent the payments provided to employees that have become redundant and are terminated under the terms and conditions of a restructuring plan. A restructuring plan exists at the date the plan meets all of the following criteria and has been communicated to employees:

•	Management commits to the plan.

•	The plan identifies the number of employees that become redundant and the expected completion date.

•	The plan sets out the terms and conditions of the arrangement in sufficient detail to enable employees to determine the type and amount of benefits they will receive.

•	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

The timing of the recognition and measurement of a liability for one-time termination expenses depends on whether employees will be retained to render service beyond a minimum retention period.

Contract termination expenses are related to the termination of an operating lease or another contract. These expenses are distinguished in:

•

Expenses related to the termination of the contract before the end of its term. These expenses are recognized when the contract is terminated .The liability is measured at its fair value in accordance with the contract terms.

•

Expenses related to contracts that will last for its remaining term without economic benefit to the entity. This is the case when a lease contract for premises is not terminated while the premises are not (completely) in use anymore. The liability is accrued for at the cease-use date, the date the company determined that it would no longer occupy the premises, which is conveyed to it under the contractual operating lease. The liability is measured at its fair value in accordance with the contract terms.

Other costs related to restructuring include costs to consolidate or close facilities and relocate employees. A liability for other expenses related to a restructuring such as transition costs is recognized and measured in the period in which the liability is incurred. The costs incurred are directly related to the restructuring activity. The definition of exit costs excludes expected future operating losses.

Income taxes

The Company recognizes deferred tax assets and liabilities for the estimated future tax consequences of events attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using currently enacted tax rates. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the Consolidated Statement of Operations in the period in which the enacted rate changes. Deferred tax assets are reduced through a valuation allowance at such time as, based on available evidence, it is more likely than not that the deferred tax assets will not be realized.

On January 1, 2007 the Company adopted Interpretation 48, "Accounting for Uncertainty in Income Taxes" ("ASC 740"). ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with Statement of Financial Accounting Standard ASC 740, "Accounting for Income Taxes". ASC 740 prescribes a two-step approach for recognizing and measuring tax positions taken or expected to be taken in a tax return. Prior to recognizing the benefit of a tax position in the financial statements, the tax position must be more-likely-than-not of being sustained based solely on its technical merits. Once this recognition threshold has been met, tax positions are recognized at the largest amount that is more-likely-than-not to be sustained. ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Pension plans and similar commitments

The Company has retirement plans covering substantially all employees. The principal plans are defined contribution plans, except for the plans of the Company's operations in the Netherlands, Germany and Japan. The Company's employees in the Netherlands participate in a multi-employer plan. Payment to defined contribution plans and the multi-employer plan are recognized as an expense in the Consolidated Statement of Operations as they fall due.

The Company's employees in Germany and Japan participate in a defined benefit plan. Pension costs in respect of these defined benefit plans are determined using the projected unit credit method. These costs primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of the expected return on plan assets.

For the defined benefit plan in Japan actuarial gains and losses are recognized in income, spread over the average remaining service lives of employees, using the corridor approach. In accordance with ASC 715, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans the Company recognizes in its Consolidated Balance Sheet an asset or a liability for the plan's overfunded status or underfunded status respectively. For the defined benefit plan in Germany regarding our AS business the unfunded status is recognized as a liability. Actuarial gains and losses are recognized in other comprehensive income when incurred. Reference is made to Note 20.

Commitments and contingencies

The Company has various contractual obligations, some of which are required to be recorded as liabilities in the Company's consolidated financial statements, including long- and short-term debt. Others, namely operating lease commitments, purchase commitments and commitments for capital expenditure, are generally not required to be recognized as liabilities on the Company's balance sheet but are required to be disclosed. Reference is made to Note 21.

Comprehensive income

Comprehensive income consists of net earnings (loss) and other comprehensive income. Other comprehensive income includes gains and losses that are not included in net earnings, but are recorded directly in Shareholders' Equity.

New accounting pronouncements

In September 2009, the EITF reached final consensus on ASU 2009-13, "Revenue Arrangements with Multiple Deliverables". ASU 2009-13 amends the current guidance on arrangements with multiple deliverables (ASC 605-25) to (1) eliminate the separation criterion that requires entities to establish objective and reliable evidence of fair value for undelivered elements, (2) establish a selling price hierarchy to help entities allocate arrangement consideration to the separate units of account (i.e. separate elements of the sales agreement), (3) require the relative selling price allocation method for all arrangements (i.e., eliminate the residual method), and (4) significantly expand required disclosures. The final consensus is effective for financial years beginning after June 15, 2010. The adoption of ASU 2009-13 in 2011, did not have a material impact on the Company's consolidated financial statements.

In September 2009, the EITF reached final consensus on ASU 2009-14, Certain Revenue Arrangements that include Software elements. ASU 2009-14 amends the scoping guidance for software arrangements (ASC 985-605) to exclude tangible products that contain software elements and non-software elements that function together to interdependently deliver the product's essential functionality. ASU 2009-14 also provides considerations and examples for entities applying this guidance. This issue will be effective prospectively for new or materially modified agreements entered into in financial years beginning on or after June 15, 2010. The adoption of ASU 2009-14 in 2011, did not have a material impact on the Company's consolidated financial statements.

In January 2010, the EITF reached final consensus on ASU 2010-06, "Improving Disclosures about Fair Value Measurements". This ASU amends ASC 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales issuances and settlements relating to Level 3 measurements. The ASU also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. The ASU is effective for annual reporting periods beginning after December 15, 2009. Level 3 related amendments are effective for annual periods beginning after December 15, 2010. The adoption of the ASU did not have any impact on the Company's consolidated financial statements but resulted in some additional disclosures.

In December 2010, the FASB amended its existing guidance for goodwill and other intangible assets. This authoritative guidance (ASU 2010-28) modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if there are qualitative factors indicating that it is more likely than not that a goodwill impairment exists. The qualitative factors are consistent with the existing guidance which requires goodwill of a reporting unit to be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This authoritative guidance effective for annual periods beginning after December 15, 2010. The implementation of this authoritative guidance did not have any impact on ASMI's financial position or results of operations.

In December 2010, the FASB issued authoritative guidance on business combinations (ASU 2010-29). This authoritative guidance requires a public entity that presents comparative financial statements to disclose the revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the prior annual reporting period. In addition, this authoritative guidance expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This authoritative guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. ASMI adopted this authoritative guidance in its reporting on the SEAS acquisition (see note 3).

In June 2011, the FASB issued authoritative guidance on the presentation of comprehensive income (ASU 2011-05) to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This authoritative guidance eliminates the option to present the components of other comprehensive income as part of the statement of equity. This guidance is effective for ASMI for the year 2012, with early adoption permitted, and should be applied retrospectively. The implementation of this authoritative guidance will not change the presentation of comprehensive Income.

In May 2011, the FASB issued ASU 2011-04 "Fair Value Measurement (Topic 820)" to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. This authoritative guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. This authoritative guidance also expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The new guidance will be effective for ASMI in 2012. The implementation of this authoritative guidance is not expected to have a material impact on ASMI's financial position or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, "Intangibles-Goodwill and Other (Topic 350)." The amendments in this ASU will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step Quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU is effective for annual periods beginning after September 15, 2011. Early adoption is permitted. The ASU 2011-08 will not have any effect on ASMI's consolidated financial statements.

In September 2011, the FASB issued ASU 2011-09, " Compensation-retirement benefits-multiemployer plans (subtopic 715-80)". The amendments in this ASU require additional disclosure about an employer's participation in a multiemployer plan. The ASU is effective for annual periods ending after December 15, 2011. We implemented this ASU in 2011 and refer to note 20 for further information. The implementation of this ASU resulted in a limited additional disclosure and had no impact on ASMI's financial position or results of operations.

List Of Significant Subsidiaries	12 Months Ended
Dec. 31, 2011
Disclosures About Segments And Related Information [Abstract]
List Of Significant Subsidiaries

2- List of Significant Subsidiaries

Name	Location	% Ownership December 31,
		2010	2011
ASM Europe B.V. [1]	Almere, the Netherlands	100.00%	100.00%
ASM United Kingdom Sales B.V. [1]	Almere, the Netherlands	100.00%	100.00%
ASM Germany Sales B.V. [1]	Almere, the Netherlands	100.00%	100.00%
ASM Pacific Holding B.V. [3]	Almere, the Netherlands	100.00%	100.00%
Advanced Semiconductor Materials (Netherlands Antilles) N.V.	Willemstad, Curacao, Netherlands Antilles	100.00%	100.00%
ASM France S.A.R.L.	Montpellier, France	100.00%	100.00%
ASM Belgium N.V.	Leuven, Belgium	100.00%	100.00%
ASM Italia S.r.l.	Agrate, Italy	100.00%	100.00%
ASM Microchemistry Oy	Helsinki, Finland	100.00%	100.00%
ASM Services and Support Ireland Ltd.	Dublin, Ireland	100.00%	100.00%
ASM Services and Support Israel Ltd	Tel Aviv, Israel	100.00%	100.00%
ASM America, Inc.	Phoenix, Arizona, United States	100.00%	100.00%
ASM Japan K.K.	Tokyo, Japan	100.00%	100.00%
ASM Wafer Process Equipment Ltd.	Quarry Bay, Hong Kong, People's Republic of China	100.00%	100.00%
ASM China Trading Ltd.	Shanghai, People's Republic of China	100.00%	100.00%
ASM Wafer Process Equipment Singapore Pte Ltd.	Singapore	100.00%	100.00%
ASM Far East Marketing Ltd.	Hsin-Chu, Taiwan	100.00%	100.00%
ASM Front-End Sales & Services Taiwan Co., Ltd.	Hsin-Chu, Taiwan	100.00%	100.00%
ASM Front-End Manufacturing Singapore Pte Ltd.	Singapore	100.00%	100.00%
ASM NuTool, Inc.	Phoenix, Arizona, United States	100.00%	100.00%
ASM Genitech Korea Ltd.	Cheonan, South Korea	100.00%	100.00%
ASM Pacific Technology Ltd.	Kwai Chung, Hong Kong, People's Republic of China	52.36%	52.17%
ASM Assembly Automation Ltd. [2]	Kwai Chung, Hong Kong, People's Republic of China	52.36%	52.17%
ASM Assembly Materials Ltd. [2]	Kwai Chung, Hong Kong, People's Republic of China	52.36%	52.17%
ASM Technology Singapore Pte Ltd. [2]	Singapore	52.36%	52.17%
ASM Technology (M) Sdn. Bhd. [2]	Johor Bahru, Malaysia	52.36%	52.17%
ASM Semiconductor Materials (Shenzhen) Co. Ltd. [2]	Shenzhen, People's Republic of China	52.36%	52.17%
Edgeward Development Ltd. [2]	Guernsey, Channel Islands	52.36%	52.17%
Shenzhen ASM Micro Electronic Technology Co. Ltd. [2]	Shenzhen, People's Republic of China	52.36%	52.17%
ASM Assembly Systems Management GmbH. [4]	Munich, Germany	n/a	52.17%
ASM Assembly Systems Management GmbH & C o K G 4	Munich, Germany	n/a	52.17%
ASM Assembly Systems Ltd [4]	Shanghai, People's Republic of China	n/a	52.17%
ASM Assembly Systems Ltd [4]	Manchester, United Kingdom	n/a	52.17%
ASM Assembly Systems SAS [4]	Bussy Saint Georges, France	n/a	52.17%
ASM (Assembly Systems) GmbH [4]	Vienna, Austria	n/a	52.17%
ASM (Assembly Systems) GmbH & C o K G 4	Vienna, Austria	n/a	52.17%
ASM Assembly Systems, LLC [4]	Suwanee, United States	n/a	52.17%
ASM Assembly Systems S. de R.L. de C. V. [4]	Jalisco, Mexico	n/a	52.17%
ASM Assembly Systems Pte. Ltd. [4]	Singapore	n/a	52.17%
ASM Assembly Systems AB. [4]	Sollentuna, Sweden	n/a	52.17%
ASM Assembly Systems S.r.l. [4]	Milan, Italy	n/a	52.17%
ASM Sistemas para Montagem de Componentes Eletrônicos Ltda [4]	São Paulo, Brazil	n/a	52.17%

(1)	For these subsidiaries ASM International N.V. has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.
(2)	100% subsidiaries of ASM Pacific Technology Ltd.
(3)	Established in 2008, ASM Pacific Holding B.V. is holding 52.17% of the shares in ASM Pacific Technology Ltd.
(4)	100% subsidiaries of ASM Pacific Technology Ltd., Acquired January 7, 2011.

The accounts of the above mentioned entities and of certain insignificant subsidiaries not mentioned above have been consolidated in the Consolidated Financial Statements.

Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition [Abstract]
Acquisition

3- Acquisition

On January 7, 2011 ASMPT acquired the entire (voting) equity interest of SEAS Entities for a cash consideration of € 36.5 million from Siemens Aktiengesellschaft. The principal activities of the SEAS Entities are development, production, sale and service of surface mount technology placement machines. We consider that the surface mount technology ("SMT") industry is a natural field of expansion for ASMPT and an area to achieve significant synergies given it has similar engineering, technical and production process characteristics compared to the semiconductor equipment industry.

The headquarter of SEAS is located in Munich, Germany with production sites in Germany and Singapore. It also has marketing, sales and service offices in China, Unites States of America ("USA"), Austria, United Kingdom, France, Sweden, Italy, Mexico and Brazil.

Apart from the cash consideration paid, ASMPT entered into certain financial commitments to the ASM AS Entities and Siemens AG pursuant to the Master Sale and Purchase Agreement of the Acquisition entered into between Siemens AG and the Company (the "MSP Agreement") which are summarized as set out below.

ASMPT undertook to pay an equity amount of € 20.0 million as a capital injection to increase ASM AS KG's registered limited partnership interest, and to grant ASM AS KG a revolving loan facility of up to € 20.0 million for a period of at least three years from the completion of the acquisition subject to the terms and conditions as set out in the MSP Agreement (the "Loan Commitment"). ASMPT shall not alter, rescind, rewind or in any other way contradict the letter of support granted to ASM AS KG up to an amount of € 120.0 million valid as for a duration of six years following the completion of the acquisition. The letter of support is to procure that ASM AS KG will for a period of six years after the completion of the acquisition be in position to fulfill its obligations towards its creditors when the obligations become due. ASMPT undertook to procure that ASM AS KG will not reduce or decrease the registered limited partnership interest of ASM AS KG for a period of three years following the completion of the acquisition.

Further, ASMPT undertook to Siemens AG that for a period of three years from date of the completion of the acquisition that the ASMPT would not directly or indirectly, (i) make, resolve, initiate, enable or accept any withdrawals from ASM AS KG or any of its partial or entire successors conducting the business or parts thereof (the "Sustained Business"), (ii) make, resolve on, initiate, enable or accept dividend payments or loan repayments by the Sustained Business, (iii) encumber, induce or impose the encumbrance of any assets of ASM AS KG or any of its successors other than in the ordinary course for the regular operative business of ASM AS KG, (iv) accept other non-arm's length advantages from the Sustained Business, or (v) change, alter, rescind, rewind or in any other way contradict the equity commitment and loan commitment as set out in the MSP Agreement; (vi) impose transaction or management fees on the target companies; (vii)enter into any consultancy agreement in excess of € 100 thousand ; enter into any agreement or transaction which may result in a partial or entire change of the shareholding in the target companies or in the transfer of any asset relevant for the business from the target companies.

In addition, ASMPT undertook to Siemens AG that certain employment protection clauses of ASM AS KG as included in the MSP Agreement, including the maintenance of existing site in Munich, Germany and Munich as the headquarters of the group comprising principally the ASM AS Entities, and compliance with certain collective labor agreements, for a period of 3 years after closing date. ASMPT also undertook for a period of 3 years after closing date not to lay off any employees of SEAS KG for operational reason.

ASMPT also undertook to pay Siemens AG liquidated damages in the amount up to € 20.0 million if ASMPT does not comply with its obligations in respect of the Sustained Business and employment protection as set out in the MSP Agreement and is not able to cure such non-compliance within a reasonable period of time. ASMPT agreed to provide Siemens AG with a bank guarantee which shall secure the obligations of ASMPT as set out above in an amount of not less than € 20.0 million. The guarantee is to cover a period of four years and the aggregate expense to ASMPT would be € 600,000 which represents part of the acquisition cost and is regarded as part of the consideration for the acquisition.

The following table summarizes the total purchase consideration and the identified assets and liabilities that are separately recognized in the purchase price allocation.

	Carrying value of net assets acquired (excluding acquired cash)	Purchase price allocation	Fair value
Inventories	91,812	11,529	103,341
Trade and other receivables	132,418	—	132,418

Current assets	224,230	11,529	235,759
Property, plant and equipment	13,077		13,077
Intangible assets	1,542	3,520	5,062
Other non-current assets	494	—	494

Non-current assets	15,113	3,520	18,633

Total Assets	239,343	15,049	254,392

Trade and other payables	151,624	—	151,624
Short-term debt	6,738	—	6,738
Deferred tax liabilities	16,199	—	16,199

Current liabilities	174,561	—	174,561
Deferred tax liabilities	4,428	—	4,428
Other non-current liabilities	10,699	—	10,699

Non-current liabilities	15,127	—	15,127

Total liabilities	189,688	—	189,688

Identified net assets	49,655	15,049	64,704
Cash acquired			81,075

			145,779
Total consideration			(36,500)

Gain bargain purchase			109,279

The purchase price allocation resulted in the valuation of acquired technology. Acquisition related costs have been excluded from the cost of acquisition and recognized as an expense in the year when incurred as within the "general and administrative expenses" line item in the consolidated statement of operations. Cumulative acquisition related costs in respect of the acquisition amounted to € 5.2 million of which € 0.8 million, € 3.6 million and € 0.7 million incurred in respectively 2009, 2010 and 2011.

The gain from a bargain purchase of € 109,279 was recognized upon completion of the acquisition of the SEAS entities. The gain from a bargain purchase on acquisition was mainly attributable to depressed market value of the acquired business because of years of losses due to challenging economic environment and the bad global economic environment during the period of negotiation of the acquisition.

Estimated future amortization expense associated with the intangible assets acquired SEAS at December 31, 2011 is as follows:

2012	1,012
2013	1,012
2014	1,012
2015	1,012

The following unaudited pro forma summary presents information as if SEAS had been acquired as of January 1, 2009, the first day of the Company's 2009 fiscal year. In addition to an adjustment to amortization expense to reflect the value of intangibles recorded for this acquisition. No adjustment was made to reduce historical interest income to reflect the Company's use of available cash in this acquisition. The proforma amounts do not reflect any benefits from economies that might be achieved from combining the operations of the two companies.

The pro forma information presented below (in thousands, except per share data) does not necessarily reflect the actual results that would have occurred had the companies been combined during the periods presented, nor is it necessarily indicative of the future results of operations of the combined companies.

	December 31,
	2009	2010
Net sales	808,042	1,571,357
Net income	(185,001)	271,240
Basic earnings per share	€(3.27)	€2.40
Diluted earnings per share	€(3.27)	€2.33

Since the acquisition date, January 7, 2011, SEAS contributed € 444 million to net sales and € 53 million to result from operations as reported in the consolidated statement of operations.

Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents

4- Cash and Cash Equivalents

At December 31, 2011, cash and cash equivalents of the Company's subsidiaries ASMPT and ASM Japan amounted to € 162,136 and € 20,302 respectively, which are restricted to be used only in the operations of ASMPT and ASM Japan respectively. No further restrictions on usage of cash and cash equivalents exist. The carrying amount approximates their fair value.

Pledged Bank Deposit (b)	12 Months Ended
Dec. 31, 2011
Pledged Bank Deposit [Abstract]
Pledged Bank Deposit

5- Pledged bank deposit

Pursuant to the Master Sale and Purchase Agreement of the acquisition (see note 3) entered into between ASMPT and Siemens Aktiengesellschaft , ASMPT provided a bank guarantee to Siemens AG upon completion of the acquisition for the purpose of securing certain obligations to an amount of € 20 million. At 31 December 2011, a bank deposit amounting to € 20 million is pledged for the purpose of securing the bank guarantee. The pledged bank deposit will be released on 7 January 2015.

The pledged bank deposit carried interest at market rates of 0.95% per annum.

Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable

6- Accounts receivable

The carrying amount of accounts receivable is as follows:

	Current	Overdue < 30 days	Overdue 31 – 60 days	Overdue 61 – 120 days	Overdue > 120 days	Total
December 31, 2010	213,059	28,684	15,814	10,368	3,346	271,271
December 31, 2011	264,224	31,529	12,126	13,579	9,433	330,891

The changes in the allowance for doubtful accounts receivable are as follows:

Balance January 1, 2009	(7,300)
Charged to selling, general and administrative expenses	(2,812)
Utilization	1,145
Foreign currency translation effect	(1)

Balance December 31, 2009	(8,968)
Charged to selling, general and administrative expenses	(461)
Utilization	648
Foreign currency translation effect	(522)

Balance December 31, 2010	(9,304)
Charged to selling, general and administrative expenses	(356)
Utilization	2,109
Foreign currency translation effect	(50)

Balance December 31, 2011	(7,601)

The carrying amount of the accounts receivable approximates their fair value.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

7- Inventories

Inventories consist of the following:

	December 31,
	2010	2011
Components and raw materials	138,965	189,174
Work in process	128,728	175,564
Finished goods	28,165	70,918

Total inventories, gross	295,857	435,656
Allowance for obsolescence	(41,301)	(58,989)

Total inventories, net	254,557	376,667

The changes in the allowance for obsolescence are as follows:

Balance January 1, 2009	(32,615)
Charged to cost of sales	(27,236)
Utilization	11,818
Foreign currency translation effect	1,094

Balance December 31, 2009	(46,939)
Charged to cost of sales	(3,248)
Utilization	14,628
Foreign currency translation effect	(5,742)

Balance December 31, 2010	(41,301)
Charged to cost of sales	(28,122)
Utilization	12,526
Foreign currency translation effect	(2,092)

Balance December 31, 2011	(58,989)

Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Other Intangible Assets [Abstract]
Other Intangible Assets

8- Other Intangible Assets

Other intangible assets include purchased technology from third parties and software developed or purchased (including licences) for internal use. The changes in the amount of other intangible assets are as follows:

	Software	Purchased technology and other intangible assets	Total
At cost:
Balance January 1, 2010	13,324	2,920	16,244
Additions	624	—	624
Reclassification	131	—	131
Foreign currency translation effect	354	272	626

Balance December 31, 2010	14,433	3,192	17,625
Additions	3,417	3,682	7,099
Acquisitions	44	4,782	4,826
Disposals	(104)	(47)	(151)
Foreign currency translation effect	252	603	855

Balance December 31, 2011	18,042	12,212	30,254

Accumulated amortization:
Balance January 1, 2010	4,887	2,420	7,307
Amortization for the year	2,376	358	2,735
Reclassification	240	—	240
Foreign currency translation effect	305	233	538

Balance December 31, 2010	7,809	3,011	10,820
Amortization for the year	2,901	1,570	4,471
Disposals	(104)	(47)	(151)
Foreign currency translation effect	179	159	338

Balance December 31, 2011	10,785	4,693	15,478

Other intangible assets, net:
December 31, 2010	6,624	181	6,804
December 31, 2011	7,257	7,519	14,776

Other intangible assets are amortized over useful lives of 3 to 7 years. Estimated amortization expenses relating to other intangible assets are as follows:

2012	5,054
2013	4,279
2014	2,784
2015	1,640
2016	860
2017	159

14,776

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill

9- Goodwill

The changes in the carrying amount of goodwill are as follows:

	Front-end	Back-end	Total
Balance January 1, 2010	10,395	36,828	47,223
Foreign currency translation effect	798	2,794	3,592

Balance December 31, 2010	11,193	39,622	50,815
Foreign currency translation effect	—	1,316	1,316

Balance December 31, 2011	11,193	40,938	52,131

The allocation of the carrying amount of goodwill is as follows:

	December 31,
	2010	2011
Front-end segment:
ASM Microchemistry Oy	3,560	3,560
ASM Genitech Korea Ltd	7,633	7,633

Back-end segment:
ASM Pacific Technology Ltd	39,622	40,938

Total	50,815	52,131

We perform an annual impairment test at December 31 of each year or if events or changes in circumstances indicate that the carrying amount of goodwill exceeds its fair value. Our Front-end impairment test and the determination of the fair value is based on a discounted future cash flow approach that uses our estimates of future revenues, driven by assumed market growth and estimated costs as well as appropriate discount rates. Our Back-end impairment test is based on the market value of the listed shares of ASMPT.

The material assumptions used for the fair value calculation of the reporting unit are:

•

A discount rate of 20.5% (unchanged from 2010) representing the pre-tax weighted average cost of capital. This relative high rate is a consequence of the current situation whereby certain production lines are in the early phase of the product lifecycle, hence reflecting a higher risk.

•	For Front- end external market segment data, historical data and strategic plans to estimate cash flow growth per product line have been used.

•

Cash flow calculations are limited to five years of cash flow; after these five years perpetuity growth rates are set based on market maturity of the products. For maturing product the perpetuity growth rates used are 1% or less and for enabling technology products the rate used is 3% or less.

•	For Back-end the market value of the listed shares of ASMPT on the Hong Kong Stock exchange has been used in our analysis.

These estimates are consistent with the plans and estimated costs we use to manage the underlying business. Based on this analysis management believes that as per December 31, 2011 the fair value of the reporting units exceeded the carrying value.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

10- Property, Plant and Equipment

The changes in the amount of property, plant and equipment are as follows:

	Land, buildings and leasehold improvements	Machinery, equipment, furniture and fixtures	Total
At cost:
Balance January 1, 2010	96,475	316,935	413,410
Capital expenditures	24,716	78,258	102,974
Retirements and sales	(1,612)	(18,787)	(20,399)
Reclassification	74	(206)	(132)
Foreign currency translation effect	11,778	33,690	45,468

Balance December 31, 2010	131,431	409,889	541,320
Capital expenditures	38,993	50,226	89,218
Acquisition	276	11,249	11,525
Impairment	(1,416)	(6,622)	(8,038)
Retirements and sales	(9,361)	(30,692)	(40,053)
Reclassification	(235)	235	—
Foreign currency translation effect	8,186	20,666	28,852

Balance December 31, 2011	167,874	454,950	622,824

Accumulated depreciation:
Balance January 1, 2010	62,583	236,016	298,599
Depreciation for the year	7,092	23,538	30,630
Retirements and sales	(1,607)	(15,757)	(17,364)
Reclassification	—	(240)	(240)
Foreign currency translation effect	6,147	25,609	31,756

Balance December 31, 2010	74,216	269,167	343,383
Depreciation for the year	9,170	30,815	39,985
Retirements and sales	(9,310)	(26,920)	(36,230)
Foreign currency translation effect	3,020	12,485	15,505

Balance December 31, 2011	77,096	285,547	362,643

Property, plant and equipment, net:
December 31, 2010	57,215	140,722	197,937
December 31, 2011	90,778	169,403	260,180

Useful lives in years:	- Buildings and leasehold improvements	10-25
	- Machinery and equipment	2-10
	- Furniture and fixtures	2-10

ASM Japan has pledged real estate with a carrying value of € 6,088 to secure loan facilities outstanding in Japan.

In 2011 the Company recorded an impairment charge of € 8,038 related to machinery and equipment. The Company impaired certain items of property, plant and equipment related to the Back-end lead frame business. The impairment loss of € 8,038 was recognized based on the recoverable amount of the relevant assets.

In 2009 the Company recorded impairment charges of € 4,628 mainly related to machinery and equipment. The Company impaired certain demo tools which were as a result of the strategic reorientation determined end of life. Valuations of these assets are classified as Level 3 in the fair value hierarchy since their fair values were determined based on unobservable inputs. The impairment charges were determined based on the difference between the asset's estimated fair value and their carrying amount.

In 2009 the decision was made to dispose certain items of property, plant and equipment. These assets are reported as held for sale.

Assets Held For Sale	12 Months Ended
Dec. 31, 2011
Assets Held For Sale [Abstract]
Assets Held For Sale

11- Assets held for sale

The changes in the carrying value of assets held for sale are as follows:

	Japan	The Netherlands	Total
Balance January 1, 2010	5,231	277	5,508
Foreign currency translation effect	839	—	839

Balance December 31, 2010	6,070	277	6,347
Foreign currency translation effect	515	—	515

Balance December 31, 2011	6,585	277	6,862

In 2009 the decision was made to dispose certain items of property, plant and equipment. These assets represent a carrying value as per December 31, 2011 of € 6,862. The assets held for sale are located in Japan and The Netherlands. In Japan (Tama) a building that was used for research and development activities was ceased to be used in December 2009. The carrying value of € 5.7 million is lower than the fair value less cost to sell. Also in Japan, a piece of land that was purchased to build a research and development center has now been regarded as held for sale. The carrying value of € 0.9 million is below the expected selling price. The expected selling prices were determined, based on various inputs and considerations, including an appraisal from an outside firm performed during 2011. In the Netherlands the former ASMI head office located in Bilthoven has been regarded as held for sale. The carrying value of € 0.3 million is lower than the fair value less cost to sell. The expected selling prices were determined, based on various inputs and considerations, including an appraisal from an outside firm performed during 2009. During 2011 both the Japanese and the Dutch properties were under the interest of the market, though the assets have not been sold yet, the outside firms maintain the expected selling prices.

Evaluation Tools At Customers	12 Months Ended
Dec. 31, 2011
Evaluation Tools At Customers [Abstract]
Evaluation Tools At Customers

12- Evaluation tools at customers

The changes in the amount of evaluation tools are as follows:

Balance January 1, 2010	11,282
Evaluation tools shipped	5,381
Depreciation	(2,477)
Evaluation tools sold	(8,526)
Foreign currency translation effect	984

Balance December 31, 2010	6,644
Evaluation tools shipped	14,901
Depreciation	(2,518)
Evaluation tools sold	(7,830)
Transfer from inventories	1,913
Foreign currency translation effect	877

Balance December 31, 2011	13,987

Useful lives in years:	5

Evaluation tools are systems delivered to customers under evaluation agreements. Evaluation tools are recorded at cost and depreciated over their useful life (5 years). The depreciation period may be shorter, depending on circumstances. The depreciation expenses are reported as Cost of sales.

Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments

13- Investments

The investment of € 1,044 as per December 31, 2011 reflects the cost of the interest in Levitech B.V. Resulting from the management buy-out in 2009 of the RTP business, ASM International N.V. obtained a 20% interest in Levitech B.V. During 2011 the capital of Levitech B.V was increased, ASMI participated in this capital increase maintaining a 20% interest.

Notes Payable To Banks	12 Months Ended
Dec. 31, 2011
Notes Payable To Banks [Abstract]
Notes Payable to Banks

14- Notes Payable to Banks

Information on notes payable to banks is as follows:

	December 31,
	2010	2011
Short-term debt outstanding in:
Japan	7,130	7,734
Singapore	1,167	—
ASMPT	—	32,946

Total	8,297	40,680

Short-term debt outstanding in local currencies is as follows (in thousands):

	December 31,
	2010	2011
Japanese yen	775,000	775,000
Singapore dollar	2,000	—
Hong Kong dollar	—	331,144

Short-term debt outstanding in Japan in the amount of € 7,734 is collateralized by real estate with a carrying value of € 9,525 of ASM Japan.

ASMI and its individual subsidiaries borrow under separate short-term lines of credit with banks in the countries where they are located. The lines contain general provisions concerning renewal and continuance at the option of the banks. The weighted average interest rate of the outstanding notes payable was 1.9% at December 31, 2011.

Total short-term lines of credit amounted to € 289,528 at December 31, 2011. The amount outstanding at December 31, 2011 was € 40,680 and the undrawn portion totaled € 248,848. The undrawn portion includes the Company's standby revolving credit facility of € 150,000 with a consortium of banks. The facility is available through July 31 2014. In the event all outstanding convertible bonds due 6 November 2014 are converted, repaid or replaced prior to 30 June 2014, the maturity date will be 31 July 2015. Once the facility is used, this usage is secured by a portion of the Company's shareholding in ASMPT. The undrawn portion further includes € 92,262 for ASMPT, which amount is restricted to be used only in the operations of ASMPT. The undrawn portion further includes € 6,587 for ASM Japan, which amount is restricted to be used only in the operations of ASM Japan.

The credit facility of € 150,000 bank includes two financial covenants: a minimum long-term committed capital and a total net debt/equity ratio. These financial covenants are measured twice each year, at June 30 and December 31. The minimum level of long-term committed capital for the year ended December 31, 2011 was € 320 million, the long-term committed capital as per that date was € 810 million. Long-term committed capital is defined as the consolidated total equity plus the nominal value of the Convertible bonds due 2014. The net debt/equity ratio should not exceed 2.0, whereby equity is defined as consolidate total equity. For the year ended December 31, 2011 net cash was € 30.4 million and total equity € 660 million. The Company is in compliance with these financial covenants as of June 30, 2011 and as of December 31, 2011.

Short-term line of credits of ASM Japan of € 1,747 include financial covenants, of which the most important covenants, measured at December 31 of each year are, no two loss making years in a row and no annual loss in excess of a certain percentage of the equity of ASM Japan. ASM Japan is in compliance with these financial covenants as of December 31, 2011.

ASMI is guarantor with respect to a credit line of € 14,321, with € 7,734 outstanding, of ASM Japan. ASMI does not provide guarantees for borrowings of ASMPT and there are no guarantees from ASMPT to secure indebtedness of ASMI. Under the rules of the Stock Exchange of Hong Kong, ASMPT is precluded from providing loans and advances other than trade receivables in the normal course of business, to ASMI or its non ASMPT subsidiaries.

Provision For Warranty	12 Months Ended
Dec. 31, 2011
Provision For Warranty [Abstract]
Provision For Warranty

15- Provision for Warranty

The changes in the amount of provision for warranty are as follows:

Balance January 1, 2010	5,650
Charged to cost of sales	7,066
Deductions	(4,824)
Foreign currency translation effect	381

Balance December 31, 2010	8,273
Charged to cost of sales	29,809
Acquisition SEAS	33,733
Deductions	(24,822)
Foreign currency translation effect	2,519

Balance December 31, 2011	49,512
Non-current portion	(6,828)

Current portion	42,684

The increase of the deductions in 2011 is mainly caused by the newly acquired SEAS business.

Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period. The warranty period is usually one to two years. The Company accrues for the estimated cost of the warranty on its products shipped in the provision for warranty, upon recognition of the sale of the product. The costs are estimated based on actual historical expenses incurred and on estimated future expenses related to current sales, and are updated periodically. Actual warranty costs are charged against the provision for warranty.

Accrued Expenses And Other	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other [Abstract]
Accrued Expenses And Other

16- Accrued Expenses and Other

Accrued expenses and other consist of the following:

	December 31,
	2010	2011
Advance payments from customers	28,272	29,621
Accrual for employee contract termination benefits	2,065	—
Accrual for onerous contracts	1,449	446
Deferred revenue	4,367	6,340
Accrual for salaries, wages and related taxes and expenses	47,060	60,039
Interest payable	2,102	1,881
Payables arising from acquisition of property, plant and equipment	18,251	20,509
Other	13,835	34,054

	117,401	152,890

The accrual for employee termination benefits relates to the benefits payable to employees that have become redundant and are terminated under the terms and conditions of a restructuring plan. The accrual for onerous contracts relates to operating lease contracts for buildings for which no economic benefits are expected. The accrual for onerous contracts is expected to be utilized by 2013.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

17- Long-term Debt

Long-term debt consists of the following:

	December 31,
	2010	2011
Term loans:
Japan, 1.2-2.0%, due 2012 – 2014	16,606	17,764
Singapore, 4.5%, due 2011	337	—
Mortgage loans:
Japan, 2.1-2.2%, due 2012	2,898	1,746
Capital lease commitments:
Japan, 1.8%, due 2012	425	141

	20,266	19,651
Current portion	(15,950)	(4,332)

	4,316	15,319

Long-term debt, including current portion, in local currencies is as follows (in thousands):

	December 31,
	2010	2011
Japanese yen	2,166,175	1,969,097
Singapore dollars	578	—

Aggregate annual principal repayments for years subsequent to December 31, 2011 are:

2012	4,332
2013	349
2014	14,970

19,651

Long-term debt outstanding in Japan in the amount of € 15,120 is collateralized by real estate with a carrying value of € 6,088 of ASM Japan.

Long-term debt of ASM Japan of € 11,976 includes financial covenants, of which the most important covenants, measured at December 31 of each year are as follows:

•	no two loss making years in a row;

•	no annual loss in excess of a certain percentage of the equity of ASM Japan.

ASM Japan is in compliance with these financial covenants as of December 31, 2011.

ASMI is guarantor with respect to € 2,794 long-term debt outstanding of ASM Japan.

Capital lease commitments relate to commitments for equipment and machinery.

Convertible Subordinated Debt	12 Months Ended
Dec. 31, 2011
Convertible Subordinated Debt [Abstract]
Convertible Subordinated Debt

18- Convertible Subordinated Debt

As per 1 January 2009, ASMI applies ASC 815 "Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity's Own Stock".

Our convertible bonds due 2011 and 2014, include a component that creates a financial liability to the Company and a component that grants an option to the holder of the convertible note to convert it into common shares of the Company ("conversion option"). ASC 815 requires separate recognition of these components.

For the conversion options of the convertible bonds due 2011 the accounting was different from that for the conversion option of the convertible bonds due 2014. As the convertible bonds due 2011 were denominated in USD and the ASM International common shares in which they can be converted to are denominated in Euro, these conversion options were recognized as a liability measured at fair value. The conversion option was measured at fair value through the income statement, for 2011 this revaluation at fair value resulted in a loss of € 4.4 million (2010 € 19.0 million). For the conversion options of the convertible bonds due 2014 the fixed–for-fixed principle is met as both the debt instrument (the bond) and the Company's equity shares, in which they can be converted to, are denominated in the same currency (Euro). Based on this criterion the conversion option qualifies as permanent equity.

The fair value of the liability component is estimated using the prevailing market interest rate at the date of issue, for similar non-convertible debt. Subsequently, the liability is measured at amortized cost. The interest expense on the liability component is calculated by applying the market interest rate for similar non-convertible debt at the date of issue to the liability component of the instrument. The difference between this amount and the interest paid is added to the carrying amount of the convertible subordinated notes, thus creating a non-cash interest expense. For the financial year 2011 this accretion interest expense was € 4,401 (2010; € 6,010).

On December 31, 2010 we initiated a full redemption for all of the outstanding principal balance of our 4.25% Convertible Subordinated notes due 2011, as per February 15, 2011. This proposal for redemption resulted in an almost full conversion of convertible notes into common shares. Until conversion, the conversion option was valued at fair value resulting in a non-cash loss during 2011 of € 4.4million.

The changes in the outstanding amounts of convertible subordinated debt are as follows:

	5.25% convertible subordinated notes, due 2010	4.25% convertible subordinated notes, due 2011	6.50% convertible unsecured notes, due 2014
Liability at redemption value at date of issuance	79,267	111,682	150,000
Conversion component at date of issuance	(13,653)	(18,329)	(23,601)

Liability component at date of issuance	65,614	93,353	126,399

Balance January 1, 2010	11,542	65,394	126,955
Conversion of notes	(12,677)	(5)	—
Accrual of interest	181	1,560	3,849
Repurchasing of notes	—	(38,276)	—
Foreign currency translation effect	954	3,765	—

Balance December 31, 2010	—	32,439	130,804
Conversion of notes	—	(32,536)	—
Accrual of interest	—	126	4,274
Foreign currency translation effect	—	(29)	—

Balance December 31, 2011	—	—	135,078

Reported as non-current liabilities	—	—	135,078
Reported as current liabilities	—	—	—

	5.25% convertible subordinated notes, due 2010	4.25% convertible subordinated notes, due 2011	6.50% convertible subordinated notes, due 2014
Nominal value in US$:
December 31, 2010	—	44,909	n/a
December 31, 2011	—	—	n/a

Nominal value in €:
December 31, 2010	—	33,609	150,000
December 31, 2011	—	—	150,000

5.25% convertible subordinated notes, due 2010

In May 2003, ASMI issued US$ 90.0 million in principal amount of 5.25% convertible subordinated notes due in May 2010 in a private offering. Interest on the notes was payable on May 15 and November 15 of each year. The notes were subordinated in right of payment to all of the Company's existing and future senior indebtedness. The notes were convertible, at the option of the holder, into shares of the Company's common stock initially at a conversion rate of 52.0237 shares of common stock for each US$ 1,000 principal amount of notes, subject to adjustment in certain circumstances. This was equivalent to an initial conversion price of US$ 19.22 per share. On or after May 20, 2006, the Company could redeem any of the notes at a redemption price equal to 100% of the principal amount of the notes being redeemed, plus accrued and unpaid interest, if the closing price of the Company's common shares exceeded 150% of the conversion price for at least 20 trading days in any period of 30 consecutive trading days and if certain other conditions were satisfied. In the event of a change in control, the Company could be required to repurchase the notes.

In 2007, US$ 20.8 million of the US$ 90.0 million convertible subordinated notes were repurchased. The US$ 20.8 million were repurchased for a market value of US$ 29.0 million. The loss for the early extinguishment of the notes of € 6,309, which includes the premium paid above par and the write-off of unamortized issuance costs, was recorded as expense from early extinguishment of debt in the Consolidated Statement of Operations for the year 2007.

In 2008, US$ 48.3 million convertible subordinated notes was repurchased. The US$ 48.3 million was repurchased for a market value of US$ 37.7 million. The gain from the early extinguishment of the notes of € 7,957, which includes the premium paid under par and the write-off of unamortized issuance costs, was recorded as a gain from early extinguishment of debt in the Consolidated Statement of Operations for the year 2008.

In 2008 US$ 0.01 million in convertible subordinated notes were converted into 520 common shares out of the treasury shares, previously purchased by the Company.

In 2009 US$ 4.0 million convertible subordinated notes was repurchased for a market value of US$ 5.2 million. The loss from the early extinguishment of the notes of € 211 thousand, which includes the premium paid above par and the write-off of unamortized issuance costs, was recorded as a loss from early extinguishment of debt in the Consolidated Statement of Operations for the year 2009.

In 2010 the remaining US$ 16.9 million in convertible subordinated notes were converted into 878,154 common shares, newly issued by the Company.

4.25% convertible subordinated notes, due 2011

In December 2004, ASMI issued US$ 150.0 million in principal amount of 4.25% convertible subordinated notes due in December 2011 in a private offering. Interest on the notes was payable on June 6 and December 6 of each year. The notes were subordinated in right of payment to all of the Company's existing and future senior indebtedness. The notes were convertible, at the option of the holder, into shares of the Company's common stock initially at a conversion rate of 48.0307 shares of common stock for each US$ 1,000 principal amount of notes, subject to adjustment in certain circumstances. This was equivalent to an initial conversion price of US$ 20.82 per share. Effective December 6, 2007, the conversion price was adjusted for the cash dividend paid in September 2007 to US$ 20.71 per share. On or after December 6, 2007, the Company could redeem any of the notes at a redemption price equal to 100% of the principal amount of the notes being redeemed, plus accrued and unpaid interest, if the closing price of the Company's common shares exceeded 130% of the conversion price for at least 20 trading days in any period of 30 consecutive trading days. In the event of a change in control, the Company could be required to repurchase the notes.

In 2007, US$ 14.6 million of the US$ 150.0 million convertible subordinated notes were repurchased. The US$ 14.6 million were repurchased for a market value of US$ 19.4 million. The loss for the early extinguishment of the notes of € 3,740, which includes the premium paid above par and the write-off of unamortized issuance costs, was recorded as expense from early extinguishment of debt in the Consolidated Statement of Operations for the year 2007.

In 2008 US$ 7.7 million in convertible subordinated notes were converted into 372,426 common shares of which 102,509 consisted of the treasury shares previously purchased by the Company and 269,917 newly issued common shares.

In 2009 US$ 26.3 million convertible subordinated notes were repurchased for a market value of US$ 33.7 million. The loss from the early extinguishment of the notes of € 1,548 thoussand, which includes the write-off of unamortized issuance costs and the amortization of unamortized interest expenses, was recorded as a loss from early extinguishment of debt in the Consolidated Statement of Operations for the year 2009.

In 2010 US$ 56.5 million convertible subordinated notes was repurchased for a market value of US$ 74.6 million. The loss from the early extinguishment of the notes of € 3,609, which includes the write-off of unamortized issuance costs and the amortization of unamortized interest expenses, was recorded as a loss from early extinguishment of debt in the Consolidated Statement of Operations for the year 2010.

In 2010 US$ 7 thousand in convertible subordinated notes were converted into 337 common shares, newly issued by the Company.

On January 3, 2011 we announced that we initiated a full redemption for all of the outstanding principal balance of the 4.25% Convertible Subordinated Notes due 2011. The Notes which were not converted into common shares were redeemed on February 16, 2011, at a redemption price of 100.00% of the principal amount thereof, plus accrued and unpaid interest to February 15, 2011. The Notice of Redemption for the Notes was sent to all registered holders on January 3, 2011.

The 4.25% convertible subordinated notes ranked pari passu with the 5.25% convertible subordinated notes.

6.50% convertible subordinated notes, due 2014

In November 2009, ASMI issued € 150.0 million in principal amount of 6.50% convertible unsecured notes due in November 2014 in a private offering. Interest on the notes is payable on February 6, May 6, August 6 and November 6 of each year. The notes are subordinated in right of payment to all of the Company's existing and future senior indebtedness. The notes are convertible into shares of the Company's common stock only, initially at a conversion rate of 58.5851 shares of common stock for each € 1,000 principal amount of notes, subject to adjustment in certain circumstances. This is equivalent to an initial conversion price of € 17.09 per share. As a result of the dividend paid on common shares during 2011 the conversion price was adjusted to € 16.85. On or after November 27, 2012, the Company may redeem any of the notes at a redemption price equal to 100% of the principal amount of the notes being redeemed, plus accrued and unpaid interest, if the closing price of the Company's common shares has exceeded 130% of the conversion price for at least 20 trading days in any period of 30 consecutive trading days. In the event of a change in control, the Company may be required to repurchase the notes.

The 6.50% convertible subordinated notes rank pari passu amongst themselves and equally with all other unsecured and unsubordinated obligations of the Company.

Conversion option

The conversion component of the subordinated notes qualifying as a liability was measured at fair value. The fair values for these options were determined using a Black-Scholes option valuation model.

Debt issuance costs

The fees incurred for the issuance of the convertible subordinated notes are included as debt issuance costs in the Consolidated Balance Sheet and amortized by the effective interest method as interest expense during the economic life of the debts. Debt issuance costs of € 1,093 are expected to be amortized in 2012.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

19- Shareholders' Equity

Common shares, preferred and financing preferred shares

The authorized capital of the Company amounts to 110,000,000 shares of € 0.04 par value common shares, 118,000 shares of € 40 par value preferred shares and 8,000 shares of € 40 par value financing preferred shares, of which 55,377,020 common shares, no preferred and no financing preferred shares were outstanding as at December 31, 2011. All shares have one vote per € 0.04 par value. Treasury shares held by the Company cannot be voted on.

Financing preferred shares are designed to allow ASMI to finance equity with an instrument paying a preferred dividend, linked to EURIBOR loans and government loans, without the dilutive effects of issuing additional common shares.

Preferred and financing preferred shares are issued in registered form only and are subject to transfer restrictions. Essentially, a preferred or financing preferred shareholder must obtain the approval of the Company's Supervisory Board to transfer shares. If the approval is denied, the Supervisory Board will provide a list of acceptable prospective buyers who are willing to purchase the shares at a cash price to be fixed by consent of the Supervisory Board and seller within two months after the approval is denied. If the transfer is approved, the shareholder must complete the transfer within three months, at which time the approval expires.

Preferred shares are entitled to a cumulative preferred dividend based on the amount paid-up on such shares. Financing preferred shares are entitled to a cumulative dividend based on the par value and share premium paid on such shares. The preferred dividend on the amount paid-up was € 5 for the year 2009.

In the event preferred shares are issued, the Management Board must, within two years after such preferred shares were issued, submit to the general meeting a proposal to annul the preferred shares. On May 14, 2008, 21,985 preferred shares were issued to Stichting Continuïteit ASM International ("Stichting"). The amount paid-up by Stichting was € 220, which is the equivalent of one/fourth of the nominal value of the preferred shares. On May 14, 2009 the Annual Meeting of Shareholders resolved to cancel the outstanding preferred shares and to reissue an option to Stichting Continuïteit to acquire preferred shares.

During 2008, ASM engaged Lehman Bros ("Lehman"). to repurchase ordinary ASMI shares on the Euronext and Nasdaq markets on behalf of ASMI. As of September 15, 2008, at the time it went into bankruptcy administration, Lehman reported that it had purchased and held on our behalf 2,552,071 shares, which were accounted for as treasury shares accordingly. ASM filed a submission with the Lehman administrators giving notice of the shares held in custody by Lehman. At ASMI's May 2009 Annual General Meeting, our shareholders resolved to cancel all of these treasury shares which, accordingly, was accounted for in our 2009 Annual Report as a reduction of the number of outstanding shares. Lehman was notified of the cancellation of shares at the time.

In September 2010, Lehman's administrators notified us that there is a possible shortfall in the number of shares held by Lehman of 479,279 shares (out of the 2,552,071 shares), which cannot currently be accounted for by Lehman. During 2011 we received further information based on which we conclude that the possible shortfall in the number of shares held by Lehman is now reduced to 246,983 shares

The Lehman administrators also reported a segregated collateral cash account of US$ 6,759, that ASMI may be entitled to in the absence of the shares. We have not been able to obtain additional information to confirm and understand the potential shortfall of shares or our ability to recover the US$ 6,759 from the Lehman bankruptcy proceedings in lieu of the shares. Accordingly, we are uncertain at this time as to the accuracy of the shortfall of shares, our ability to claim the collateral cash sum to cover the value of any such discrepancy, and our entitlement to all or a portion of such sum when distributions are determined and made by the administrator since there is likely to also be a shortfall in Lehman assets subject to proprietary rights. Given the magnitude of the overall Lehman administration, we believe it may take several years to obtain clarity or resolution about the potential shortfall or claim to cash. ASMI is in the process of filing a claim with the Lehman administrators to safeguard our interests.

Considering the factual and legal uncertainties, it is premature to conclude that the 246,983 shares should still be considered as outstanding or that ASMI has a US$ 6,759 receivable from Lehman. ASMI has, therefore, neither reversed the cancellation of these shares that we recorded in 2009, nor recorded a receivable from Lehman. If the shares would be considered as outstanding, the negative impact on our basic and diluted earnings per share (EUR 1) as at December 31, 2011 would have been € 0.015 and € 0.012 respectively per share.

Retained earnings

Distributions to common shareholders are limited to the extent the total amount of shareholders' equity exceeds the amounts of nominal paid-in share capital (exclusive any share premium) and any reserves to be formed pursuant to law or the Company's articles of association. The amounts are derived from the Statutory Financial Statements of ASM International N.V.

Results on dilution of investments in subsidiaries are accounted for directly in equity. The 2009 results and changes in equity have been adjusted accordingly. For 2011 and 2010 these dilution gains were € 5,263 and € 4,957 respectively.

Accumulated other comprehensive loss

The changes in the amount of accumulated other comprehensive loss are as follows:

	Foreign currency translation effects	Unrealized gains (losses) on derivative instruments, net of tax	Unrecognized pension obligations, net of tax	Total
Balance January 1, 2010	(64,240)	(123)	(391)	(64,754)
Foreign currency translation effect on translation of foreign operations	30,553	—	(87)	30,466
Increase in fair value of derivative instruments, net of tax	—	136	—	136
Actuarial loss	—	—	(87)	(87)

Total change in accumulated other comprehensive loss	30,553	136	(174)	30,515

Balance December 31, 2010	(33,687)	13	(565)	(34,239)
Foreign currency translation effect on translation of foreign operations	13,357	—	—	13,357
Increase in fair value of derivative instruments, net of tax	—	(13)	—	(13)
Actuarial loss	—	—	744	744

Total change in accumulated other comprehensive loss	13,357	(13)	744	14,088

Balance December 31, 2011	(20,330)	—	179	(20,151)

Purchases of Equity Securities by the Issuer and Affiliated Purchasers

On May 23, 2011, the General Meeting of Shareholders authorized the Company, for an 18-month period, to be calculated from the date of the General Meeting, to repurchase its own shares up to the statutory maximum, at a price at least equal to the shares' nominal value and at most a price equal to 110% of the share's average closing price according to the listing on the Euronext Amsterdam stock exchange during the five trading days preceding the purchase date.

Per February 29, 2012 no shares were bought back under the authorization of May 23, 2011.

The maximum of shares that may yet be purchased under the program takes into account the treasury shares held by the Company (at December 31, 2011 there were no treasury shares held) and the maximum number of common shares which the Company can hold according to its Articles of Association. This maximum is 10% of the number of common shares issued.

Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
Employee Benefits

20- Employee Benefits

Pension plans

Front-end

For the Front-end segment the Company has retirement plans covering substantially all employees. The principal plans are defined contribution plans, except for the plans of the Company's operations in the Netherlands and Japan.

The Company's employees of the Front-end segment in the Netherlands, approximately 165 FTE, participate in a multi-employer union plan ,"Bedrijfstakpensioenfonds Metalektro", ("PME") determined in accordance with the collective bargaining agreements effective for the industry in which ASMI operates. This collective bargaining agreement has no expiration date. This multiemployer union plan covers approximately 1,220 companies and 130,000 contributing members. ASMI's contribution to the multiemployer union plan is less than 5.0% of the total contribution to the plan as per the annual report for the year ended December 31, 2010. The plan monitors its risks on a global basis, not by company or employee, and is subject to regulation by Dutch governmental authorities. By law (the Dutch Pension Act), a multiemployer union plan must be monitored against specific criteria, including the coverage ratio of the plan assets to its obligations. This coverage ratio must exceed 104.3% for the total plan. Every company participating in a Dutch multiemployer union plan contributes a premium calculated as a percentage of its total pensionable salaries, with each company subject to the same percentage contribution rate. The premium can fluctuate yearly based on the coverage ratio of the multiemployer union plan. The pension rights of each employee are based upon the employee's average salary during employment.

ASMI's net periodic pension cost for this multiemployer union plan for any period is the amount of the required contribution for that period. A contingent liability may arise from, for example, possible actuarial losses relating to other participating entities because each entity that participates in a multiemployer union plan shares in the actuarial risks of every other participating entity or any responsibility under the terms of a plan to finance any shortfall in the plan if other entities cease to participate.

The coverage ratio of the multiemployer union plan decreased to 90.0% as of December 31, 2011 (December 31, 2010: 96.0%). Because of the low coverage ratio PME prepared and executed a so-called "Recovery Plan" which was approved by De Nederlandsche Bank, the Dutch central bank, which is the supervisor of all pension companies in the Netherlands. Due to the low coverage ratio and according the obligation of the "Recovery Plan" the pension premium percentage will increase from 23.0% in 2011 to 24.0% in 2012. The coverage ratio is calculated by dividing the plan assets by the total sum of pension liabilities and is based on actual market interest.

The Company's employees of the Front-end segment in Japan participate in a defined benefit plan. The funded status of the plan and the amounts not yet recognized in the Consolidated Statement of Operations and the amounts recognized in the Consolidated Balance Sheet are as follows:

	December 31,
	2010	2011
Defined benefit obligations	(8,805)	(9,485)
Fair value of plan assets	3,189	4,090

Funded status deficit	(5,617)	(5,395)
Unrecognized actuarial loss	954	1,215
Unrecognized prior service cost	—	(684)

Net liabilities	(4,663)	(4,864)

The changes in defined benefit obligations and fair value of plan assets are as follows:

	December 31,
	2010	2011
Defined benefit obligations
Balance January 1	6,560	8,805
Current service cost	629	664
Interest on obligation	139	107
Actuarial losses (gains)	795	(53)
Benefits paid	(819)	(176)
Curtailment and settlement	—	(630)
Foreign currency translation effect	1,502	768

Balance December 31	8,805	9,485
Fair value of plan assets
Balance January 1	2,119	3,189
Expected return on plan assets	77	103
Actuarial losses	658	(219)
Company contribution	647	852
Benefits paid	(819)	(176)
Foreign currency translation effect	507	342

Balance December 31	3,189	4,090

The net periodic benefit cost consists of the following:

	December 31,
	2009	2010	2011
Current service cost	675	629	664
Interest on obligation	154	139	107
Expected return on plan assets	(98)	(77)	(103)
Amortization deferred actuarial loss	44	1	6
Amortization of past service cost	—	—	(13)

Net periodic pension benefit cost	775	692	662

The actual return on plan assets was € 78, € 734 and € (116) for the years ended December 31, 2009, 2010 and 2011 respectively.

The assumptions in calculating the actuarial present value of benefit obligations and net periodic benefit cost are as follows:

	December 31,
	2009	2010	2011
Discount rate for obligations	1.70%	1.25%	1.25%
Expected return on plan assets	3.00%	3.00%	3.00%
Expected rate of compensation increase	2.93%	2.93%	2.93%

The allocation of plan assets is as follows:

	December 31,
	2010		2011
Equity	798	25%	940	23%
Bonds	1,965	62%	2,488	60%
Loans	235	7%	368	9%
Real estate	51	2%	66	2%
Other	140	4%	227	6%

	3,189	100%	4,090	100%

Equity securities consist primarily of publicly trades Japanese companies and common collective funds. Publicly traded equities are valued at the closing prices reported in the active market in which the individual securities are traded (level 1). Common collective funds are valued at the net asset value (level 1) per share multiplied by the number of shares held as of the measurement date.

Fixed income (bonds and loans) consists of corporate bonds, government securities and common collective funds. Corporate and government securities are valued by third-party pricing sources (level 2). Common collective funds are valued at the net asset value per share (level 2) multiplied by the number of shares held as of the measurement date.

Real estate fund and other values are primarily reported by the fund manager and are based on valuation of the underlying investments(level 3) which include inputs such as cost, discounted cash flows, independent appraisals and market based comparable data.

The plan assets do not include any of the Company's shares.

Back-end

For the Back-end segment the ASMPT has retirement plans covering a substantial portion of its employees. The principal plans are defined contribution plans.

The plans for employees in Hong Kong are registered under the Occupational Retirement Schemes Ordinance ("ORSO Scheme") and a Mandatory Provident Fund Scheme ("MPF Scheme") established under the Mandatory Provident Fund Schemes Ordinance in December 2000. The assets of the schemes are held separately from those of ASMPT in funds under the control of trustees. The ORSO Scheme is funded by monthly contributions from both employees and ASMPT at rates ranging from 5% to 12.5% of the employee's basic salary, depending on the length of services with ASMPT. For members of the MPF Scheme, ASMPT contributes 5% of relevant payroll costs to the MPF Scheme subject only to the maximum level of payroll costs amounting to HK$20,000 (equivalent of € 2,000) per. employee, which contribution is matched by the employees.

The employees of ASMPT in Mainland China, Singapore and Malaysia are members of state managed retirement benefit schemes operated by the relevant governments. ASMPT is required to contribute a certain percentage of payroll costs to these schemes to fund the benefits. The only obligation of ASMPT with respect to these schemes is to make the specified contributions. The assets of the schemes are held separately from those of ASMPT in funds under the control of trustees, and in the case of Singapore and Malaysia, by the Central Provident Fund Board of Singapore and Employee Provident Fund of Malaysia respectively.

Certain ASM AS (the former SEAS) entities operate funded defined benefits pension scheme for all their qualified employees. Pension benefits provided by ASM AS Entities are currently organized primarily through defined benefit pension plans which cover virtually all German employees and certain foreign employees of ASM AS entities. Furthermore, ASM AS entities provide other post-employment benefits, which consist of transition payments and death benefits to German employees after retirement. These predominantly unfunded other post-employment benefit plans qualify as defined benefit plans. Defined benefit plans determine the entitlements of their beneficiaries. An employee's final benefit entitlement at regular retirement age may be higher than the fixed benefits at the reporting date due to future compensation or benefit increases. The net present value of this ultimate future benefit entitlement for service already rendered is represented by the Defined Benefit Obligation ("DBO"), which is calculated with consideration of future compensation increases by actuaries. The DBO is calculated based on the projected unit credit method and reflects the net present value as of the reporting date of the accumulated pension entitlements of active employees, former employees with vested rights and of retirees and their surviving dependents with consideration of future compensation and pension increases.

In the case of unfunded plans, the recognized pension liability is equal to the DBO adjusted by unrecognized past service cost. In the case of funded plans, the fair value of the plan assets is offset against the benefit obligations. The net amount, after adjusting for the effects of unrecognized past service cost, is recognized as a pension liability or prepaid pension asset.

December 31, 2011
Defined benefit obligations	(22,303)
Fair value of plan assets	21,364

Funded status deficit	(939)

The changes in defined benefit obligations and fair value of plan assets are as follows:

December 31, 2011
Defined benefit obligations
Balance January 1	—
Obligation assumed in the acquisition of SEAS	22,305
Current service cost	1,502
Interest on obligation	898
Actuarial losses	(2,662)
Benefits paid	(26)
Transfers	(65)
Contribution participants	89
Foreign currency translation effect	262

Balance December 31	22,303

Fair value of plan assets
Balance January 1	—
Fair value of plan assets at completion date of acquisition of SEAS	22,199
Expected return	673
Actuarial losses	(1,646)
Contribution participants	89
Foreign currency translation effect	50

Balance December 31	21,364

The assumptions in calculating the actuarial present value of benefit obligations and net periodic benefit cost are as follows:

December 31, 2011
Discount rate for obligations	5.25%
Expected return on plan assets	4.00%
Expected rate of compensation increase	2.26%

The allocation of plan assets is as follows:

	December 31, 2011
Equity	3,418	16%
Fixed income and corporate bonds	17,519	82%
Cash and other assets	427	2%

	21,364	100%

The plan assets do not include any of the Company's shares.

Other post-employment benefit plans ASMPT.

Employees who joined ASM Assembly Systems GmbH & Co. KG , a subsidiary located in Germany, on or before 30 September 1983, are entitled to transition payments and death benefits. In respect of the transition payments for the first six months after retirement, participants receive the difference between their final compensation and the retirement benefits payable under the corporate pension plan. Employees of the Group in France are entitled to retirement indemnity plans as required by the French labor laws.

The reconciliation of the funded status of the other post-employment benefit plans to the amount recognized in the consolidated statement of financial position per December 31, 2011 is as follows:

Defined benefit obligation (unfunded)	(1,414)

The reconciliation of the changes in the benefit obligation for the other post-employment benefits for the year ended 31 December 2011 is as follows:

December 31, 2011
Defined benefit obligations
Balance January 1	1,470
Current service cost	63
Interest on obligation	65
Actuarial losses	(174)
Benefits paid	(18)
Foreign currency translation effect	9

Balance December 31	1,414

The components of the principal pension benefit plans and the other post-employment benefit plans recognized in the consolidated statement of operations in respect of these defined benefit plans and other post-employment benefits for year ended 31 December 2011 are as follows:

	December 31, 2011
	Principal defined benefit plans	Other post- employment benefit plans	Total
Current service cost	(1,502)	(63)	(1,565)
Interest on obligation	(898)	(65)	(962)
Expected return on plan assets	673	—	673

Net periodic pension benefit cost	(1,726)	(128)	(1,854)

The actual return on plan assets was €973 for the year ended December 31, 2011.

Other retirement benefit obligations ASMPT.

The consolidated statement of financial position also includes liabilities for other retirement benefit obligations consisting of liabilities for severance payments in Italy and Austria amounting to € 317 as at 31 December 2011.

ASMI expects to contribute € 3,033 to the defined benefit plan in 2012. The Company expects to pay benefits for years subsequent to December 31, 2011 as follows:

	Front-end segment	Back-end segment	Total
2012	79	13	92
2013	56	10	66
2014	93	12	105
2015	71	19	90
2016	92	27	119
Aggregate for the years 2017-2021	1,186	299	1,485

Total	1,577	380	1,957

Retirement plan costs consist of the following:

	December 31,
	2009	2010	2011
Defined contribution plans	6,875	10,423	15,990
Multi-employer plans	2,089	1,207	1,111
Defined benefit plans	775	673	1,844

Total retirement plan costs	9,739	12,303	18,945

The Company does not provide for any significant post-retirement benefits other than pensions.

Employee Stock Option Plan

The Company has adopted various stock option plans and has entered into stock option agreements with various employees. Under these plans, employees may purchase a specific number of shares of the Company's common stock. Options are priced at market value in euros or U.S. dollars on the date of grant, are generally vesting in equal parts over a period of five years and generally expire after five or ten years. Under the 2001 Stock Option Plan the Company is authorized to issue 4,000,000 shares.

In 2011 a new Stock Option Plan was adopted. In the new plan to limit potential dilution, the amount of outstanding (vested and non-vested) options granted to the Management Board and to other employees will not exceed 7.5% of the issued ordinary share capital of ASMI. The new Stock Option Plan 2011 consists of two sub-plans: the ASMI Stock Option Plan for employees (ESOP) and the ASMI Stock Option for members of the Management Board (MSOP).

A leading principle of the option plans is that options are issued to employees and Management Board members once per annum as at 31 December of the relevant year, this includes the possible grant to newly hired employees. The number of options outstanding under the option plans or under any other plan or arrangement in aggregate may never exceed 7.5% of ASMI's share capital. This is in accordance with the ASMI Remuneration Policy.

By resolution of the AGM of 23 May 2011 the formal authority to issue options and shares was allocated to the Management Board subject to the approval of the Supervisory Board. This authority is valid for 18 months and needs to be refreshed annually by the AGM to allow the continued application of the SOPS beyond 23 November 2012. The ESOP is principally administered by the Management Board and the MSOP is principally administered by the Supervisory Board. This complies with applicable corporate governance standards. However, the Supervisory Board has no power to represent the Company. For external purposes the Management Board remains the competent body under both SOPS. The SOPS envisage that the Supervisory Board, or—in the case of the ESOP—the Management Board with the approval of the Supervisory Board, will determine the number of options to be granted to the Management Board members and to employees as of 31 December of any financial year (the Grant date).

For employees and existing Management Board members the Grant Date for all options granted is 31 December of the relevant year. In each of these situations the three year Vesting Period starts at the Grant Date. The exercise price of all options issued under the SOPS is determined on the basis of the market value of the ASMI shares as at (i.e. immediately prior to) the Grant Date.

The exercise period is 4 years starting at the 3rd anniversary of the vesting date.

At December 31, 2011, options to purchase 687,114 shares have been issued under the 2001 Stock Option Plan representing 1.6% of the shares outstanding per December 31,2011. Under previous plans no more options to purchase shares can be issued. Under the various stock option plans a total of 1,835,523 options to purchase common stock were outstanding at December 31, 2011, expiring at various dates through 2019. The number of options outstanding at December 31, 2010 and 2011 were 1,445,523 and 1,835,067 respectively.

The following is a summary of changes in options outstanding:

	Number of options	Weighted average exercise price in US$	Number of options	Weighted average exercise price in €
Balance January 1, 2009	602,940	18.47	857,790	14.61
Options granted	358,400	17.83	381,600	14.76
Options forfeited	(68,740)	14.27	(245,332)	14.43
Options exercised	(69,700)	12.99	(66,800)	12.20

Balance December 31, 2009	822,900	19.00	927,258	14.89
Options granted	42,000	35.01	64,500	22.53
Options forfeited	(35,700)	19.73	(67,185)	16.97
Options exercised	(143,140)	16.83	(165,110)	13.12

Balance December 31, 2010	686,060	20.40	759,463	15.74
Options granted	—	—	687,114	22.33
Options forfeited	(1,080)	16.65	—	—
Options exercised	(169,870)	19.10	(126,620)	14.82

Balance December 31, 2011	515,110	20.83	1,319,957	19.08

The weighted average fair values of employee stock options granted in U.S. dollars were US$ 9.31 in 2009 and US17.02 in 2010. The weighted average fair values of employee stock option granted in Euro were € 7.26 in 2009, € 13.94 in 2010 and € 22.33 in 2011.

The weighted average remaining contractual life of the outstanding options granted in 2011 is 7 years at December 31, 2011.

The total intrinsic value of options exercised was € 684, € 2,322 and € 4,307 for the years ended December 31, 2009, 2010 and 2011 respectively. In 2009, 2010 and 2011 new shares have been issued for the exercise of 23,009 options, 308,250 options and 296,490 options respectively.

At December 31, 2011 options outstanding and options exercisable classified by range of exercise prices are:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
In US$		In years	In US$		In US$
1.00-10.00	51,000	7.14	7.52	3,000	7.06
10.00-15.00	91,510	4.18	12.10	45,590	12.12
15.00-20.00	43,800	5.61	18.42	16,600	17.61
20.00-30.00	286,800	4.87	24.28	102,800	24.81
30.00-40.00	42,000	5.01	35.01	—	—

US$1.00-40.00	515,110	5.05	20.83	167,990	20.34

In €		In years	In €		In €
1.00-10.00	13,800	1.91	7.92	4,000	7.79
10.00-15.00	143,020	3.89	12.49	126,160	12.71
15.00-20.00	461,523	4.16	16.15	178,443	17.58
20.00-30.00	701,614	6.89	22.56	—	—

€ 1.00-30.00	1,319,957	5.56	19.08	308,603	15.46

At December 31, 2011, the aggregate intrinsic value of all options outstanding and all options exercisable is € 8,136 and € 3,317 respectively.

The cost relating to employee stock options is measured at fair value on the grant date. The fair value was determined using the Black-Scholes option valuation model with the following weighted average assumptions:

	December 31,
	2010	2011
Expected life (years)	5 – 10	7
Risk free interest rate	2.8%	3.51%
Dividend yield	—	0.32%
Expected volatility	45.6%	40.90%

The grant date fair value of the stock options is expensed on a straight-line basis over the vesting period, based on the Company's estimate of stock options that will eventually vest. The impact of the true up of the estimates is recognized in the consolidated statement of operations in the period in which the revision is determined. We recorded compensation expenses of € 2,127, € 2,526 and € 1,872 for 2009, 2010 and 2011 respectively.

Employee Share Incentive Scheme ASMPT

In 1989, the shareholders of ASMPT approved a plan to issue up to 5.0 percent of the total issued shares of ASMPT to directors and employees. This plan was extended in 1999 for a term up to March 23, 2010. At the annual general meeting of the ASMPT held on 24 April 2009, the shareholders approved to extend the period of the Scheme for a term of a further 10 years up to 23 March 2020 and allow up to 7.5% of the issued share capital of ASMPT from time to time (excluding any shares subscribed for or purchased pursuant to the Scheme since 23 March 1990) to be subscribed for or purchased pursuant to the Scheme during such extended period and that no more than 3.5% of the issued share capital of ASMPT from time to time (excluding any shares subscribed for or purchased pursuant to the Scheme since 23 March 1990) to be subscribed for or purchased pursuant to the Scheme for the period from 24 March 2010 to 23 March 2015.

The directors annually may approve an amount of supplemental compensation to the designated directors and officers, which will be used to issue or purchase ASMPT's common shares for the designees at current market value. In December 2011, 1,518,100 common shares of ASMPT were issued, for cash at par value of HK$ 0.10 per share, pursuant to the Employee Share Incentive Scheme of ASMPT. In 2010 and 2009, respectively 1,726,900 and 2,035,400 ASMPT shares were issued to certain directors and employees under the plan. The effect of this transaction on ASMI was a dilution of its ownership interest in ASMPT of 0.19% in 2011, 0.23% in 2010 and 0.28% in 2009. The shares issued under the plan in 2011 have diluted ASMI's ownership in ASMPT to 52.17% as of December 31, 2011. Total compensation expenses related to the Employee Share Incentive Scheme of respectively € 3,685 in 2009, € 11,375 in 2010 and € 11,580 in 2011 were charged to the Consolidated Statement of Operations.

Dilution investment ASMPT

Results on dilution of investments in subsidiaries are accounted for directly in equity. The 2009 results and changes in equity have been adjusted accordingly.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

21- Commitments and Contingencies

Capital leases included in property, plant and equipment are as follows:

	December 31,
	2010	2011
Machinery and equipment	3,644	3,953
Furniture and fixtures	359	389

	4,003	4,342
Less accumulated depreciation	(3,211)	(4,075)

	792	267

At December 31, 2011 minimum rental commitments under capital leases and operating leases having initial or remaining non-cancelable terms in excess of one year are as follows:

	Capital leases	Operating leases
2012	142	21,933
2013	—	16,591
2014	—	11,361
2015	—	8,903
2016	—	8,040
Years thereafter	—	11,817

Total	142	78,645
Less amount representing interest	(1)

Present value of net minimum lease payments	141

Aggregate rental expense for operating leases was € 10,719 in 2009, € 10,173 in 2010 and € 22,335 in 2011. At December 31, 2011 the Company had entered into purchase commitments with suppliers in the amount of € 174,532 for purchases, of which € 170,421 for purchases within the next 12 months. Commitments for capital expenditures at December 31, 2011 were € 17,433.

Change of Control Transaction

If the Company desires to effect a change of control transaction with a competitor of Applied Materials, Inc., ("Applied Materials") the Company must, pursuant to a litigation settlement agreement in 1997, as amended and restated in 1998, first offer the change of control transaction to Applied Materials on the same terms as the Company would be willing to accept from that competitor pursuant to a bona fide arm's-length offer by that competitor.

Litigation And Environmental Matters	12 Months Ended
Dec. 31, 2011
Litigation And Environmental Matters [Abstract]
Litigation And Environmental Matters

22- Litigation and Environmental Matters

The Company is party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. For instance, we recently determined that various Applied Materials patents licensed under the 1998 Settlement Agreement with Applied had expired. Accordingly, as of the third quarter of 2011, we ceased paying such royalties and believe we have overpaid prior related royalties.2010 Applied disagrees and requests we pay royalties through 2013. This matter is being addressed in accordance with the resolution procedures provided in the agreement. Although the ultimate disposition of legal proceedings (including the royalty discussions with Applied Materials) cannot be predicted with certainty, it is the opinion of the Company's management that the outcome of any claim which is pending or threatened, either individually or on a combined basis, will not have a material effect on the financial position of the Company, its cash flows and result of operations.

Financial Instruments And Risk Management	12 Months Ended
Dec. 31, 2011
Financial Instruments And Risk Management [Abstract]
Financial Instruments And Risk Management

23- Financial Instruments and Risk Management

Financial Instruments

Financial instruments include:

Financial assets:

	December 31,
	2010	2011
Cash and cash equivalents	340,294	390,250
Pledged cash deposits	—	20,000
Accounts receivable	271,271	330,891
Derivative instruments designated in cash flow hedges	14	—

Financial liabilities:

	December 31,
	2010	2011
Notes payable to banks	8,297	40,680
Accounts payable	170,553	157,549
Current portion of long-term debt	15,950	4,332
Current portion of convertible subordinated debt	32,439	—
Long-term debt	4,316	15,319
Convertible subordinated debt	130,804	135,078
Conversion option	23,875	—
Derivative instruments designated in fair value hedges	31	1,764

Gains or losses related to financial instruments are as follows:

	Year ended December 31,
	2010	2011
Interest income	1,221	2,902
Interest expense	(15,677)	(13,497)
Accretion interest expense convertible notes at amortized value	(6,010)	(4,401)
Loss resulting from early extinguishment of debt	(3,609)	(824)
Revaluation conversion option	(19,037)	(4,378)
Losses Foreign currency exchange, net	(65)	7,040
Addition to allowance for doubtful accounts receivable	(461)	(356)

We adopted ASC 820, Fair Value Measurements, on January 1, 2008, for financial assets and liabilities and for nonfinancial assets and liabilities that are remeasured at least annually. ASC 820 defines fair value as the price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. ASC 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels.

Level 1.	Quoted prices in active markets that are accessible at the measurement date for identical assets and liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2.	Observable inputs other than quoted prices in active markets.

Level 3.	Unobservable inputs for which there is little or no market data available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The following table presents the Company's financial assets and financial liabilities that are measured at fair value on a recurring basis.

	At carrying value	At fair value Level 1	Level 2	Level 3	Total
December 31, 2010

Assets:
Derivative financial instruments	14	—	1,743	—	1,743

Total	14	—	1,743	—	1,743

Liabilities:
Conversion options	23,875	—	23,875	—	23,875

Total	23,875	—	23,875	—	23,875

December 31, 2011

Liabilities:
Derivative financial instruments	1,764	—	40,461	—	40,461

Total	1,764	—	40,461	—	40,461

Financial Risk Factors

ASMI is exposed to a number of risk factors: market risks (including foreign exchange risk and interest rate risk), credit risk and liquidity risk. The Company uses forward exchange contracts to hedge its foreign exchange risk. The Company does not enter into financial instrument transactions for trading or speculative purposes.

Foreign Exchange Risk

ASMI and its subsidiaries conduct business in a number of foreign countries, with certain transactions denominated in currencies other than the functional currency of the Company (euro) or one of its subsidiaries conducting the business. The purpose of the Company's foreign currency management is to manage the effect of exchange rate fluctuations on revenues, costs and cash flows and assets and liabilities denominated in selected foreign currencies, in particular denominated in U.S. dollar.

We use forward exchange contracts to hedge its foreign exchange risk of anticipated sales or purchase transactions in the normal course of business, which occur within the next twelve months, for which the Company has a firm commitment from a customer or to a supplier. The terms of these contracts are consistent with the timing of the transactions being hedged. The hedges related to forecasted transactions are designated and documented at the inception of the hedge as cash flow hedges, and are evaluated for effectiveness quarterly. The effective portion of the gain or loss on these hedges is reported as a component of accumulated other comprehensive loss in Shareholders' Equity, and is reclassified into earnings when the hedged transaction affects earnings.

The majority of revenues and costs of the Company's Back-end segment are denominated in Hong Kong dollars, Chinese Yuan and U.S. dollars. The effect of exchange rate fluctuations on revenues, costs and cash flows and assets and liabilities denominated in foreign currencies is periodically reviewed.

Changes in the fair value of derivatives that do not qualify for hedge treatment, as well as the ineffective portion of any hedges, are recognized in earnings. The Company records all derivatives, including forward exchange contracts, on the balance sheet at fair value in other current assets or accrued expenses. If the underlying transaction being hedged fails to occur, or if a portion of any derivative is ineffective, the gain or loss is immediately recognized in earnings under foreign currency exchange gains (losses) in the Consolidated Statement of Operations. Unrealized losses included in accumulated other comprehensive loss as of December 31, 2010 of € 13 were reclassified to earnings in 2011. Hedge ineffectiveness was insignificant for the years ended December 31, 2010 and December 31, 2011.

Furthermore, the Company might manage the currency exposure of certain receivables and payables using derivative instruments, such as forward exchange contracts (fair value hedges) and currency swaps, and non-derivative instruments, such as debt borrowings in foreign currencies. The gains or losses on these instruments provide an offset to the gains or losses recorded on receivables and payables denominated in foreign currencies. The derivative instruments are recorded at fair value and changes in fair value are recorded in earnings under foreign currency exchange gains (losses) in the Consolidated Statement of Operations. Receivables and payables denominated in foreign currencies are recorded at the exchange rate at the balance sheet date and gains and losses as a result of changes in exchange rates are recorded in earnings under foreign currency exchange gains (losses) in the Consolidated Statement of Operations.

To the extent that exchange rate fluctuations impact the value of the Company's investments in its foreign subsidiaries, they are not hedged. The cumulative effect of these fluctuations is separately reported in Consolidated Shareholders' Equity. Reference is made to Note 19.

The outstanding forward exchange contracts are as follows:

	Currency	Notional amount	Forward contract value	Fair value	Difference between forward value and fair value	Included in accumulated other comprehensive income (loss)
			Euro	Euro	Euro	Euro
December 31, 2010:

Assets:

Cash flow hedge contracts:
Short position	US$	(452)	(350)	(336)	14	13
Fair value hedge contracts:
Short position	US$	(1,881)	(1,376)	(1,407)	(31)	—

December 31, 2011:

Assets:

Fair value hedge contracts:
Short position	US$	(56,975)	(42,225)	(40,461)	1,764	—

For forward exchange contracts, market values based on external quotes from banks have been used to determine the fair value.

The following table analyzes the Company's sensitivity to a hypothetical 10% strengthening and 10% weakening of the U.S. dollar, Singapore dollar, Hong Kong dollar and Japanese yen against the euro as of December 31, 2010 and December 31, 2011. This analysis includes foreign currency denominated monetary items and adjusts their translation at year end for a 10% increase and 10% decrease of the U.S. dollar, Singapore dollar, Hong Kong dollar or Japanese yen against the euro. A positive amount indicates an increase in equity. Recognized in equity is the revaluation effect of subsidiaries denominated in U.S. dollar, Singapore dollar, Hong Kong dollar and Japanese yen.

	Impact on equity
	2010	2011
10% increase of U.S. dollar versus euro	1,061	3,656
10% decrease of U.S. dollar versus euro	(1,061)	(3,656)
10% increase of Singapore dollar versus euro	1,431	5,028
10% decrease of Singapore dollar versus euro	(1,431)	(5,028)
10% increase of Hong Kong dollar versus euro	53,458	66,702
10% decrease of Hong Kong dollar versus euro	(53,458)	(66,702)
10% increase of Japanese yen versus euro	5,016	4,908
10% decrease of Japanese yen versus euro	(5,016)	(4,908)

A hypothetical 10% strengthening or 10% weakening of any currency other than the U.S. dollar, Hong Kong dollar, Singapore dollar and Japanese yen against the euro as of December 31, 2010 and December 31, 2011 would not result in a material impact on equity.

The following table analyzes the Company's sensitivity to a hypothetical 10% strengthening and 10% weakening of the U.S. dollar, Hong Kong dollar and Japanese Yen against the euro at average exchange rates for the years 2010 and 2011. A positive amount indicates an increase in net earnings.

	Impact on net earnings
	2010	2011
10% increase of Japanese yen versus euro	617	(519)
10% decrease of Japanese yen versus euro	(617)	519
10% increase of U.S. dollar versus euro	(549)	1,887
10% decrease of U.S. dollar versus euro	549	(1,887)
10% increase of Hong Kong dollar versus euro	14,632	14,392
10% decrease of Hong Kong dollar versus euro	(14,632)	(14,392)

A hypothetical 10% strengthening or 10% weakening of any currency other than the U.S. dollar, Hong Kong dollar and the Japanese yen against the euro at average exchange rates for the years 2010 and 2011 would not result in a material impact on net earnings.

Interest Risk

We are exposed to interest rate risk primarily through our borrowing activities. The Company does not enter into financial instrument transactions for trading or speculative purposes or to manage interest rate exposure. At December 31, 2011 the Company had convertible subordinated debt borrowings outstanding of € 150,000 at a fixed rate, maturing in November 2014, € 19,651 in long-term debt at fixed interest rates and € 40,680 in other borrowings with variable short-term interest rates. A hypothetical change in the average interest rate by 10% on the portion of the Company's debt bearing interest at variable rates would not result in a material change in interest expense at December 31, 2010 and December 31, 2011 borrowing levels.

Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and derivative instruments. These instruments contain a risk of counterparties failing to discharge their obligations. The Company monitors credit risk and manages credit risk exposure by type of financial instrument by assessing the creditworthiness of counterparties. The Company does not anticipate nonperformance by counterparties given their high creditworthiness.

The Company's customers are semiconductor device manufacturers located throughout the world. The Company generally does not require collateral or other security to support financial instruments with credit risk.

Concentrations of credit risk (whether on or off-balance sheet) that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

The Company derives a significant percentage of its revenue from a small number of large customers. The Company's largest customer accounted for approximately 6.4% of net sales in 2011 (2010: 5.2%; 2009: 9.1%) and the ten largest customers accounted for approximately 27.9% of net sales in 2011 (2010: 27.9%; 2009: 32.9%). Sales to these large customers also may fluctuate significantly from time to time depending on the timing and level of purchases by these customers. Significant orders from such customers may expose the Company to a concentration of credit risk and difficulties in collecting amounts due, which could harm the Company's financial results. At December 31, 2011 one customer accounted for 4.5% of the outstanding balance in accounts receivable (2010: 6.0%; 2009: 7.8%).

The Company places its cash and cash equivalent and derivative instruments with high quality financial institutions to limit the amount of credit risk exposure.

The maximum credit exposure is equal to the carrying values of cash and cash equivalent and accounts receivable.

Liquidity Risk

The following table summarizes the Company's contractual obligations as at December 31, 2011 aggregated by type of contractual obligation:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Notes payable to banks [1]	41,456	41,456	—	—	—
Long-term debt [1,2]	20,527	4,671	15,856	—	—
Convertible subordinated debt [1]	177,625	9,750	167,875	—	—
Operating leases	78,645	21,933	27,952	16,943	11,817
Pension liabilities	9,887	92	171	209	9,415
Purchase obligations:
Purchase commitments to suppliers	174,532	170,421	4,111	—	—
Capital expenditure commitments	17,433	17,433	—	—	—
Unrecognized tax benefits (ASC 740)	21,749	21,749	—	—	—

Total contractual obligations	541,854	287,505	215,965	17,152	21,232

(1)	Including interest expense based on the percentages at the reporting date.
(2)	Capital lease obligations of € 141 are included in long-term debt.

Total short-term lines of credit amounted to € 289,528 at December 31, 2011. The amount outstanding at December 31, 2011 was € 40,680 and the undrawn portion totaled € 248,848. The undrawn portion includes the standby revolving credit facility of € 150,000 with a consortium of banks. The facility, available through July 31, 2014, is secured by a portion of the Company's shareholding in ASMPT. In the event all outstanding convertible bonds due 6 November 2014 are converted, repaid or replaced prior to 30 June 2014, the maturity date will be 31 July 2015. The undrawn portion includes € 92,262 for ASMPT, which amount is restricted to be used only in the operations of ASMPT. The undrawn portion includes € 6,587 for ASM Japan, which amount is restricted to be used only in the operations of ASM Japan.

The Company uses notes payable to banks to manage short term liquidity and uses long-term debt and convertible subordinated debt to manage long term liquidity.

For the majority of purchase commitments, the Company has flexible delivery schedules depending on the market conditions, which allows the Company, to a certain extent, to delay delivery beyond originally planned delivery schedules.

Research And Development	12 Months Ended
Dec. 31, 2011
Research And Development [Abstract]
Research And Development

24- Research and Development

Research and Development consists of the following:

	Year ended December 31,
	2009	2010	2011
Research and development expenses	63,934	79,331	130,153
Research and development grants and credits	(1,128)	(546)	(753)

Total research and development	62,806	78,785	129,400

The Company's operations in the Netherlands, Germany and the United States receive research and development grants and credits from various sources. The research and development grants and credits received from governmental sources in the Netherlands include a credit which is contingently repayable to the extent the Company recognizes sales of products to which the credit is related within an agreed upon period. The Company does not recognize a liability on the Consolidated Balance Sheet in respect of this credit until it recognizes sales of products to which the credit is related, within the agreed upon period and is then charged to cost of sales when such sales are recorded. The repayment amounts to 4.0% of the realized sales of these products.

With the disposal of our RTP business in 2009 the liability has been transferred to Levitech B.V., the vehicle in which the management buy-out has been constructed. ASM International N.V. participates for 20% in Levitech B.V. With the disposal of our RTP business we have licensed our RTP portfolio of 50 issued patents and 23 pending patents to Levitech BV.

Restructuring Expenses	12 Months Ended
Dec. 31, 2011
Restructuring Expenses [Abstract]
Restructuring Expenses

25- Restructuring expenses

In 2009 ASMI started the implementation of a major restructuring in the Front-end segment (PERFORM!) as announced on January 9, 2009 and on July 20, 2009. The main components of the Company's accelerated execution plans are:

•

The consolidation of our global Front-end manufacturing operations from Europe, the United States and Japan, into our Front-end manufacturing operations in Singapore by the end of 2010. This will be achieved by completing the previously announced transfer from Almere, the Netherlands, which was finalized during 2009; the phasing out the manufacturing operation in Phoenix, Arizona, in the first half of 2010; and by transferring manufacturing from Nagaoka, Japan, no later than the fourth quarter of 2010.

•

The reduction of selling, general and administration expenses by making fundamental changes in our global support infrastructure. This includes a significant simplification and streamlining of our warehousing operations and the further strengthening of the global sales & service organization which was created last year.

•	The leveraging of research and development and our product portfolio by reprioritization of strategic programs in order to maximize their potential.

The following table summarizes the aggregated restructuring expenses by type:

	Year ended December 31,
	2009	2010	2011
Employee related expenses	19,437	4,534	—
Contract termination related expenses	2,799	779	—
Impairment charges	4,623	—	—
Transition expenses	4,366	3,806	—
Expenses buy out RTP	3,940	—	—
Other expenses	522	2,082	—

Total restructuring expenses	35,687	11,201	—

Related to these execution plans, an amount of €11.2 million in restructuring expenses was recorded in 2010. These expenses were mainly costs for severance packages, retention costs, provisions for vacancy and other costs related to the transition of activities to Singapore.

Related to these execution plans, an amount of €35.7 million in restructuring expenses was recorded for of 2009. These charges include:

•

Employee related expenses of €19.4 million. Included are unconditional one-time termination benefits of €15.8 million, conditional one-time termination benefits subject to the final termination date of €1.7 million and other employee related expenses of €1.9 million.

•

Contract termination related expenses of €2.8 million. These expenses mainly relate to operational lease contracts and include both the valuating of the onerous contracts at fair value, the decommissioning expenses and impairments of leasehold improvements.

•

Impairment charges of €4.6 million mainly related to machinery and equipment. We impaired certain demo tools which were as a result of the strategic reorientation determined end of life. The impairment charges were determined based on the difference between the asset's estimated fair value and their carrying amount.

•

Expenses of €4.4 million resulting from the transition of our global Front-end manufacturing operations from Europe, the United States and Japan, into our Front-end manufacturing operations in Singapore.

•	Expenses of €3.9 million related to the management buy-out of our RTP.

•	Other expenses of €0.6 million.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

26- Income Taxes

The components of earnings (loss) before income taxes and Non-controlling interest consist of:

	Year ended December 31,
	2009	2010	2011
The Netherlands	(92,945)	(48,177)	(3,450)
Other countries	28,458	333,639	356,305

Earnings (Loss) before income taxes and Non-controlling interest	(64,487)	285,462	352,855

The income tax expense consists of:

	Year ended December 31,
	2009	2010	2011
Current:
The Netherlands	(297)	(505)	(494)
Other countries	(12,570)	(38,342)	(64,684)

	(12,867)	(38,847)	(65,178)
Deferred:
The Netherlands	—	—	—
Other countries	9,081	(4,093)	28,486

Income tax expense	(3,786)	(42,939)	(36,692)

The provisions for income taxes as shown in the Consolidated Statements of Operations differ from the amounts computed by applying the Netherlands statutory income tax rates to earnings before taxes. A reconciliation of the provisions for income taxes and the amounts that would be computed using the Netherlands statutory income tax rates is set forth as follows:

	Year ended December 31,
	2009	2010	2011
Earnings (Loss) before income taxes and Non-controlling interest	(64,487)	285,462	352,855
Netherlands statutory income tax rate	25.5%	25.5%	25.0%
Income tax provision at statutory rate	16,444	(72,793)	(88,214)
Non-deductible expenses	(8,376)	(8,250)	(8,228)
Foreign taxes at a rate other than the Netherlands statutory rate	16,100	24,198	12,983
Valuation allowance	(32,087)	(3,698)	17,991
Non-taxable income	4,870	18,536	30,156
Other	(737)	(932)	(1,380)

Income tax expense	(3,786)	(42,939)	(36,692)

Included in non-taxable income for 2011 is € 11,275 regarding the Company's manufacturing operations in Singapore and other countries where income covering certain products is non-taxable or subject to concessional tax rates under tax incentive schemes granted by the local tax authority. The majority of these tax incentive schemes have terms ending by December 31, 2020.

On 29 May 2006 and 8 June 2009 the Singapore Economic Development Board ("EDB") granted Pioneer Certificates to ASM Front End Manufacturing Singapore Pte Ltd ("FEMS", a principal subsidiary of the Group,) to the effect that profits arising from certain manufacturing activities by FEMS of Front End equipment will in principle be exempted from tax for a period of 10 years effective from dates ranging between 1 April 2005 and 1 July 2008, subject to fulfillment of certain criteria during the period.

On 12 July 2010, the EDB granted a Pioneer Certificate to ASM Technology Singapore Pte Limited ("ATS"), a principal subsidiary of the Group, to the effect that profits arising from certain products will be exempted from tax for a period of 10 years effective from dates ranging between 1 June 2010 and 1 January 2012 across specified products, subject to fulfillment of certain criteria during the period. EDB had also granted a 5 year Development and Expansion Incentive (DEI) to ATS to the effect that the profits arising from certain existing products shall be subject a concessionary tax rate of 10% for a period of 5 years from 1 January 2011, subject to the fulfillment of certain criteria during the period.

On the same date, the EDB also granted ATS an International Headquarters ("IHQ") Award to the effect that certain income arising from qualifying activities conducted by ATS, excluding income from business transactions with companies or end customers in Singapore, shall be subject to concessionary tax rate of 5% for a period of 10 years from 1 January 2011, subject to fulfillment of certain criteria during the period.

The Netherlands statutory tax rate amounted to 25.5% in 2009 and 2010, for 2011 this rate was 25.0%. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions. The Company's deferred tax assets and liabilities have been determined in accordance with these statutory income tax rates.

Deferred income taxes consist of the following:

	December 31,
	2010	2011
Deferred tax assets:
Reserves and allowances	7,020	10,415
Net operating losses	153,407	86,720
Depreciation	2,331	363
Other	1,216	6,391

Gross deferred tax assets	163,974	103,889
Less: valuation allowance	(149,600)	(76,467)

Net deferred tax assets	14,374	27,422
Deferred tax liabilities	(321)	(4,381)

Net deferred income taxes	14,053	23,041

Deferred tax assets and liabilities are classified in the consolidated balance sheet as follows:

	December 31,
	2010	2011
Deferred tax assets—current	8,567	14,350
Deferred tax assets—non-current	5,807	13,072
Deferred tax liabilities—current	—	(3,513)
Deferred tax liabilities—non-current	(321)	(868)

	14,053	23,041

Based on tax filings, ASMI and its individual subsidiaries have net operating losses available at December 31, 2011 of € 317,632 for tax return purposes to reduce future income taxes, mainly in Europe. During fiscal year 2011, the Company entered into transactions due to which considerable net operating losses, that were generated before 2003, were offset. The Company believes that realization of its net deferred tax assets is dependent on the ability of the Company to generate taxable income in the future. Given the volatile nature of the semiconductor equipment industry, past experience, and the tax jurisdictions where the Company has net operating losses, the Company believes that there is currently insufficient evidence to substantiate recognition of substantially all net deferred tax assets with respect to net operating losses. Accordingly, a valuation allowance of € 149,600 in 2010 and € 76,467 in 2011 has been recorded.

The amounts and expiration dates of net operating losses for tax purposes are as follows:

Expiration year
2012	41,031
2013	16,309
2014	37,607
2015	0
2016	10,567
2017	47,712
2018	57,753
2019	35,929
2020	325
2021-2028	0
2029	17,837
2030	3,762
Unlimited	48,800

Net operating losses	317,632

The Company has not provided for deferred foreign withholding taxes, if any, on undistributed earnings of its foreign subsidiaries. At December 31, 2011 the undistributed earnings of subsidiaries, subject to withholding taxes, were approximately € 63,270. These earnings could become subject to foreign (withholding) taxes if they were remitted as dividends and / or if the Company should sell its interest in the subsidiaries.

Consistent with the provisions of ASC 740, as of December 31, 2011, ASMI has a liability of unrecognized tax benefits of € 21.7 million. A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

Balance January 1, 2009	14,841
Gross increases—tax positions in current year	1,381
Foreign currency translation effect	(560)

Balance December 31, 2009	15,663
Gross increases—tax positions in current year	3,230
Foreign currency translation effect	1,164

Balance December 31, 2010	20,057
Gross increases—tax positions in current year	950
Foreign currency translation effect	742

Balance December 31, 2011	21,749

Unrecognized tax benefits mainly relate to transfer pricing positions, operational activities in countries where the Company is not tax registered and tax deductible costs. The Company estimates that no interest and penalties are related to these unrecognized tax benefits. In the year ended December 31, 2011, no settlement with tax authorities and no reduction as a result of a lapse of statute of limitations occurred.

Unrecognized tax benefits of € 21,749 would, if recognized, impact the Company's effective tax rate. The Company provided for the full amount of € 21,749 to mitigate possible impact in case of an unfavorable outcome. The unrecognized tax benefits are classified in the consolidated balance sheet under "accrued expenses and other" and are covered with purchased tax certificates which are classified in the consolidated balance sheet under "other current assets".

A summary of open tax years by major jurisdiction is as follows:

Jurisdiction
Japan	2011
Hong Kong	2000—2011
The Netherlands	2007—2011
Singapore	2008—2011
United States	1997—2011

The calculation of the Company's tax liabilities involves dealing with uncertainties in the application of complex tax laws. The Company's estimate for the potential outcome of any unrecognized tax benefits is highly judgmental. Settlement of unrecognized tax benefits in a manner inconsistent with the Company's expectations could have a material impact on the Company's financial position, net earnings and cash flows. The Company is subject to tax audits in its major tax jurisdictions, local tax authorities may challenge the positions taken by the Company.

Disclosures About Segments And Related Information	12 Months Ended
Dec. 31, 2011
Disclosures About Segments And Related Information [Abstract]
Disclosures About Segments And Related Information

27- Disclosures about Segments and Related Information

The Company organizes its activities in two operating segments, Front-end and Back-end. Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Executive Officer ("CEO"), which is the chief operating decision maker (according to ASC 280).

The Front-end segment manufactures and sells equipment used in wafer processing, encompassing the fabrication steps in which silicon wafers are layered with semiconductor devices. The segment is a product driven organizational unit comprised of manufacturing, service, and sales operations in Europe, the United States, Japan and Southeast Asia.

The Back-end segment manufactures and sells equipment and materials used in assembly and packaging, encompassing the processes in which silicon wafers are separated into individual circuits and subsequently assembled, packaged and tested. The segment is organized in ASM Pacific Technology Ltd., in which the Company holds a majority of 52.17% interest, whilst the remaining shares are listed on the Stock Exchange of Hong Kong. The segment's main operations are located in Hong Kong, the People's Republic of China, Singapore and Malaysia.

	Front-end	Back-end	Total
Year ended December 31, 2009

Net sales to unaffiliated customers	160,378	430,361	590,739
Gross profit	8,726	172,789	181,515
Result from operations	(120,269)	95,113	(25,156)
Interest income	541	477	1,018
Interest expense	(8,556)	—	(8,556)
Loss resulting from early extinguishment of debt	(1,759)	—	(1,759)
Accretion interest expense convertible notes	(4,286)	—	(4,286)
Revaluation conversion option	(24,364)	—	(24,364)
Foreign currency exchange gains (losses), net	(733)	(651)	(1,384)
Income tax expense	7,890	(11,676)	(3,786)
Net earnings (loss)	(151,535)	83,262	(68,273)

Allocation of net earnings (loss):
Shareholders of the parent			(107,517)
Non-controlling interest			39,244

Capital expenditures	3,269	9,450	12,718
Purchase of other intangibles	2,934	360	3,294
Depreciation	11,436	20,619	32,054
Amortization of other intangible assets	1,884	451	2,335
Impairment of property, plant and equipment	4,628	—	4,628
Cash and cash equivalents	181,681	112,222	293,902
Capitalized goodwill	10,395	36,828	47,223
Other intangible assets	8,440	497	8,936
Other identifiable assets	187,194	314,445	501,638
Total assets	387,709	463,991	851,700
Total debt	265,430	—	265,430
Headcount in full-time equivalents [1]	1,294	10,773	12,067

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Front-end	Back-end	Total
Year ended December 31, 2010

Net sales to unaffiliated customers	293,356	929,544	1,222,900
Gross profit	114,624	434,954	549,578
Result from operations	15,954	312,686	328,640
Interest income	615	605	1,221
Interest expense	(15,677)	—	(15,677)
Loss resulting from early extinguishment of debt	(3,609)	—	(3,609)
Accretion interest expense convertible notes	(6,010)	—	(6,010)
Revaluation conversion option	(19,037)	—	(19,037)
Foreign currency exchange gains (losses), net	(1,809)	1,744	(65)
Income tax expense	(6,106)	(36,833)	(42,939)
Net earnings (loss)	(35,679)	278,202	242,523

Allocation of net earnings:
Shareholders of the parent			110,639
Non-controlling interest			131,884

Capital expenditures	17,653	85,320	102,974
Purchase of other intangibles	43	582	625
Depreciation property, plant & equipment	8,930	21,700	30,630
Depreciation evaluation tools at customers	2,477	—	2,477
Amortization of other intangible assets	2,338	397	2,735
Cash and cash equivalents	142,420	197,874	340,294
Capitalized goodwill	11,193	39,622	50,815
Other intangible assets	6,089	715	6,804
Other identifiable assets	281,076	535,129	816,204
Total assets	440,777	773,340	1,214,117
Total debt	215,681	—	215,681
Headcount in full-time equivalents [1]	1,450	15,249	16,699

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Front-end	Back-end	Total
Year ended December 31, 2011

Net sales to unaffiliated customers	456,065	1,178,270	1,634,334
Gross profit	172,318	398,308	570,626
Result from operations	62,581	304,869	367,450
Interest income	976	1,925	2,902
Interest expense	(13,142)	(354)	(13,497)
Loss resulting from early extinguishment of debt	(824)	—	(824)
Accretion interest expense convertible notes	(4,401)	—	(4,401)
Revaluation conversion option	(4,378)	—	(4,378)
Foreign currency exchange gains (losses), net	8,296	(2,692)	5,604
Income tax expense	(4,581)	(32,111)	(36,692)
Net earnings (loss)	44,527	271,637	316,164

Allocation of net earnings:
Shareholders of the parent			186,770
Non-controlling interest			129,394

Capital expenditures	16,369	72,849	89,218
Net purchase of other intangibles	6,141	910	7,051
Depreciation property, plant & equipment	9,162	30,823	39,985
Depreciation evaluation tools at customers	2,518	—	2,518
Amortization of other intangible assets	2,655	1,815	4,471
Impairment of property, plant and equipment	—	(8,038)	(8,038)
Cash and cash equivalents	228,114	162,136	390,250
Capitalized goodwill	11,193	40,939	52,131
Other intangible assets	9,643	5,133	14,776
Other identifiable assets	336,090	788,973	1,125,063
Total assets	585,040	997,181	1,582,221
Total debt	162,464	32,946	195,409
Headcount in full-time equivalents [1]	1,631	14,563	16,194

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

There are no inter-segment transactions, other than charges for management services, which are based on actual cost. The accounting policies used to measure the net earnings and total assets in each segment are identical to those used in the Consolidated Financial Statements. The measurement methods used to determine reported segment earnings are consistently applied for all periods presented. There were no asymmetrical allocations to segments.

Geographical information is summarized as follows:

	Europe	United States of America	Japan	Southeast Asia	Corporate	Consolidated
Year ended December 31, 2009

Net sales to unaffiliated customers	40,236	66,955	38,834	444,714	—	590,739
Long-lived assets	2,246	4,119	15,417	92,762	267	114,811
Total assets	36,073	49,350	95,350	518,344	152,583	851,700
Capital expenditures	49	401	953	11,309	6	12,718
Purchase of intangible assets	—	1	—	383	2,910	3,294
Year ended December 31, 2010
Net sales to unaffiliated customers	76,235	112,863	90,394	943,408	—	1,222,900
Long-lived assets	1,978	9,395	19,409	167,020	135	197,937
Total assets	40,470	85,065	92,547	839,720	156,315	1,214,117
Capital expenditures	186	7,059	5,388	90,279	62	102,974
Purchase of intangible assets	—	—	—	607	17	624

Year ended December 31, 2011
Net sales to unaffiliated customers	338,065	185,943	96,697	1,013,629	—	1,634,334
Long-lived assets	16,021	13,110	18,273	212,605	171	260,180
Total assets	406,586	131,498	120,717	733,571	189,850	1,582,221
Capital expenditures	7,425	8,429	1,559	71,720	85	89,218
Purchase of intangible assets	29	779	635	1,378	4,230	7,051

Long-lived assets for the years ended December 31, 2009, 2010 and 2011 consist of the Company's property, plant and equipment.

Selected Operating Expenses And Additional Information	12 Months Ended
Dec. 31, 2011
Selected Operating Expenses And Additional Information [Abstract]
Selected Operating Expenses And Additional Information

28- Selected Operating Expenses and Additional Information

Personnel expenses for employees were as follows:

	December 31,
	2009	2010	2011
Wages and salaries	157,789	236,746	318,944
Social security	14,314	17,402	42,622
Pension expenses	9,849	12,303	18,945

	181,952	266,451	380,511

The average number of employees, exclusive of temporary workers, by geographic area during the year was as follows:

	December 31,
	2009	2010	2011
The Netherlands	288	170	167
Other European countries	154	139	993
United States of America	418	358	468
Southeast Asia	10,136	13,389	15,716
Japan	246	197	181

	11,242	14,253	17,525

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

29- Earnings per Share

Basic net earnings (loss) per common share is computed by dividing net earnings (loss) by the weighted average ordinary shares outstanding for that period. Diluted net earnings (loss) per ordinary share reflects the potential dilution that could occur if stock options under the ASMI Option Plan were exercised and if convertible notes were converted, unless potential dilution would have an anti-dilutive effect.

The following represents a reconciliation of net earnings (loss) and weighted average number of shares outstanding (in thousands) for purposes of calculating basic and diluted net earnings (loss) per share:

	December 31,
	2009	2010	2011
Net earnings used for purpose of computing basic earnings per common share	(107,522)	110,639	186,770
After-tax equivalent of interest expense on convertible subordinated notes	—	17,670	17,670

Net earnings used for purposes of computing diluted net earnings per common share	(107,522)	128,309	204,440

Basic weighted average number of shares outstanding during the year used for purpose of computing basic earnings per share (thousands)	51,627	52,435	55,210
Dilutive effect of stock options	—	282	570
Dilutive effect of convertible subordinated notes	—	8,777	8,902

Dilutive weighted average number of shares outstanding	51,627	61,494	64,682

Net earnings per share:
Basic net earnings from continuing operations	(2.08)	2.11	3.38
Diluted net earnings from continuing operations	(2.08)	2.09	3.16

For the year ended December 31, 2011, 81,500 option rights were not in the money and therefore not implicated in the dilutive effect of stock options.

For the year ended December 31, 2010, the effect of 2,630,113 conversion rights was anti-dilutive.

For the year ended December 31, 2009, the effect of 14,550,780 conversion rights and 80,777 option rights to acquire common stock was anti-dilutive.

During 2008, ASM engaged Lehman Bros ("Lehman"). to repurchase ordinary ASMI shares on the Euronext and Nasdaq markets on behalf of ASMI. As of September 15, 2008, at the time it went into bankruptcy administration, Lehman reported that it had purchased and held on our behalf 2,552,071 shares, which were accounted for as treasury shares accordingly. ASM filed a submission with the Lehman administrators giving notice of the shares held in custody by Lehman. At ASMI's May 2009 Annual General Meeting, our shareholders resolved to cancel all of these treasury shares which, accordingly, was accounted for in our 2009 Annual Report as a reduction of the number of outstanding shares. Lehman was notified of the cancellation of shares at the time.

In September 2010, Lehman's administrators notified us that there is a possible shortfall in the number of shares held by Lehman of 479,279 shares (out of the 2,552,071 shares), which cannot currently be accounted for by Lehman. During 2011 we received further information based on which we conclude that the possible shortfall in the number of shares held by Lehman is now reduced to 246,983 shares

The Lehman administrators also reported a segregated collateral cash account of US$ 6,759, that ASMI may be entitled to in the absence of the shares. We have not been able to obtain additional information to confirm and understand the potential shortfall of shares or our ability to recover the US$ 6,759 from the Lehman bankruptcy proceedings in lieu of the shares. Accordingly, we are uncertain at this time as to the accuracy of the shortfall of shares, our ability to claim the collateral cash sum to cover the value of any such discrepancy, and our entitlement to all or a portion of such sum when distributions are determined and made by the administrator since there is likely to also be a shortfall in Lehman assets subject to proprietary rights. Given the magnitude of the overall Lehman administration, we believe it may take several years to obtain clarity or resolution about the potential shortfall or claim to cash. ASMI is in the process of filing a claim with the Lehman administrators to safeguard our interests.

Considering the factual and legal uncertainties, it is premature to conclude that the 246,983 shares should still be considered as outstanding or that ASMI has a US$ 6,759 receivable from Lehman. ASMI has, therefore, neither reversed the cancellation of these shares that we recorded in 2009, nor recorded a receivable from Lehman. If the shares would be considered as outstanding, the negative impact on our basic and diluted earnings per share (eur 1) as at December 31, 2011 would have been € 0.015 and € 0.012 respectively per share.

Board Remuneration	12 Months Ended
Dec. 31, 2011
Board Remuneration [Abstract]
Board Remuneration

30- Board Remuneration

            The following table sets forth as to all current and former members of the Management Board of the Company, information concerning all remuneration from the Company (including its subsidiaries) for services in all capacities:

	Base compensation	Bonuses [5]	Pensions	Year ended December 31,
				2011	2010
				Total	Total
Management Board:
C.D. del Prado	529	559	69	1,157	613
P.A.M. van Bommel [1]	360	150	54	564	168
W.K. Lee [2]	—	—	—	—	609
R.A. Ruijter [3]	—	—	—	—	323
J.F.M. Westendorp [4]	—	—	—	—	155

	889	709	123	1,721	1,868

(1)	For the period July 1, 2010 through August 31, 2010 at 40% and for the period September 1, 2010 through December 31, 2010 full time.
(2)	All remuneration relates to the compensation Mr. W.K. Lee received in his capacity as member of the Board of ASMPT.
(3)	For the period May 15, 2009 through December 31, 2009 and for the period January 1, 2010 through August 31, 2010.
(4)	For the period January 1, 2010 through May 20, 2010.
(5)	Bonuses paid in 2011 were calculated and paid in respect of performance in 2010.

       The remuneration of members of the Management Board has been determined by the Supervisory Board, with the exception of Mr. W.K. Lee. His compensation has been determined by the Board of ASM Pacific Technology. The remuneration of members of the Supervisory Board has been determined by the General Meeting of Shareholders.

        The following table sets forth as to all current and former members of the Supervisory Board of the Company information concerning all remuneration (base compensation, no bonuses or pensions were paid) from the Company (including its subsidiaries) for services in all capacities:

	Year ended December 31,
	2011	2010
	Total	Total
Supervisory Board:
G.J. Kramer	68	54
J.M.R. Danneels	50	29
H.W. Kreutzer	50	30
J.C. Lobbezoo	53	33
M.C.J. van Pernis [1]	50	18
U.H.R. Schumacher	50	28
E.A. van Amerongen [2]	—	15

	321	206

(1)	For the period May 20, 2010 through December 31, 2010.
(2)	For the period January 1, 2010 through May 20, 2010.

No stock options have been issued to members of the Supervisory Board.

The following table shows the outstanding options to purchase ASM International N.V. common shares held by current and former members of the Management Board, and changes in such holdings during 2011:

	Year of grant	Outstanding January 1, 2011	Granted in 2011	Adjustment from vesting condition 2011 [5]	Exercised in 2011	Outstanding December 31, 2011	Exercise price		Remaining term, in years
Current members:
C.D. del Prado [2]	2003	20,000	—	—	—	20,000	US$	11.35	2
C.D. del Prado [1]	2007	19,645	—	—	—	19,645		€19.47	4
C.D. del Prado [1]	2008	100,000	—	25,000	—	125,000		€12.71	5
C.D. del Prado [1]	2009	50,000	—	—	—	50,000		€15.09	6
C.D. del Prado [1]	2011	—	75,000	—	—	75,000		€22.33	7
P.A.M. van Bommel [4]	2010	25,000	—	—	—	25,000		€16.27	6
P.A.M. van Bommel [4]	2011	—	53,000	—	—	53,000		€22.33	7
Former members:
A.H. del Prado [1]	2007	52,886	—	—	—	52,886		€19.47	4
J.F.M. Westendorp [3]	2006	56,000	—	—	(56,000)	—		€15.40	—
J.F.M. Westendorp [1]	2007	22,452	—	—	—	22,452		€19.47	4
J.F.M. Westendorp [3]	2009	40,000	—	—	—	40,000		€15.09	6

		385,983	128,000	25,000	(56,000)	482,983

(1)	These options are conditional. A percentage—not exceeding 150%—of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years.
(2)	These options are granted for a term of ten years, and became exercisable in equal parts over a five year period.
(3)	These options are granted for a term of five years, and become exercisable in equal parts over a five year period.
(4)	These options are granted for a term of seven years and become exercisable after a 3 year vesting period.
(5)	As a result of the final ranking of ASM International in a predefined peer group the options granted in May 2008 have vested at 125%.

The fair value per option of options granted to current and former members of the Management Board was € 8.98 in 2009 , € 16.92 in 2010 and € 10.43 in 2011. The compensation expense recorded in the Consolidated Statements of Operations related to options held by current and former members of the Management Board was € 737 in 2009, € 572 in 2010 and € 512 in 2011.

In 2011, 56,000 options to purchase ASM International N.V. common shares were exercised and new shares were issued for the exercise of these options.

The stock option grants to members of the Management Board have been determined by the Supervisory Board.

Share Ownership And Related Party Transactions	12 Months Ended
Dec. 31, 2011
Share Ownership And Related Party Transactions [Abstract]
Share Ownership And Related Party Transactions

31- Share Ownership and Related Party Transactions

The ownership or controlling interest of outstanding common shares of ASM International N.V. by members of the Management Board and Supervisory Board or members of their immediate family are as follows:

	December 31, 2010		December 31, 2011
	Shares owned	Percentage of Common shares outstanding	Shares owned	Percentage of Common shares outstanding
A.H. del Prado	9,200,839	17.38%	9,204,284	16.62%
C.D. del Prado (member of the Management Board)	132,945	0.26%	132,945	0.24%
J.F.M. Westendorp	6,000	0.01%	6,000	0.01%

Stichting Administratiekantoor ASMI	2,142,039	4.05%	2,142,039	3.87%

Stichting Administratiekantoor ASMI is a trust controlled by Mr. A.H. del Prado. The number of shares owned by Stichting Administratiekantoor ASMI includes 713,000 common shares which are beneficially owned by Mr. C.D. del Prado.

The Company has a related party relationship with its subsidiaries, equity accounted investees and members of the Supervisory Board and the Management Board. Related party transactions are conducted on an at arm's length basis with terms comparable to transactions with third parties. For transactions with the Supervisory Board and the Management Board see note 30 "Board Remuneration".

The Group has no significant transactions or outstanding balances with its equity-accounted investees other than its equity-interest holdings.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

32- Subsequent events

On February 27 2012 one of the Company's customers, Elpida Memory Inc ("Elpida"), filed for bankruptcy protection in Japan. As per 31 December, 2011 the Company had a total outstanding amount on Elpida of 362 million Yen (equivalent to € 3.6 million) while about 65 million Yen (€ 0,6 million) was collected in January 2012 and also have a secured claim for the unpaid amount of the delivered equipment under Japanese Law. On March 23, 2012 the Tokyo District Court made the order to commence corporate reorganization proceedings and appointed Trustees to Elpida. Given such uncertainty, any loss on the outstanding receivable is not yet determinable and ASMI will evaluate the impact (if any) of such plan as soon as they become available.

General Information / Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
General Information / Summary Of Significant Accounting Policies [Abstract]
General Information

General information

ASM International N.V. ("ASMI" or "the Company") is a Netherlands public liability company domiciled in the Netherlands with its principal operations in Europe, the United States, Southeast Asia and Japan. The Company dedicates its resources to the research, development, manufacturing, marketing and servicing of equipment and materials used to produce mainly semiconductor devices.

We are an equipment supplier mainly to the semiconductor, LED and electronics manufacturing industry. We design, manufacture and sell equipment and services to our customers for the production of semiconductor devices, or integrated circuits, for the production of LEDs, and for electronics manufacturing in general. The semiconductor capital equipment market is composed of three major market segments: wafer processing equipment, assembly and packaging equipment, and test equipment. ASMI is mainly active in the wafer processing and assembly and packaging market segments. The wafer processing segment is referred to as "Front-end." Assembly and packaging is referred to as "Back-end." We also sell lead frames for semiconductor assembly. In addition, ASM AS, the newly acquired surface-mount technology ("SMT") business unit is offering SMT placement tools for the global electronics manufacturing industries.

The Company's shares are listed for trading on the NASDAQ (symbol ASMI) and the Euronext Amsterdam Stock Exchange (symbol ASM).

The accompanying consolidated financial statements include the financial statements of ASM International N.V. headquartered in Almere, the Netherlands, and its consolidated subsidiaries (together referred to as "ASMI" or the "Company").

Basis Of Preparation

Basis of preparation

The Company follows accounting principles generally accepted in the United States of America ("U.S. GAAP") and applies the going concern basis in preparing its consolidated financial statements. Historical cost is used as the measurement basis unless otherwise indicated.

The accompanying consolidated financial statements are stated in thousands of Euros ("EUR") unless indicated otherwise. Amounts in these financial statements are rounded to the nearest thousand Euro; therefore amounts may not equal (sub) totals due to rounding.

Use Of Estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, ASMI evaluates its estimates. ASMI bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidation

Consolidation

The consolidated financial statements include the accounts of ASMI N.V. and all of its subsidiaries where ASMI holds a controlling interest. The non-controlling interest is disclosed separately in the consolidated financial statements. All intercompany profits, transactions and balances have been eliminated in consolidation.

Subsidiaries are all entities over which ASMI has the power to govern the financial and operating policies.

As further described in the Notes to Consolidated Financial Statements herein, from time to time, the consolidated subsidiary ASM Pacific Technology Ltd. ("ASMPT") will issue common shares pursuant to their Employee Share Incentive Scheme. The effect of these issuances is a dilution of the ownership in ASMPT. Results on dilution of investments in subsidiaries are accounted for directly in equity.

Subsidiaries are fully consolidated from the date on which control is transferred to ASMI and are deconsolidated from the date on which ASMI's control ceases.

Business Combinations

Business combinations

ASC Topic 805 ("Business Combinations") requires that companies record acquisitions under the purchase method of accounting. Accordingly, the purchase price is allocated to the tangible assets and liabilities and intangible assets acquired, based on their estimated fair values. The excess purchase price over the fair value is recorded as goodwill. Purchased intangibles with definite lives are amortized over their respective useful lives. When a bargain purchase incurs, which is the case when the fair value of the acquired business exceeds the purchase price, this surplus in fair value is recognized as a gain from bargain purchase.

Segment Reporting

Segment reporting

The Company organizes its activities in two operating segments, Front-end and Back-end. Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Executive Officer ("CEO"), which is the chief operating decision maker (according to ASC 280).

The Front-end segment manufactures and sells equipment used in wafer processing, encompassing the fabrication steps in which silicon wafers are layered with semiconductor devices. The segment is a product driven organizational unit comprised of manufacturing, service, and sales operations in Europe, the United States, Japan and Southeast Asia. The Back-end segment manufactures and sells equipment and materials used in assembly and packaging, encompassing the processes in which silicon wafers are separated into individual circuits and subsequently assembled, packaged and tested. In January 2011 ASMPT acquired the surface-mount technology from Siemens. The segment is organized in ASM Pacific Technology Ltd., in which the Company holds a majority of 52.17% interest, whilst the remaining shares are listed on the Stock Exchange of Hong Kong.

Foreign Currency Translation

Foreign currency translation

Items included in the financial statements of each ASMI's entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial information is presented in euro (EUR), which is the functional currency of the Company and the group's presentation currency.

In the preparation of ASMI's consolidated financial statements, assets and liabilities of foreign subsidiaries of which the functional currency is not the euro, are translated into euros at the exchange rate in effect on the respective balance sheet dates. Income and expenses are translated into euros based on the average exchange rates for the corresponding period. Resulting translation adjustments are directly recorded in shareholders' equity. Currency differences on intercompany loans that have the nature of a long-term investment are also accounted for directly in shareholders' equity.

Derivative Financial Instruments

Derivative financial instruments

ASMI and its subsidiaries conduct business in a number of foreign countries, with certain transactions denominated in currencies other than the functional currency of the Company (euro) or one of its subsidiaries conducting the business. The purpose of the Company's foreign currency management is to manage the effect of exchange rate fluctuations on income, expenses, cash flows and assets and liabilities denominated in selected foreign currencies, in particular denominated in U.S. dollar.

The Company uses forward exchange contracts to hedge its foreign exchange risk of anticipated sales or purchase transactions in the normal course of business, which occur within the next twelve months, for which the Company has a firm commitment from a customer or to a supplier. The terms of these contracts are consistent with the timing of the transactions being hedged. The hedges related to forecasted transactions are designated and documented at the inception of the hedge as cash flow hedges, and are evaluated for effectiveness quarterly. The effective portion of the gain or loss on these hedges is reported as a component of accumulated other comprehensive income (loss) net of taxes in shareholders' equity, and is reclassified into earnings when the hedged transaction affects earnings.

Changes in the fair value of derivatives that do not qualify for hedge treatment, as well as the ineffective portion of any hedges, are recognized in earnings. The Company records all derivatives, including forward exchange contracts, on the balance sheet at fair value in other current assets or accrued expenses and other.

Substantially all amounts, which are net of taxes, included in accumulated other comprehensive loss at December 31, 2011 will be reclassified to net earnings within the next twelve months, upon completion of the underlying transactions. If the underlying transaction being hedged fails to occur, or if a portion of any derivative is ineffective, the gain or loss is immediately recognized in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations.

Furthermore, the Company might manage the currency exposure of certain receivables and payables using derivative instruments, such as forward exchange contracts (fair value hedges) and currency swaps, and non-derivative instruments, such as debt borrowings in foreign currencies. The gains or losses on these instruments provide an offset to the gains or losses recorded on receivables and payables denominated in foreign currencies. The derivative instruments are recorded at fair value and changes in fair value are recorded in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations. Receivables and payables denominated in foreign currencies are recorded at the exchange rate at the balance sheet date and gains and losses as a result of changes in exchange rates are recorded in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations.

The Company does not use forward exchange contracts for trading or speculative purposes.

Cash And Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents comprise deposits held at call with banks and other short-term highly liquid investments with original maturity of three months or less. Bank overdrafts are included in notes payable to banks in current liabilities.

Cash and cash equivalents of the Company's subsidiaries ASMPT and ASM Japan are restricted to be used only in the operations of ASMPT and ASM Japan respectively.

Accounts Receivable

Accounts receivable

Accounts receivable are stated at nominal value less an allowance for doubtful accounts.

A significant percentage of our accounts receivable is derived from sales to a limited number of large multinational semiconductor device manufacturers located throughout the world. In order to monitor potential credit losses, we perform ongoing credit evaluations of our customers' financial condition. An allowance for doubtful accounts is maintained for potential credit losses based upon management's assessment of the expected collectability of all accounts receivable. The allowance for doubtful accounts is reviewed periodically to assess the adequacy of the allowance. In making this assessment, management takes into consideration any circumstances of which we are aware regarding a customer's inability to meet its financial obligations; and our judgments as to potential prevailing economic conditions in the industry and their potential impact on the Company's customers.

Inventories

Inventories

Inventories are stated at the lower of cost (first-in, first-out method) or market value. Inventory in the newly acquired SEAS business is generally determined on the basis of an average method. Costs include net prices paid for materials purchased, charges for freight and custom duties, production labor cost and factory overhead. Allowances are made for slow moving, obsolete or unsellable inventory.

Allowances for obsolescence of inventory are determined based on the expected demand as well as the expected market value of the inventory. We regularly evaluate the value of our inventory of components and raw materials, work in progress and finished goods, based on a combination of factors including the following: forecasted sales, historical usage, product end of life cycle, estimated current and future market values, service inventory requirements and new product introductions, as well as other factors. Purchasing requirements and alternative uses for the inventory are explored within these processes to mitigate inventory exposure. We record write downs for inventory based on the above factors and take into account worldwide quantities and demand into our analysis.

Evaluation Tools At Customers

Evaluation tools at customers

Evaluation tools at customers ("evaluation tools") are systems generally delivered to customers under evaluation or a conditional purchase order and include substantial customization by ASM engineers and ASM-R&D staff in the field. Evaluation tools are recorded at cost and depreciated over their useful life (5 years). The depreciation period may be shorter, depending on circumstances. The depreciation expenses are reported as Cost of sales.

On final acceptance of the system the purchase consideration is recognized as revenue. The carrying value of the evaluation tool at that point in time is recognized as cost of sales. In the circumstance that the system is returned, at the end of the evaluation period, a detailed impairment review takes place, and future sales opportunities and additional costs are identified. Only when the fair value is below the carrying value of the evaluation tool an additional depreciation is recognized. The remaining carrying value is recognized as finished goods (inventory).

Long-Lived Assets

Long-lived assets

Long-lived assets include goodwill, other intangible assets and property, plant and equipment. Property, plant and equipment are carried at cost, less accumulated depreciation and any accumulated impairment losses. Capital leased assets are recorded at the present value of future lease obligations. Depreciation is calculated using the straight-line method over the estimated useful lives. Leasehold improvements are depreciated over the lesser of the estimated useful life of the leasehold improvement or the term of the underlying lease.

Business combinations are accounted for under the purchase acquisition method. The Company tests its recorded goodwill and other intangible assets with indefinite lives for impairment each year on December 31 and whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Goodwill is allocated to reporting units for purposes of impairment testing and tested for impairment on a two-step approach. The implied fair value of goodwill is determined. First the recoverability is tested by comparing the carrying amount of the goodwill with the fair value being the sum of the discounted future cash flows. If the carrying amount of the goodwill at reporting unit level is higher than the fair value of the goodwill, the second step should be performed. The goodwill impairment is measured as the excess of the carrying amount of the goodwill over its fair value.

Other intangible assets with finite lives are amortized over the estimated useful lives using the straight-line method.

Recoverability Of Long-Lived Asset

Recoverability of long-lived asset

Long-lived assets (except those not being amortized) to be held and used by the Company are reviewed by the Company for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In performing the review for recoverability, the Company estimates the future undiscounted cash flows expected to result from the use of the asset. If the undiscounted future cash flow is less than the carrying amount of the asset, the asset is deemed impaired. The amount of the impairment is measured as the difference between the carrying value and the fair value of the asset. Long-lived assets and other intangibles (except those not being amortized) to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Revenue Recognition

Revenue recognition

The Company recognizes revenue when all four revenue recognition criteria have been met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller's price to buyer is fixed or determinable; and collectability is reasonably assured.

Our Front-end sales frequently involve sales of complex equipment, which may include customer-specific criteria, sales to new customers or sales of equipment with new technology. For each sale, the decision whether to recognize revenue is, in addition to shipment and factory acceptance, based on: the contractual agreement with a customer; the experience with a particular customer; the technology and the number of similarly configured equipment previously delivered. Based on these criteria we may decide to defer revenue until completion of installation at the customer's site and obtaining final acceptance from the customer. Revenue in our newly acquired SEAS business on sales subjected to customer acceptance is not recognized until customer acceptance occurs.

A major portion of our revenue is derived from contractual arrangements with customers that have multiple deliverables, such as equipment and installation. For each of the specified deliverables ASMI determines the selling price by using either vendor specific objective evidence ('VSOE'), third party evidence ('TPE') or by best estimate of the selling price ('BESP'). For transactions entered into, or materially modified, as of January 1, 2011, when the Company is unable to establish relative selling price using VSOE or TPE, the Company uses BESP in its allocation of arrangement consideration. The total arrangement consideration is allocated at inception of the arrangement to all deliverables on the basis of their relative selling price. The revenue relating to the undelivered elements of the arrangements is deferred at their relative selling prices until delivery of these elements. At December 31, 2009, December 31, 2010 and December 31, 2011 we have deferred revenues from installations in the amount of 2.5million, 4.4 million and 6.3 million respectively.

In general, we recognize revenue from sales of equipment upon transfer of title, which is upon shipment of the equipment, only if testing at the factory has proven that the equipment has met substantially all of the customer's criteria and specifications

The Company recognizes revenue from installation of equipment upon completion of installation at the customer's site. At the time of shipment, the Company defers that portion of the sales price related to the relative selling price of installation. The relative selling price of the installation process is measured based upon the per-hour amounts charged by third parties for similar installation services. Installation is completed when testing at the customer's site has proven that the equipment has met all of the customer's criteria and specifications. The completion of installation is signed-off by the customer ("final acceptance").

We provide training and technical support service to customers. Revenue related to such services is recognized when the service is rendered. Revenue from the sale of spare parts and materials is recognized when transfer of title took place, in general upon shipment of the goods. Freight charges billed to customers are recognized as revenue, the related costs are recognized as cost of sales. Revenues are recognized excluding the taxes levied on revenues.

Cost Of Sales

Cost of sales

Cost of sales comprise direct costs such as labor, materials, cost of warranty, depreciation, shipping and handling costs and related overhead costs. Cost of sales also includes third party commission, depreciation expenses of evaluation tools at customers, royalty payments and costs relating to prototype and experimental products, which the Company may subsequently sell to customers. Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period.

Warranty

Warranty

We provide maintenance on our systems during the warranty period, usually one to two years. Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period. We accrue for the estimated cost of the warranty on products shipped in a provision for warranty, upon recognition of the sale of the product. The costs are estimated based on actual historical expenses incurred and on estimated future expenses related to current sales, and are updated periodically.

Research And Development Costs

Research and development costs

Research and development costs are expensed as incurred. Costs, which relate to prototype and experimental models and are sold to customers, are charged to cost of sales. Subsidies and other governmental credits to cover research and development costs relating to approved projects are recorded as research and development credits in the period when such project costs occur. The research and development expenses are presented net of the development credits.

Share-Based Compensation Expenses

Share-based compensation expenses

The cost relating to employee stock options (compensation expense) are recognized based upon the grant date fair value of the stock options. The fair value at grant date is estimated using a Black-Scholes option valuation model. This model requires the use of assumptions including expected stock price volatility, the estimated life of each award and the estimated dividend yield.

The grant date fair value of the stock options is expensed on a straight-line basis over the vesting period, based on the Company's estimate of stock options that will eventually vest. The impact of the true up of the estimates is recognized in the consolidated statement of operations in the period in which the revision is determined.

For further information on ASMI's employee stock option plans reference is made to Note 20.

Restructuring Costs

Restructuring costs

Restructuring expenses are recognized for exit or disposal activities when the liability arising from restructuring plans is incurred. Reference is made to Note 25. Distinction is made in one-time employee termination expenses, contract termination expenses and other associated expenses. For the accounting on the distinguished elements of restructuring expenses we apply to the policy as mentioned below. The expenses have been charged to "restructuring expenses".

One-time termination expenses represent the payments provided to employees that have become redundant and are terminated under the terms and conditions of a restructuring plan. A restructuring plan exists at the date the plan meets all of the following criteria and has been communicated to employees:

•	Management commits to the plan.

•	The plan identifies the number of employees that become redundant and the expected completion date.

•	The plan sets out the terms and conditions of the arrangement in sufficient detail to enable employees to determine the type and amount of benefits they will receive.

•	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

The timing of the recognition and measurement of a liability for one-time termination expenses depends on whether employees will be retained to render service beyond a minimum retention period.

Contract termination expenses are related to the termination of an operating lease or another contract. These expenses are distinguished in:

•

Expenses related to the termination of the contract before the end of its term. These expenses are recognized when the contract is terminated .The liability is measured at its fair value in accordance with the contract terms.

•

Expenses related to contracts that will last for its remaining term without economic benefit to the entity. This is the case when a lease contract for premises is not terminated while the premises are not (completely) in use anymore. The liability is accrued for at the cease-use date, the date the company determined that it would no longer occupy the premises, which is conveyed to it under the contractual operating lease. The liability is measured at its fair value in accordance with the contract terms.

Other costs related to restructuring include costs to consolidate or close facilities and relocate employees. A liability for other expenses related to a restructuring such as transition costs is recognized and measured in the period in which the liability is incurred. The costs incurred are directly related to the restructuring activity. The definition of exit costs excludes expected future operating losses.

Income Taxes

Income taxes

The Company recognizes deferred tax assets and liabilities for the estimated future tax consequences of events attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using currently enacted tax rates. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the Consolidated Statement of Operations in the period in which the enacted rate changes. Deferred tax assets are reduced through a valuation allowance at such time as, based on available evidence, it is more likely than not that the deferred tax assets will not be realized.

On January 1, 2007 the Company adopted Interpretation 48, "Accounting for Uncertainty in Income Taxes" ("ASC 740"). ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with Statement of Financial Accounting Standard ASC 740, "Accounting for Income Taxes". ASC 740 prescribes a two-step approach for recognizing and measuring tax positions taken or expected to be taken in a tax return. Prior to recognizing the benefit of a tax position in the financial statements, the tax position must be more-likely-than-not of being sustained based solely on its technical merits. Once this recognition threshold has been met, tax positions are recognized at the largest amount that is more-likely-than-not to be sustained. ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Pension Plans And Similar Commitments

Pension plans and similar commitments

The Company has retirement plans covering substantially all employees. The principal plans are defined contribution plans, except for the plans of the Company's operations in the Netherlands, Germany and Japan. The Company's employees in the Netherlands participate in a multi-employer plan. Payment to defined contribution plans and the multi-employer plan are recognized as an expense in the Consolidated Statement of Operations as they fall due.

The Company's employees in Germany and Japan participate in a defined benefit plan. Pension costs in respect of these defined benefit plans are determined using the projected unit credit method. These costs primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of the expected return on plan assets.

For the defined benefit plan in Japan actuarial gains and losses are recognized in income, spread over the average remaining service lives of employees, using the corridor approach. In accordance with ASC 715, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans the Company recognizes in its Consolidated Balance Sheet an asset or a liability for the plan's overfunded status or underfunded status respectively. For the defined benefit plan in Germany regarding our AS business the unfunded status is recognized as a liability. Actuarial gains and losses are recognized in other comprehensive income when incurred. Reference is made to Note 20.

Commitments And Contingencies

Commitments and contingencies

The Company has various contractual obligations, some of which are required to be recorded as liabilities in the Company's consolidated financial statements, including long- and short-term debt. Others, namely operating lease commitments, purchase commitments and commitments for capital expenditure, are generally not required to be recognized as liabilities on the Company's balance sheet but are required to be disclosed. Reference is made to Note 21.

Comprehensive Income

Comprehensive income

Comprehensive income consists of net earnings (loss) and other comprehensive income. Other comprehensive income includes gains and losses that are not included in net earnings, but are recorded directly in Shareholders' Equity.

New Accounting Pronouncements

New accounting pronouncements

In September 2009, the EITF reached final consensus on ASU 2009-13, "Revenue Arrangements with Multiple Deliverables". ASU 2009-13 amends the current guidance on arrangements with multiple deliverables (ASC 605-25) to (1) eliminate the separation criterion that requires entities to establish objective and reliable evidence of fair value for undelivered elements, (2) establish a selling price hierarchy to help entities allocate arrangement consideration to the separate units of account (i.e. separate elements of the sales agreement), (3) require the relative selling price allocation method for all arrangements (i.e., eliminate the residual method), and (4) significantly expand required disclosures. The final consensus is effective for financial years beginning after June 15, 2010. The adoption of ASU 2009-13 in 2011, did not have a material impact on the Company's consolidated financial statements.

In September 2009, the EITF reached final consensus on ASU 2009-14, Certain Revenue Arrangements that include Software elements. ASU 2009-14 amends the scoping guidance for software arrangements (ASC 985-605) to exclude tangible products that contain software elements and non-software elements that function together to interdependently deliver the product's essential functionality. ASU 2009-14 also provides considerations and examples for entities applying this guidance. This issue will be effective prospectively for new or materially modified agreements entered into in financial years beginning on or after June 15, 2010. The adoption of ASU 2009-14 in 2011, did not have a material impact on the Company's consolidated financial statements.

In January 2010, the EITF reached final consensus on ASU 2010-06, "Improving Disclosures about Fair Value Measurements". This ASU amends ASC 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales issuances and settlements relating to Level 3 measurements. The ASU also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. The ASU is effective for annual reporting periods beginning after December 15, 2009. Level 3 related amendments are effective for annual periods beginning after December 15, 2010. The adoption of the ASU did not have any impact on the Company's consolidated financial statements but resulted in some additional disclosures.

In December 2010, the FASB amended its existing guidance for goodwill and other intangible assets. This authoritative guidance (ASU 2010-28) modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if there are qualitative factors indicating that it is more likely than not that a goodwill impairment exists. The qualitative factors are consistent with the existing guidance which requires goodwill of a reporting unit to be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This authoritative guidance effective for annual periods beginning after December 15, 2010. The implementation of this authoritative guidance did not have any impact on ASMI's financial position or results of operations.

In December 2010, the FASB issued authoritative guidance on business combinations (ASU 2010-29). This authoritative guidance requires a public entity that presents comparative financial statements to disclose the revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the prior annual reporting period. In addition, this authoritative guidance expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This authoritative guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. ASMI adopted this authoritative guidance in its reporting on the SEAS acquisition (see note 3).

In June 2011, the FASB issued authoritative guidance on the presentation of comprehensive income (ASU 2011-05) to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This authoritative guidance eliminates the option to present the components of other comprehensive income as part of the statement of equity. This guidance is effective for ASMI for the year 2012, with early adoption permitted, and should be applied retrospectively. The implementation of this authoritative guidance will not change the presentation of comprehensive Income.

In May 2011, the FASB issued ASU 2011-04 "Fair Value Measurement (Topic 820)" to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. This authoritative guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. This authoritative guidance also expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The new guidance will be effective for ASMI in 2012. The implementation of this authoritative guidance is not expected to have a material impact on ASMI's financial position or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, "Intangibles-Goodwill and Other (Topic 350)." The amendments in this ASU will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step Quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU is effective for annual periods beginning after September 15, 2011. Early adoption is permitted. The ASU 2011-08 will not have any effect on ASMI's consolidated financial statements.

In September 2011, the FASB issued ASU 2011-09, " Compensation-retirement benefits-multiemployer plans (subtopic 715-80)". The amendments in this ASU require additional disclosure about an employer's participation in a multiemployer plan. The ASU is effective for annual periods ending after December 15, 2011. We implemented this ASU in 2011 and refer to note 20 for further information. The implementation of this ASU resulted in a limited additional disclosure and had no impact on ASMI's financial position or results of operations.

List Of Significant Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Disclosures About Segments And Related Information [Abstract]
List Of Significant Subsidiaries

Name	Location	% Ownership December 31,
		2010	2011
ASM Europe B.V. [1]	Almere, the Netherlands	100.00%	100.00%
ASM United Kingdom Sales B.V. [1]	Almere, the Netherlands	100.00%	100.00%
ASM Germany Sales B.V. [1]	Almere, the Netherlands	100.00%	100.00%
ASM Pacific Holding B.V. [3]	Almere, the Netherlands	100.00%	100.00%
Advanced Semiconductor Materials (Netherlands Antilles) N.V.	Willemstad, Curacao, Netherlands Antilles	100.00%	100.00%
ASM France S.A.R.L.	Montpellier, France	100.00%	100.00%
ASM Belgium N.V.	Leuven, Belgium	100.00%	100.00%
ASM Italia S.r.l.	Agrate, Italy	100.00%	100.00%
ASM Microchemistry Oy	Helsinki, Finland	100.00%	100.00%
ASM Services and Support Ireland Ltd.	Dublin, Ireland	100.00%	100.00%
ASM Services and Support Israel Ltd	Tel Aviv, Israel	100.00%	100.00%
ASM America, Inc.	Phoenix, Arizona, United States	100.00%	100.00%
ASM Japan K.K.	Tokyo, Japan	100.00%	100.00%
ASM Wafer Process Equipment Ltd.	Quarry Bay, Hong Kong, People's Republic of China	100.00%	100.00%
ASM China Trading Ltd.	Shanghai, People's Republic of China	100.00%	100.00%
ASM Wafer Process Equipment Singapore Pte Ltd.	Singapore	100.00%	100.00%
ASM Far East Marketing Ltd.	Hsin-Chu, Taiwan	100.00%	100.00%
ASM Front-End Sales & Services Taiwan Co., Ltd.	Hsin-Chu, Taiwan	100.00%	100.00%
ASM Front-End Manufacturing Singapore Pte Ltd.	Singapore	100.00%	100.00%
ASM NuTool, Inc.	Phoenix, Arizona, United States	100.00%	100.00%
ASM Genitech Korea Ltd.	Cheonan, South Korea	100.00%	100.00%
ASM Pacific Technology Ltd.	Kwai Chung, Hong Kong, People's Republic of China	52.36%	52.17%
ASM Assembly Automation Ltd. [2]	Kwai Chung, Hong Kong, People's Republic of China	52.36%	52.17%
ASM Assembly Materials Ltd. [2]	Kwai Chung, Hong Kong, People's Republic of China	52.36%	52.17%
ASM Technology Singapore Pte Ltd. [2]	Singapore	52.36%	52.17%
ASM Technology (M) Sdn. Bhd. [2]	Johor Bahru, Malaysia	52.36%	52.17%
ASM Semiconductor Materials (Shenzhen) Co. Ltd. [2]	Shenzhen, People's Republic of China	52.36%	52.17%
Edgeward Development Ltd. [2]	Guernsey, Channel Islands	52.36%	52.17%
Shenzhen ASM Micro Electronic Technology Co. Ltd. [2]	Shenzhen, People's Republic of China	52.36%	52.17%
ASM Assembly Systems Management GmbH. [4]	Munich, Germany	n/a	52.17%
ASM Assembly Systems Management GmbH & C o K G 4	Munich, Germany	n/a	52.17%
ASM Assembly Systems Ltd [4]	Shanghai, People's Republic of China	n/a	52.17%
ASM Assembly Systems Ltd [4]	Manchester, United Kingdom	n/a	52.17%
ASM Assembly Systems SAS [4]	Bussy Saint Georges, France	n/a	52.17%
ASM (Assembly Systems) GmbH [4]	Vienna, Austria	n/a	52.17%
ASM (Assembly Systems) GmbH & C o K G 4	Vienna, Austria	n/a	52.17%
ASM Assembly Systems, LLC [4]	Suwanee, United States	n/a	52.17%
ASM Assembly Systems S. de R.L. de C. V. [4]	Jalisco, Mexico	n/a	52.17%
ASM Assembly Systems Pte. Ltd. [4]	Singapore	n/a	52.17%
ASM Assembly Systems AB. [4]	Sollentuna, Sweden	n/a	52.17%
ASM Assembly Systems S.r.l. [4]	Milan, Italy	n/a	52.17%
ASM Sistemas para Montagem de Componentes Eletrônicos Ltda [4]	São Paulo, Brazil	n/a	52.17%

(1)	For these subsidiaries ASM International N.V. has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.
(2)	100% subsidiaries of ASM Pacific Technology Ltd.
(3)	Established in 2008, ASM Pacific Holding B.V. is holding 52.17% of the shares in ASM Pacific Technology Ltd.
(4)	100% subsidiaries of ASM Pacific Technology Ltd., Acquired January 7, 2011.

Acquisition (Tables)	12 Months Ended
Dec. 31, 2011
Acquisition [Abstract]
Summary Of Total Purchase Consideration And Identified Assets And Liabilities

	Carrying value of net assets acquired (excluding acquired cash)	Purchase price allocation	Fair value
Inventories	91,812	11,529	103,341
Trade and other receivables	132,418	—	132,418

Current assets	224,230	11,529	235,759
Property, plant and equipment	13,077		13,077
Intangible assets	1,542	3,520	5,062
Other non-current assets	494	—	494

Non-current assets	15,113	3,520	18,633

Total Assets	239,343	15,049	254,392

Trade and other payables	151,624	—	151,624
Short-term debt	6,738	—	6,738
Deferred tax liabilities	16,199	—	16,199

Current liabilities	174,561	—	174,561
Deferred tax liabilities	4,428	—	4,428
Other non-current liabilities	10,699	—	10,699

Non-current liabilities	15,127	—	15,127

Total liabilities	189,688	—	189,688

Identified net assets	49,655	15,049	64,704
Cash acquired			81,075

			145,779
Total consideration			(36,500)

Gain bargain purchase			109,279

Schedule Of Estimated Future Amortization Expense Associated With Intangible Assets Acquired

2012	1,012
2013	1,012
2014	1,012
2015	1,012

Schedule Of Pro Forma Information

	December 31,
	2009	2010
Net sales	808,042	1,571,357
Net income	(185,001)	271,240
Basic earnings per share	€(3.27)	€2.40
Diluted earnings per share	€(3.27)	€2.33

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Schedule Of Carrying Amount Of Accounts Receivable

	Current	Overdue < 30 days	Overdue 31 – 60 days	Overdue 61 – 120 days	Overdue > 120 days	Total
December 31, 2010	213,059	28,684	15,814	10,368	3,346	271,271
December 31, 2011	264,224	31,529	12,126	13,579	9,433	330,891

Schedule Of Changes In Allowance For Doubtful Accounts Receivable

Balance January 1, 2009	(7,300)
Charged to selling, general and administrative expenses	(2,812)
Utilization	1,145
Foreign currency translation effect	(1)

Balance December 31, 2009	(8,968)
Charged to selling, general and administrative expenses	(461)
Utilization	648
Foreign currency translation effect	(522)

Balance December 31, 2010	(9,304)
Charged to selling, general and administrative expenses	(356)
Utilization	2,109
Foreign currency translation effect	(50)

Balance December 31, 2011	(7,601)

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Schedule Of Inventories

	December 31,
	2010	2011
Components and raw materials	138,965	189,174
Work in process	128,728	175,564
Finished goods	28,165	70,918

Total inventories, gross	295,857	435,656
Allowance for obsolescence	(41,301)	(58,989)

Total inventories, net	254,557	376,667

Schedule Of Changes In Allowance For Obsolescence

Balance January 1, 2009	(32,615)
Charged to cost of sales	(27,236)
Utilization	11,818
Foreign currency translation effect	1,094

Balance December 31, 2009	(46,939)
Charged to cost of sales	(3,248)
Utilization	14,628
Foreign currency translation effect	(5,742)

Balance December 31, 2010	(41,301)
Charged to cost of sales	(28,122)
Utilization	12,526
Foreign currency translation effect	(2,092)

Balance December 31, 2011	(58,989)

Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Intangible Assets [Abstract]
Schedule Of Change In The Amount Of Intangible Assets

	Software	Purchased technology and other intangible assets	Total
At cost:
Balance January 1, 2010	13,324	2,920	16,244
Additions	624	—	624
Reclassification	131	—	131
Foreign currency translation effect	354	272	626

Balance December 31, 2010	14,433	3,192	17,625
Additions	3,417	3,682	7,099
Acquisitions	44	4,782	4,826
Disposals	(104)	(47)	(151)
Foreign currency translation effect	252	603	855

Balance December 31, 2011	18,042	12,212	30,254

Accumulated amortization:
Balance January 1, 2010	4,887	2,420	7,307
Amortization for the year	2,376	358	2,735
Reclassification	240	—	240
Foreign currency translation effect	305	233	538

Balance December 31, 2010	7,809	3,011	10,820
Amortization for the year	2,901	1,570	4,471
Disposals	(104)	(47)	(151)
Foreign currency translation effect	179	159	338

Balance December 31, 2011	10,785	4,693	15,478

Other intangible assets, net:
December 31, 2010	6,624	181	6,804
December 31, 2011	7,257	7,519	14,776

Schedule Of Estimated Amortization Expenses

2012	5,054
2013	4,279
2014	2,784
2015	1,640
2016	860
2017	159

14,776

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Schedule Of Changes In The Carrying Amount Of Goodwill

	Front-end	Back-end	Total
Balance January 1, 2010	10,395	36,828	47,223
Foreign currency translation effect	798	2,794	3,592

Balance December 31, 2010	11,193	39,622	50,815
Foreign currency translation effect	—	1,316	1,316

Balance December 31, 2011	11,193	40,938	52,131

Schedule Of Allocation Of The Carrying Amount Of Goodwill

	December 31,
	2010	2011
Front-end segment:
ASM Microchemistry Oy	3,560	3,560
ASM Genitech Korea Ltd	7,633	7,633

Back-end segment:
ASM Pacific Technology Ltd	39,622	40,938

Total	50,815	52,131

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Schedule Of Changes In The Amount Of Property, Plant And Equipment

	Land, buildings and leasehold improvements	Machinery, equipment, furniture and fixtures	Total
At cost:
Balance January 1, 2010	96,475	316,935	413,410
Capital expenditures	24,716	78,258	102,974
Retirements and sales	(1,612)	(18,787)	(20,399)
Reclassification	74	(206)	(132)
Foreign currency translation effect	11,778	33,690	45,468

Balance December 31, 2010	131,431	409,889	541,320
Capital expenditures	38,993	50,226	89,218
Acquisition	276	11,249	11,525
Impairment	(1,416)	(6,622)	(8,038)
Retirements and sales	(9,361)	(30,692)	(40,053)
Reclassification	(235)	235	—
Foreign currency translation effect	8,186	20,666	28,852

Balance December 31, 2011	167,874	454,950	622,824

Accumulated depreciation:
Balance January 1, 2010	62,583	236,016	298,599
Depreciation for the year	7,092	23,538	30,630
Retirements and sales	(1,607)	(15,757)	(17,364)
Reclassification	—	(240)	(240)
Foreign currency translation effect	6,147	25,609	31,756

Balance December 31, 2010	74,216	269,167	343,383
Depreciation for the year	9,170	30,815	39,985
Retirements and sales	(9,310)	(26,920)	(36,230)
Foreign currency translation effect	3,020	12,485	15,505

Balance December 31, 2011	77,096	285,547	362,643

Property, plant and equipment, net:
December 31, 2010	57,215	140,722	197,937
December 31, 2011	90,778	169,403	260,180

Schedule Of Useful Lives Of Property, Plant And Equipment

Useful lives in years:	- Buildings and leasehold improvements	10-25
	- Machinery and equipment	2-10
	- Furniture and fixtures	2-10

Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2011
Assets Held For Sale [Abstract]
Schedule Of Changes In The Carrying Value Of Assets Held For Sale

	Japan	The Netherlands	Total
Balance January 1, 2010	5,231	277	5,508
Foreign currency translation effect	839	—	839

Balance December 31, 2010	6,070	277	6,347
Foreign currency translation effect	515	—	515

Balance December 31, 2011	6,585	277	6,862

Evaluation Tools At Customers (Tables)	12 Months Ended
Dec. 31, 2011
Evaluation Tools At Customers [Abstract]
Schedule Of Changes In The Amount Of Evaluation Tools

Balance January 1, 2010	11,282
Evaluation tools shipped	5,381
Depreciation	(2,477)
Evaluation tools sold	(8,526)
Foreign currency translation effect	984

Balance December 31, 2010	6,644
Evaluation tools shipped	14,901
Depreciation	(2,518)
Evaluation tools sold	(7,830)
Transfer from inventories	1,913
Foreign currency translation effect	877

Balance December 31, 2011	13,987

Useful lives in years:	5

Notes Payable To Banks (Tables)	12 Months Ended
Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule Of Information On Notes Payable

	December 31,
	2010	2011
Short-term debt outstanding in:
Japan	7,130	7,734
Singapore	1,167	—
ASMPT	—	32,946

Total	8,297	40,680

Local Currencies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule Of Information On Notes Payable

	December 31,
	2010	2011
Japanese yen	775,000	775,000
Singapore dollar	2,000	—
Hong Kong dollar	—	331,144

Provision For Warranty (Tables)	12 Months Ended
Dec. 31, 2011
Provision For Warranty [Abstract]
Schedule Of Changes In The Amount Of Provision For Warranty

Balance January 1, 2010	5,650
Charged to cost of sales	7,066
Deductions	(4,824)
Foreign currency translation effect	381

Balance December 31, 2010	8,273
Charged to cost of sales	29,809
Acquisition SEAS	33,733
Deductions	(24,822)
Foreign currency translation effect	2,519

Balance December 31, 2011	49,512
Non-current portion	(6,828)

Current portion	42,684

Accrued Expenses And Other (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other [Abstract]
Schedule Of Accrued Expenses And Other

	December 31,
	2010	2011
Advance payments from customers	28,272	29,621
Accrual for employee contract termination benefits	2,065	—
Accrual for onerous contracts	1,449	446
Deferred revenue	4,367	6,340
Accrual for salaries, wages and related taxes and expenses	47,060	60,039
Interest payable	2,102	1,881
Payables arising from acquisition of property, plant and equipment	18,251	20,509
Other	13,835	34,054

	117,401	152,890

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	December 31,
	2010	2011
Term loans:
Japan, 1.2-2.0%, due 2012 – 2014	16,606	17,764
Singapore, 4.5%, due 2011	337	—
Mortgage loans:
Japan, 2.1-2.2%, due 2012	2,898	1,746
Capital lease commitments:
Japan, 1.8%, due 2012	425	141

	20,266	19,651
Current portion	(15,950)	(4,332)

	4,316	15,319

Schedule Of Long-Term Debt, Including Current Portion, In Local Currencies

	December 31,
	2010	2011
Japanese yen	2,166,175	1,969,097
Singapore dollars	578	—

Schedule Of Annual Principal Repayments For Subsequent Years

2012	4,332
2013	349
2014	14,970

19,651

Convertible Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2011
Convertible Subordinated Debt [Abstract]
Schedule Of Changes In Outstanding Amounts Of Convertible Subordinated Debt

	5.25% convertible subordinated notes, due 2010	4.25% convertible subordinated notes, due 2011	6.50% convertible unsecured notes, due 2014
Liability at redemption value at date of issuance	79,267	111,682	150,000
Conversion component at date of issuance	(13,653)	(18,329)	(23,601)

Liability component at date of issuance	65,614	93,353	126,399

Balance January 1, 2010	11,542	65,394	126,955
Conversion of notes	(12,677)	(5)	—
Accrual of interest	181	1,560	3,849
Repurchasing of notes	—	(38,276)	—
Foreign currency translation effect	954	3,765	—

Balance December 31, 2010	—	32,439	130,804
Conversion of notes	—	(32,536)	—
Accrual of interest	—	126	4,274
Foreign currency translation effect	—	(29)	—

Balance December 31, 2011	—	—	135,078

Reported as non-current liabilities	—	—	135,078
Reported as current liabilities	—	—	—

Schedule Of Convertible Subordinated Debt Nominal Value

	5.25% convertible subordinated notes, due 2010	4.25% convertible subordinated notes, due 2011	6.50% convertible subordinated notes, due 2014
Nominal value in US$:
December 31, 2010	—	44,909	n/a
December 31, 2011	—	—	n/a

Nominal value in €:
December 31, 2010	—	33,609	150,000
December 31, 2011	—	—	150,000

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Schedule Of Changes In The Amount Of Accumulated Other Comprehensive Loss

	Foreign currency translation effects	Unrealized gains (losses) on derivative instruments, net of tax	Unrecognized pension obligations, net of tax	Total
Balance January 1, 2010	(64,240)	(123)	(391)	(64,754)
Foreign currency translation effect on translation of foreign operations	30,553	—	(87)	30,466
Increase in fair value of derivative instruments, net of tax	—	136	—	136
Actuarial loss	—	—	(87)	(87)

Total change in accumulated other comprehensive loss	30,553	136	(174)	30,515

Balance December 31, 2010	(33,687)	13	(565)	(34,239)
Foreign currency translation effect on translation of foreign operations	13,357	—	—	13,357
Increase in fair value of derivative instruments, net of tax	—	(13)	—	(13)
Actuarial loss	—	—	744	744

Total change in accumulated other comprehensive loss	13,357	(13)	744	14,088

Balance December 31, 2011	(20,330)	—	179	(20,151)

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Front-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of The Funded Status Of The Plan

	December 31,
	2010	2011
Defined benefit obligations	(8,805)	(9,485)
Fair value of plan assets	3,189	4,090

Funded status deficit	(5,617)	(5,395)
Unrecognized actuarial loss	954	1,215
Unrecognized prior service cost	—	(684)

Net liabilities	(4,663)	(4,864)

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets

	December 31,
	2010	2011
Defined benefit obligations
Balance January 1	6,560	8,805
Current service cost	629	664
Interest on obligation	139	107
Actuarial losses (gains)	795	(53)
Benefits paid	(819)	(176)
Curtailment and settlement	—	(630)
Foreign currency translation effect	1,502	768

Balance December 31	8,805	9,485
Fair value of plan assets
Balance January 1	2,119	3,189
Expected return on plan assets	77	103
Actuarial losses	658	(219)
Company contribution	647	852
Benefits paid	(819)	(176)
Foreign currency translation effect	507	342

Balance December 31	3,189	4,090

Schedule Of Net Periodic Benefit Cost

	December 31,
	2009	2010	2011
Current service cost	675	629	664
Interest on obligation	154	139	107
Expected return on plan assets	(98)	(77)	(103)
Amortization deferred actuarial loss	44	1	6
Amortization of past service cost	—	—	(13)

Net periodic pension benefit cost	775	692	662

Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost

	December 31,
	2009	2010	2011
Discount rate for obligations	1.70%	1.25%	1.25%
Expected return on plan assets	3.00%	3.00%	3.00%
Expected rate of compensation increase	2.93%	2.93%	2.93%

Schedule Of Allocation Of Plan Assets

	December 31,
	2010		2011
Equity	798	25%	940	23%
Bonds	1,965	62%	2,488	60%
Loans	235	7%	368	9%
Real estate	51	2%	66	2%
Other	140	4%	227	6%

	3,189	100%	4,090	100%

Back-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of The Funded Status Of The Plan

December 31, 2011
Defined benefit obligations	(22,303)
Fair value of plan assets	21,364

Funded status deficit	(939)

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets

December 31, 2011
Defined benefit obligations
Balance January 1	—
Obligation assumed in the acquisition of SEAS	22,305
Current service cost	1,502
Interest on obligation	898
Actuarial losses	(2,662)
Benefits paid	(26)
Transfers	(65)
Contribution participants	89
Foreign currency translation effect	262

Balance December 31	22,303

Fair value of plan assets
Balance January 1	—
Fair value of plan assets at completion date of acquisition of SEAS	22,199
Expected return	673
Actuarial losses	(1,646)
Contribution participants	89
Foreign currency translation effect	50

Balance December 31	21,364

Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost

December 31, 2011
Discount rate for obligations	5.25%
Expected return on plan assets	4.00%
Expected rate of compensation increase	2.26%

Schedule Of Allocation Of Plan Assets

	December 31, 2011
Equity	3,418	16%
Fixed income and corporate bonds	17,519	82%
Cash and other assets	427	2%

	21,364	100%

Other Post-Employment Benefit Plans ASMPT [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of The Funded Status Of The Plan

Defined benefit obligation (unfunded)	(1,414)

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets

December 31, 2011
Defined benefit obligations
Balance January 1	1,470
Current service cost	63
Interest on obligation	65
Actuarial losses	(174)
Benefits paid	(18)
Foreign currency translation effect	9

Balance December 31	1,414

Schedule Of Net Periodic Benefit Cost

	December 31, 2011
	Principal defined benefit plans	Other post- employment benefit plans	Total
Current service cost	(1,502)	(63)	(1,565)
Interest on obligation	(898)	(65)	(962)
Expected return on plan assets	673	—	673

Net periodic pension benefit cost	(1,726)	(128)	(1,854)

Other Retirement Benefit Obligations ASMPT [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Expected To Pay Benefits For Subsequent Years

	Front-end segment	Back-end segment	Total
2012	79	13	92
2013	56	10	66
2014	93	12	105
2015	71	19	90
2016	92	27	119
Aggregate for the years 2017-2021	1,186	299	1,485

Total	1,577	380	1,957

Schedule Of Retirement Plan Costs

	December 31,
	2009	2010	2011
Defined contribution plans	6,875	10,423	15,990
Multi-employer plans	2,089	1,207	1,111
Defined benefit plans	775	673	1,844

Total retirement plan costs	9,739	12,303	18,945

Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Changes In Options Outstanding

	Number of options	Weighted average exercise price in US$	Number of options	Weighted average exercise price in €
Balance January 1, 2009	602,940	18.47	857,790	14.61
Options granted	358,400	17.83	381,600	14.76
Options forfeited	(68,740)	14.27	(245,332)	14.43
Options exercised	(69,700)	12.99	(66,800)	12.20

Balance December 31, 2009	822,900	19.00	927,258	14.89
Options granted	42,000	35.01	64,500	22.53
Options forfeited	(35,700)	19.73	(67,185)	16.97
Options exercised	(143,140)	16.83	(165,110)	13.12

Balance December 31, 2010	686,060	20.40	759,463	15.74
Options granted	—	—	687,114	22.33
Options forfeited	(1,080)	16.65	—	—
Options exercised	(169,870)	19.10	(126,620)	14.82

Balance December 31, 2011	515,110	20.83	1,319,957	19.08

Schedule Of Options Outstanding And Options Exercisable Classified By Range Of Exercise Prices

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
In US$		In years	In US$		In US$
1.00-10.00	51,000	7.14	7.52	3,000	7.06
10.00-15.00	91,510	4.18	12.10	45,590	12.12
15.00-20.00	43,800	5.61	18.42	16,600	17.61
20.00-30.00	286,800	4.87	24.28	102,800	24.81
30.00-40.00	42,000	5.01	35.01	—	—

US$1.00-40.00	515,110	5.05	20.83	167,990	20.34

In €		In years	In €		In €
1.00-10.00	13,800	1.91	7.92	4,000	7.79
10.00-15.00	143,020	3.89	12.49	126,160	12.71
15.00-20.00	461,523	4.16	16.15	178,443	17.58
20.00-30.00	701,614	6.89	22.56	—	—

€ 1.00-30.00	1,319,957	5.56	19.08	308,603	15.46

Schedule Of Black-Scholes Weighted Average Assumptions

	December 31,
	2010	2011
Expected life (years)	5 – 10	7
Risk free interest rate	2.8%	3.51%
Dividend yield	—	0.32%
Expected volatility	45.6%	40.90%

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Capital Leases Included In Property, Plant And Equipment

	December 31,
	2010	2011
Machinery and equipment	3,644	3,953
Furniture and fixtures	359	389

	4,003	4,342
Less accumulated depreciation	(3,211)	(4,075)

	792	267

Schedule Of Minimum Rental Commitments Under Capital Leases And Operating Leases

	Capital leases	Operating leases
2012	142	21,933
2013	—	16,591
2014	—	11,361
2015	—	8,903
2016	—	8,040
Years thereafter	—	11,817

Total	142	78,645
Less amount representing interest	(1)

Present value of net minimum lease payments	141

Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments And Risk Management [Abstract]
Schedule Of Financial Instruments

	December 31,
	2010	2011
Cash and cash equivalents	340,294	390,250
Pledged cash deposits	—	20,000
Accounts receivable	271,271	330,891
Derivative instruments designated in cash flow hedges	14	—

Financial liabilities:

	December 31,
	2010	2011
Notes payable to banks	8,297	40,680
Accounts payable	170,553	157,549
Current portion of long-term debt	15,950	4,332
Current portion of convertible subordinated debt	32,439	—
Long-term debt	4,316	15,319
Convertible subordinated debt	130,804	135,078
Conversion option	23,875	—
Derivative instruments designated in fair value hedges	31	1,764

Schedule Of Gains Or Losses Related To Financial Instruments

	Year ended December 31,
	2010	2011
Interest income	1,221	2,902
Interest expense	(15,677)	(13,497)
Accretion interest expense convertible notes at amortized value	(6,010)	(4,401)
Loss resulting from early extinguishment of debt	(3,609)	(824)
Revaluation conversion option	(19,037)	(4,378)
Losses Foreign currency exchange, net	(65)	7,040
Addition to allowance for doubtful accounts receivable	(461)	(356)

Schedule Of Financial Assets And Financial Liabilities That Are Measured At Fair Value On A Recurring Basis

	At carrying value	At fair value Level 1	Level 2	Level 3	Total
December 31, 2010

Assets:
Derivative financial instruments	14	—	1,743	—	1,743

Total	14	—	1,743	—	1,743

Liabilities:
Conversion options	23,875	—	23,875	—	23,875

Total	23,875	—	23,875	—	23,875

December 31, 2011

Liabilities:
Derivative financial instruments	1,764	—	40,461	—	40,461

Total	1,764	—	40,461	—	40,461

Schedule Of Outstanding Forward Exchange Contracts

	Currency	Notional amount	Forward contract value	Fair value	Difference between forward value and fair value	Included in accumulated other comprehensive income (loss)
			Euro	Euro	Euro	Euro
December 31, 2010:

Assets:

Cash flow hedge contracts:
Short position	US$	(452)	(350)	(336)	14	13
Fair value hedge contracts:
Short position	US$	(1,881)	(1,376)	(1,407)	(31)	—

December 31, 2011:

Assets:

Fair value hedge contracts:
Short position	US$	(56,975)	(42,225)	(40,461)	1,764	—

Schedule Of Company's Price Sensitivity Impact On Equity

	Impact on equity
	2010	2011
10% increase of U.S. dollar versus euro	1,061	3,656
10% decrease of U.S. dollar versus euro	(1,061)	(3,656)
10% increase of Singapore dollar versus euro	1,431	5,028
10% decrease of Singapore dollar versus euro	(1,431)	(5,028)
10% increase of Hong Kong dollar versus euro	53,458	66,702
10% decrease of Hong Kong dollar versus euro	(53,458)	(66,702)
10% increase of Japanese yen versus euro	5,016	4,908
10% decrease of Japanese yen versus euro	(5,016)	(4,908)

Schedule Of Company's Price Sensitivity Impact On Net Earnings

	Impact on net earnings
	2010	2011
10% increase of Japanese yen versus euro	617	(519)
10% decrease of Japanese yen versus euro	(617)	519
10% increase of U.S. dollar versus euro	(549)	1,887
10% decrease of U.S. dollar versus euro	549	(1,887)
10% increase of Hong Kong dollar versus euro	14,632	14,392
10% decrease of Hong Kong dollar versus euro	(14,632)	(14,392)

Summary Of Company's Contractual Obligations

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Notes payable to banks [1]	41,456	41,456	—	—	—
Long-term debt [1,2]	20,527	4,671	15,856	—	—
Convertible subordinated debt [1]	177,625	9,750	167,875	—	—
Operating leases	78,645	21,933	27,952	16,943	11,817
Pension liabilities	9,887	92	171	209	9,415
Purchase obligations:
Purchase commitments to suppliers	174,532	170,421	4,111	—	—
Capital expenditure commitments	17,433	17,433	—	—	—
Unrecognized tax benefits (ASC 740)	21,749	21,749	—	—	—

Total contractual obligations	541,854	287,505	215,965	17,152	21,232

(1)	Including interest expense based on the percentages at the reporting date.
(2)	Capital lease obligations of € 141 are included in long-term debt.

Research And Development (Tables)	12 Months Ended
Dec. 31, 2011
Research And Development [Abstract]
Schedule Of Research And Development

	Year ended December 31,
	2009	2010	2011
Research and development expenses	63,934	79,331	130,153
Research and development grants and credits	(1,128)	(546)	(753)

Total research and development	62,806	78,785	129,400

Restructuring Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring Expenses [Abstract]
Summary Of Aggregated Restructuring Expenses By Type

	Year ended December 31,
	2009	2010	2011
Employee related expenses	19,437	4,534	—
Contract termination related expenses	2,799	779	—
Impairment charges	4,623	—	—
Transition expenses	4,366	3,806	—
Expenses buy out RTP	3,940	—	—
Other expenses	522	2,082	—

Total restructuring expenses	35,687	11,201	—

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components Of Earnings (Loss) Before Income Taxes And Non-Controlling Interest

	Year ended December 31,
	2009	2010	2011
The Netherlands	(92,945)	(48,177)	(3,450)
Other countries	28,458	333,639	356,305

Earnings (Loss) before income taxes and Non-controlling interest	(64,487)	285,462	352,855

Schedule Of Income Tax Expense

	Year ended December 31,
	2009	2010	2011
Current:
The Netherlands	(297)	(505)	(494)
Other countries	(12,570)	(38,342)	(64,684)

	(12,867)	(38,847)	(65,178)
Deferred:
The Netherlands	—	—	—
Other countries	9,081	(4,093)	28,486

Income tax expense	(3,786)	(42,939)	(36,692)

Schedule Of Reconciliation Of The Provisions For Income Taxes And The Amounts That Would Be Computed Using Statutory Income Tax Rates

	Year ended December 31,
	2009	2010	2011
Earnings (Loss) before income taxes and Non-controlling interest	(64,487)	285,462	352,855
Netherlands statutory income tax rate	25.5%	25.5%	25.0%
Income tax provision at statutory rate	16,444	(72,793)	(88,214)
Non-deductible expenses	(8,376)	(8,250)	(8,228)
Foreign taxes at a rate other than the Netherlands statutory rate	16,100	24,198	12,983
Valuation allowance	(32,087)	(3,698)	17,991
Non-taxable income	4,870	18,536	30,156
Other	(737)	(932)	(1,380)

Income tax expense	(3,786)	(42,939)	(36,692)

Schedule Of Deferred Income Taxes

	December 31,
	2010	2011
Deferred tax assets:
Reserves and allowances	7,020	10,415
Net operating losses	153,407	86,720
Depreciation	2,331	363
Other	1,216	6,391

Gross deferred tax assets	163,974	103,889
Less: valuation allowance	(149,600)	(76,467)

Net deferred tax assets	14,374	27,422
Deferred tax liabilities	(321)	(4,381)

Net deferred income taxes	14,053	23,041

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2010	2011
Deferred tax assets—current	8,567	14,350
Deferred tax assets—non-current	5,807	13,072
Deferred tax liabilities—current	—	(3,513)
Deferred tax liabilities—non-current	(321)	(868)

	14,053	23,041

Schedule Of Amounts And Expiration Dates Of Net Operating Losses For Tax Purposes

Expiration year
2012	41,031
2013	16,309
2014	37,607
2015	0
2016	10,567
2017	47,712
2018	57,753
2019	35,929
2020	325
2021-2028	0
2029	17,837
2030	3,762
Unlimited	48,800

Net operating losses	317,632

Schedule Of Reconciliation Of The Beginning And Ending Balance Of The Liability For Unrecognized Tax Benefits

Balance January 1, 2009	14,841
Gross increases—tax positions in current year	1,381
Foreign currency translation effect	(560)

Balance December 31, 2009	15,663
Gross increases—tax positions in current year	3,230
Foreign currency translation effect	1,164

Balance December 31, 2010	20,057
Gross increases—tax positions in current year	950
Foreign currency translation effect	742

Balance December 31, 2011	21,749

Summary Of Open Tax Years By Major Jurisdiction

Jurisdiction
Japan	2011
Hong Kong	2000—2011
The Netherlands	2007—2011
Singapore	2008—2011
United States	1997—2011

Disclosures About Segments And Related Information (Tables)	12 Months Ended
Dec. 31, 2011
Disclosures About Segments And Related Information [Abstract]
Schedule Of Segment Reporting Information By Segment

	Front-end	Back-end	Total
Year ended December 31, 2009

Net sales to unaffiliated customers	160,378	430,361	590,739
Gross profit	8,726	172,789	181,515
Result from operations	(120,269)	95,113	(25,156)
Interest income	541	477	1,018
Interest expense	(8,556)	—	(8,556)
Loss resulting from early extinguishment of debt	(1,759)	—	(1,759)
Accretion interest expense convertible notes	(4,286)	—	(4,286)
Revaluation conversion option	(24,364)	—	(24,364)
Foreign currency exchange gains (losses), net	(733)	(651)	(1,384)
Income tax expense	7,890	(11,676)	(3,786)
Net earnings (loss)	(151,535)	83,262	(68,273)

Allocation of net earnings (loss):
Shareholders of the parent			(107,517)
Non-controlling interest			39,244

Capital expenditures	3,269	9,450	12,718
Purchase of other intangibles	2,934	360	3,294
Depreciation	11,436	20,619	32,054
Amortization of other intangible assets	1,884	451	2,335
Impairment of property, plant and equipment	4,628	—	4,628
Cash and cash equivalents	181,681	112,222	293,902
Capitalized goodwill	10,395	36,828	47,223
Other intangible assets	8,440	497	8,936
Other identifiable assets	187,194	314,445	501,638
Total assets	387,709	463,991	851,700
Total debt	265,430	—	265,430
Headcount in full-time equivalents [1]	1,294	10,773	12,067

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Front-end	Back-end	Total
Year ended December 31, 2010

Net sales to unaffiliated customers	293,356	929,544	1,222,900
Gross profit	114,624	434,954	549,578
Result from operations	15,954	312,686	328,640
Interest income	615	605	1,221
Interest expense	(15,677)	—	(15,677)
Loss resulting from early extinguishment of debt	(3,609)	—	(3,609)
Accretion interest expense convertible notes	(6,010)	—	(6,010)
Revaluation conversion option	(19,037)	—	(19,037)
Foreign currency exchange gains (losses), net	(1,809)	1,744	(65)
Income tax expense	(6,106)	(36,833)	(42,939)
Net earnings (loss)	(35,679)	278,202	242,523

Allocation of net earnings:
Shareholders of the parent			110,639
Non-controlling interest			131,884

Capital expenditures	17,653	85,320	102,974
Purchase of other intangibles	43	582	625
Depreciation property, plant & equipment	8,930	21,700	30,630
Depreciation evaluation tools at customers	2,477	—	2,477
Amortization of other intangible assets	2,338	397	2,735
Cash and cash equivalents	142,420	197,874	340,294
Capitalized goodwill	11,193	39,622	50,815
Other intangible assets	6,089	715	6,804
Other identifiable assets	281,076	535,129	816,204
Total assets	440,777	773,340	1,214,117
Total debt	215,681	—	215,681
Headcount in full-time equivalents [1]	1,450	15,249	16,699

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Front-end	Back-end	Total
Year ended December 31, 2011

Net sales to unaffiliated customers	456,065	1,178,270	1,634,334
Gross profit	172,318	398,308	570,626
Result from operations	62,581	304,869	367,450
Interest income	976	1,925	2,902
Interest expense	(13,142)	(354)	(13,497)
Loss resulting from early extinguishment of debt	(824)	—	(824)
Accretion interest expense convertible notes	(4,401)	—	(4,401)
Revaluation conversion option	(4,378)	—	(4,378)
Foreign currency exchange gains (losses), net	8,296	(2,692)	5,604
Income tax expense	(4,581)	(32,111)	(36,692)
Net earnings (loss)	44,527	271,637	316,164

Allocation of net earnings:
Shareholders of the parent			186,770
Non-controlling interest			129,394

Capital expenditures	16,369	72,849	89,218
Net purchase of other intangibles	6,141	910	7,051
Depreciation property, plant & equipment	9,162	30,823	39,985
Depreciation evaluation tools at customers	2,518	—	2,518
Amortization of other intangible assets	2,655	1,815	4,471
Impairment of property, plant and equipment	—	(8,038)	(8,038)
Cash and cash equivalents	228,114	162,136	390,250
Capitalized goodwill	11,193	40,939	52,131
Other intangible assets	9,643	5,133	14,776
Other identifiable assets	336,090	788,973	1,125,063
Total assets	585,040	997,181	1,582,221
Total debt	162,464	32,946	195,409
Headcount in full-time equivalents [1]	1,631	14,563	16,194

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

Schedule Of Geographical Information

	Europe	United States of America	Japan	Southeast Asia	Corporate	Consolidated
Year ended December 31, 2009

Net sales to unaffiliated customers	40,236	66,955	38,834	444,714	—	590,739
Long-lived assets	2,246	4,119	15,417	92,762	267	114,811
Total assets	36,073	49,350	95,350	518,344	152,583	851,700
Capital expenditures	49	401	953	11,309	6	12,718
Purchase of intangible assets	—	1	—	383	2,910	3,294
Year ended December 31, 2010
Net sales to unaffiliated customers	76,235	112,863	90,394	943,408	—	1,222,900
Long-lived assets	1,978	9,395	19,409	167,020	135	197,937
Total assets	40,470	85,065	92,547	839,720	156,315	1,214,117
Capital expenditures	186	7,059	5,388	90,279	62	102,974
Purchase of intangible assets	—	—	—	607	17	624

Year ended December 31, 2011
Net sales to unaffiliated customers	338,065	185,943	96,697	1,013,629	—	1,634,334
Long-lived assets	16,021	13,110	18,273	212,605	171	260,180
Total assets	406,586	131,498	120,717	733,571	189,850	1,582,221
Capital expenditures	7,425	8,429	1,559	71,720	85	89,218
Purchase of intangible assets	29	779	635	1,378	4,230	7,051

Selected Operating Expenses And Additional Information (Tables)	12 Months Ended
Dec. 31, 2011
Selected Operating Expenses And Additional Information [Abstract]
Schedule Of Personnel Expenses For Employees

	December 31,
	2009	2010	2011
Wages and salaries	157,789	236,746	318,944
Social security	14,314	17,402	42,622
Pension expenses	9,849	12,303	18,945

	181,952	266,451	380,511

Schedule Of Average Number Of Employees, Exclusive Of Temporary Workers, By Geographic Area

	December 31,
	2009	2010	2011
The Netherlands	288	170	167
Other European countries	154	139	993
United States of America	418	358	468
Southeast Asia	10,136	13,389	15,716
Japan	246	197	181

	11,242	14,253	17,525

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Reconciliation Of Net Earnings (Loss) And Weighted Average Number Of Shares Outstanding

	December 31,
	2009	2010	2011
Net earnings used for purpose of computing basic earnings per common share	(107,522)	110,639	186,770
After-tax equivalent of interest expense on convertible subordinated notes	—	17,670	17,670

Net earnings used for purposes of computing diluted net earnings per common share	(107,522)	128,309	204,440

Basic weighted average number of shares outstanding during the year used for purpose of computing basic earnings per share (thousands)	51,627	52,435	55,210
Dilutive effect of stock options	—	282	570
Dilutive effect of convertible subordinated notes	—	8,777	8,902

Dilutive weighted average number of shares outstanding	51,627	61,494	64,682

Net earnings per share:
Basic net earnings from continuing operations	(2.08)	2.11	3.38
Diluted net earnings from continuing operations	(2.08)	2.09	3.16

Board Remuneration (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Information Concerning All Remuneration From The Company For Services In All Capacities

	Base compensation	Bonuses [5]	Pensions	Year ended December 31,
				2011	2010
				Total	Total
Management Board:
C.D. del Prado	529	559	69	1,157	613
P.A.M. van Bommel [1]	360	150	54	564	168
W.K. Lee [2]	—	—	—	—	609
R.A. Ruijter [3]	—	—	—	—	323
J.F.M. Westendorp [4]	—	—	—	—	155

	889	709	123	1,721	1,868

(1)	For the period July 1, 2010 through August 31, 2010 at 40% and for the period September 1, 2010 through December 31, 2010 full time.
(2)	All remuneration relates to the compensation Mr. W.K. Lee received in his capacity as member of the Board of ASMPT.
(3)	For the period May 15, 2009 through December 31, 2009 and for the period January 1, 2010 through August 31, 2010.
(4)	For the period January 1, 2010 through May 20, 2010.
(5)	Bonuses paid in 2011 were calculated and paid in respect of performance in 2010.

Schedule Of Company Information Concerning All Remuneration Excluding Bonuses Or Pensions Paid From The Company

	Year ended December 31,
	2011	2010
	Total	Total
Supervisory Board:
G.J. Kramer	68	54
J.M.R. Danneels	50	29
H.W. Kreutzer	50	30
J.C. Lobbezoo	53	33
M.C.J. van Pernis [1]	50	18
U.H.R. Schumacher	50	28
E.A. van Amerongen [2]	—	15

	321	206

(1)	For the period May 20, 2010 through December 31, 2010.
(2)	For the period January 1, 2010 through May 20, 2010.

Management Board [Member]
Schedule Of Outstanding Options To Purchase ASM International N.V. Common Shares

	Year of grant	Outstanding January 1, 2011	Granted in 2011	Adjustment from vesting condition 2011 [5]	Exercised in 2011	Outstanding December 31, 2011	Exercise price		Remaining term, in years
Current members:
C.D. del Prado [2]	2003	20,000	—	—	—	20,000	US$	11.35	2
C.D. del Prado [1]	2007	19,645	—	—	—	19,645		€19.47	4
C.D. del Prado [1]	2008	100,000	—	25,000	—	125,000		€12.71	5
C.D. del Prado [1]	2009	50,000	—	—	—	50,000		€15.09	6
C.D. del Prado [1]	2011	—	75,000	—	—	75,000		€22.33	7
P.A.M. van Bommel [4]	2010	25,000	—	—	—	25,000		€16.27	6
P.A.M. van Bommel [4]	2011	—	53,000	—	—	53,000		€22.33	7
Former members:
A.H. del Prado [1]	2007	52,886	—	—	—	52,886		€19.47	4
J.F.M. Westendorp [3]	2006	56,000	—	—	(56,000)	—		€15.40	—
J.F.M. Westendorp [1]	2007	22,452	—	—	—	22,452		€19.47	4
J.F.M. Westendorp [3]	2009	40,000	—	—	—	40,000		€15.09	6

		385,983	128,000	25,000	(56,000)	482,983

(1)	These options are conditional. A percentage—not exceeding 150%—of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years.
(2)	These options are granted for a term of ten years, and became exercisable in equal parts over a five year period.
(3)	These options are granted for a term of five years, and become exercisable in equal parts over a five year period.
(4)	These options are granted for a term of seven years and become exercisable after a 3 year vesting period.
(5)	As a result of the final ranking of ASM International in a predefined peer group the options granted in May 2008 have vested at 125%.

Share Ownership And Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Share Ownership And Related Party Transactions [Abstract]
Schedule Of Ownership Or Controlling Interest Of Outstanding Common Shares

	December 31, 2010		December 31, 2011
	Shares owned	Percentage of Common shares outstanding	Shares owned	Percentage of Common shares outstanding
A.H. del Prado	9,200,839	17.38%	9,204,284	16.62%
C.D. del Prado (member of the Management Board)	132,945	0.26%	132,945	0.24%
J.F.M. Westendorp	6,000	0.01%	6,000	0.01%

Stichting Administratiekantoor ASMI	2,142,039	4.05%	2,142,039	3.87%

General Information / Summary Of Significant Accounting Policies (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Product Warranty [Line Items]
Number of major market segments	3
Number of operating segments	2
Majority share holding percentage	52.17%
Evaluation tools recorded at cost and depreciated useful life, years	5
Deferred revenues from installations	€ 6.3	€ 4.4	€ 2.5
ASM Pacific Technology Ltd. [Member]
Product Warranty [Line Items]
Majority share holding percentage	52.17%
Minimum [Member]
Product Warranty [Line Items]
Warranty period, in years	1
Maximum [Member]
Product Warranty [Line Items]
Warranty period, in years	2

List Of Significant Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Almere, The Netherlands [Member] ASM Europe B.V. [Member]		Dec. 31, 2010 Almere, The Netherlands [Member] ASM Europe B.V. [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM United Kingdom Sales B.V. [Member]		Dec. 31, 2010 Almere, The Netherlands [Member] ASM United Kingdom Sales B.V. [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM Germany Sales B.V. [Member]		Dec. 31, 2010 Almere, The Netherlands [Member] ASM Germany Sales B.V. [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM Pacific Holding B.V. [Member]		Dec. 31, 2010 Almere, The Netherlands [Member] ASM Pacific Holding B.V. [Member]		Dec. 31, 2011 Willemstad, Curacao, Netherlands Antilles [Member] Advanced Semiconductor Materials (Netherlands Antilles) N.V. [Member]	Dec. 31, 2010 Willemstad, Curacao, Netherlands Antilles [Member] Advanced Semiconductor Materials (Netherlands Antilles) N.V. [Member]	Dec. 31, 2011 Montpellier, France [Member] ASM France S.A.R.L. [Member]	Dec. 31, 2010 Montpellier, France [Member] ASM France S.A.R.L. [Member]	Dec. 31, 2011 Leuven, Belgium [Member] ASM Belgium N.V. [Member]	Dec. 31, 2010 Leuven, Belgium [Member] ASM Belgium N.V. [Member]	Dec. 31, 2011 Agrate, Italy [Member] ASM Italia S.r.l. [Member]	Dec. 31, 2010 Agrate, Italy [Member] ASM Italia S.r.l. [Member]	Dec. 31, 2011 Helsinki, Finland [Member] ASM Microchemistry Oy [Member]	Dec. 31, 2010 Helsinki, Finland [Member] ASM Microchemistry Oy [Member]	Dec. 31, 2011 Dublin, Ireland [Member] ASM Services And Support Ireland Ltd. [Member]	Dec. 31, 2010 Dublin, Ireland [Member] ASM Services And Support Ireland Ltd. [Member]	Dec. 31, 2011 Tel Aviv, Israel [Member] ASM Services And Support Israel Ltd [Member]	Dec. 31, 2010 Tel Aviv, Israel [Member] ASM Services And Support Israel Ltd [Member]	Dec. 31, 2011 Phoenix, Arizona, United States [Member] ASM America, Inc. [Member]	Dec. 31, 2010 Phoenix, Arizona, United States [Member] ASM America, Inc. [Member]	Dec. 31, 2011 Phoenix, Arizona, United States [Member] ASM NuTool, Inc. [Member]	Dec. 31, 2010 Phoenix, Arizona, United States [Member] ASM NuTool, Inc. [Member]	Dec. 31, 2011 Tokyo, Japan [Member] ASM Japan K.K. [Member]	Dec. 31, 2010 Tokyo, Japan [Member] ASM Japan K.K. [Member]	Dec. 31, 2011 Quarry Bay, Hong Kong, People's Republic Of China [Member] ASM Wafer Process Equipment Ltd. [Member]	Dec. 31, 2010 Quarry Bay, Hong Kong, People's Republic Of China [Member] ASM Wafer Process Equipment Ltd. [Member]	Dec. 31, 2011 Shanghai, People's Republic Of China [Member] ASM China Trading Ltd. [Member]	Dec. 31, 2010 Shanghai, People's Republic Of China [Member] ASM China Trading Ltd. [Member]	Dec. 31, 2011 Shanghai, People's Republic Of China [Member] ASM Assembly Systems Ltd [Member]		Dec. 31, 2011 Singapore [Member] ASM Wafer Process Equipment Singapore Pte Ltd. [Member]	Dec. 31, 2010 Singapore [Member] ASM Wafer Process Equipment Singapore Pte Ltd. [Member]	Dec. 31, 2011 Singapore [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2010 Singapore [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2011 Singapore [Member] ASM Technology Singapore Pte Ltd. [Member]		Dec. 31, 2010 Singapore [Member] ASM Technology Singapore Pte Ltd. [Member]		Dec. 31, 2011 Singapore [Member] ASM Assembly Systems Pte. Ltd. [Member]		Dec. 31, 2011 Hsin-Chu, Taiwan [Member] ASM Far East Marketing Ltd. [Member]	Dec. 31, 2010 Hsin-Chu, Taiwan [Member] ASM Far East Marketing Ltd. [Member]	Dec. 31, 2011 Hsin-Chu, Taiwan [Member] ASM Front-End Sales & Services Taiwan Co., Ltd. [Member]	Dec. 31, 2010 Hsin-Chu, Taiwan [Member] ASM Front-End Sales & Services Taiwan Co., Ltd. [Member]	Dec. 31, 2011 Cheonan, South Korea [Member] ASM Genitech Korea Ltd [Member]	Dec. 31, 2010 Cheonan, South Korea [Member] ASM Genitech Korea Ltd [Member]	Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific Technology Ltd. [Member]	Dec. 31, 2010 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific Technology Ltd. [Member]	Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Automation Ltd. [Member]		Dec. 31, 2010 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Automation Ltd. [Member]		Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Materials Ltd. [Member]		Dec. 31, 2010 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Materials Ltd. [Member]		Dec. 31, 2011 Johor Bahru, Malaysia [Member] ASM Technology (M) Sdn. Bhd. [Member]		Dec. 31, 2010 Johor Bahru, Malaysia [Member] ASM Technology (M) Sdn. Bhd. [Member]		Dec. 31, 2011 Shenzhen, People's Republic Of China [Member] ASM Semiconductor Materials (Shenzhen) Co. Ltd. [Member]		Dec. 31, 2010 Shenzhen, People's Republic Of China [Member] ASM Semiconductor Materials (Shenzhen) Co. Ltd. [Member]		Dec. 31, 2011 Shenzhen, People's Republic Of China [Member] Shenzhen ASM Micro Electronic Technology Co. Ltd. [Member]		Dec. 31, 2010 Shenzhen, People's Republic Of China [Member] Shenzhen ASM Micro Electronic Technology Co. Ltd. [Member]		Dec. 31, 2011 Guernsey, Channel Islands [Member] Edgeward Development Ltd. [Member]		Dec. 31, 2010 Guernsey, Channel Islands [Member] Edgeward Development Ltd. [Member]		Dec. 31, 2011 Munich, Germany [Member] ASM Assembly Systems Management GmbH. [Member]		Dec. 31, 2011 Munich, Germany [Member] ASM Assembly Systems Management GmbH & C o K G [Member]		Dec. 31, 2011 Manchester, United Kingdom [Member] ASM Assembly Systems Ltd [Member]		Dec. 31, 2011 Bussy Saint Georges, France [Member] ASM Assembly Systems SAS [Member]		Dec. 31, 2011 Vienna, Austria [Member] ASM Assembly Systems Management GmbH. [Member]		Dec. 31, 2011 Vienna, Austria [Member] ASM Assembly Systems Management GmbH & C o K G [Member]		Dec. 31, 2011 Suwanee, United States [Member] ASM Assembly Systems, LLC [Member]		Dec. 31, 2011 Jalisco, Mexico [Member] ASM Assembly Systems S. De R.L. De C. V [Member]		Dec. 31, 2011 Sollentuna, Sweden [Member] ASM Assembly Systems AB. [Member]		Dec. 31, 2011 Milan, Italy [Member] ASM Assembly Systems S.R.L. [Member]		Dec. 31, 2011 Sao Paulo, Brazil [Member] ASM Sistemas Para Montagem De Componentes Eletrnicos Ltda [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of interest acquired in subsidiary	52.17%	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[2]	100.00%	[2]	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	52.17%	[3]	100.00%	100.00%	100.00%	100.00%	52.17%	[4]	52.36%	[4]	52.17%	[3]	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	52.17%	52.36%	52.17%	[4]	52.36%	[4]	52.17%	[4]	52.36%	[4]	52.17%	[4]	52.36%	[4]	52.17%	[4]	52.36%	[4]	52.17%	[4]	52.36%	[4]	52.17%	[4]	52.36%	[4]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]
Subsidiary acquisition date	January 7, 2011

[1]	For these subsidiaries ASM International N.V. has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.
[2]	Established in 2008, ASM Pacific Holding B.V. is holding 52.17% of the shares in ASM Pacific Technology Ltd.
[3]	100% subsidiaries of ASM Pacific Technology Ltd., Acquired January 7, 2011.
[4]	100% subsidiaries of ASM Pacific Technology Ltd.

Acquisition (Narrative) (Details) (EUR €)	12 Months Ended				12 Months Ended		0 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Jan. 07, 2011	Dec. 31, 2011 ASM AS KG [Member] Y	Dec. 31, 2011 ASMPT [Member]	Jan. 07, 2011 SEAS [Member]
Business Acquisition [Line Items]
Date of acquisition	January 7, 2011
Cash consideration to acquire equity interest				€ 36,500,000
Liability to pay equity as capital injection to increase registered limited partnership interest					20,000,000
Maximum grant of revolving loan facility					20,000,000
Term of revolving credit facility					3
Letter of support granted					120,000,000
Term of letter of support granted					6
Maximum amount limit to enter into consultancy agreement	100,000
Period for compliance of labor agreements from closing date	3
Maximum liability of liquidated damages	20,000,000
Minimum bank guarantee for liquidated damages	20,000,000
Period of bank guarantee	4
Cumulative acquisition related costs	5,200,000
Acquisition cost	700,000	3,600,000	800,000			600,000
Gain from a bargain purchase	109,279,000
Net sales	1,634,334,000	1,222,900,000	590,739,000				444,000,000
Result from operations	€ 367,450,000	€ 328,640,000	€ (25,156,000)				€ 53,000,000

Acquisition (Summary Of Total Purchase Consideration And Identified Assets And Liabilities) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 07, 2011
Business Acquisition [Line Items]
Cash acquired	€ 43,434
Total consideration		(36,500)
Gain on bargain purchase	109,279
Carrying Value Of Net Assets Acquired (Excluding Acquired Cash) [Member] [Member]
Business Acquisition [Line Items]
Inventories	91,812
Trade and other receivables	132,418
Current assets	224,230
Property, plant and equipment	13,077
Intangible assets	1,542
Other non-current assets	494
Non-current assets	15,113
Total Assets	239,343
Trade and other payables	151,624
Short-term debt	6,738
Deferred tax liabilities	16,199
Current liabilities	174,561
Deferred tax liabilities	4,428
Other non-current liabilities	10,699
Non-current liabilities	15,127
Total liabilities	189,688
Identified net assets	49,655
Purchase Price Allocation [Member]
Business Acquisition [Line Items]
Inventories	11,529
Current assets	11,529
Intangible assets	3,520
Non-current assets	3,520
Total Assets	15,049
Identified net assets	15,049
Fair Value [Member]
Business Acquisition [Line Items]
Inventories	103,341
Trade and other receivables	132,418
Current assets	235,759
Property, plant and equipment	13,077
Intangible assets	5,062
Other non-current assets	494
Non-current assets	18,633
Total Assets	254,392
Trade and other payables	151,624
Short-term debt	6,738
Deferred tax liabilities	16,199
Current liabilities	174,561
Deferred tax liabilities	4,428
Other non-current liabilities	10,699
Non-current liabilities	15,127
Total liabilities	189,688
Identified net assets	64,704
Cash acquired	81,075
Fair Value of Assets Acquired	145,779
Total consideration	(36,500)
Gain on bargain purchase	€ 109,279

Acquisition (Schedule Of Estimated Future Amortization Expense Associated With Intangible Assets Acquired) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Business Acquisition [Line Items]
2012	€ 5,054
2013	4,279
2014	2,784
2015	1,640
SEAS [Member]
Business Acquisition [Line Items]
2012	1,012
2013	1,012
2014	1,012
2015	€ 1,012

Acquisition (Schedule Of Pro Forma Information) (Details) (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Acquisition [Abstract]
Net sales	€ 1,571,357	€ 808,042
Net income	€ 271,240	€ (185,001)
Basic earnings per share	€ 2.4	€ (3.27)
Diluted earnings per share	€ 2.33	€ (3.27)

Cash And Cash Equivalents (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents	€ 390,250	€ 340,294	€ 293,902	€ 157,277
ASM Pacific Technology Ltd. [Member]
Cash and cash equivalents	162,136
Japan [Member]
Cash and cash equivalents	€ 20,302

Pledged Bank Deposit (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pledged Bank Deposit [Abstract]
Amount pledged for the purpose of securing the bank guarantee	€ 20,000
Pledged bank deposit, release date	7 January 2015
Pledged bank deposit, interest rate	0.95%

Accounts Receivable (Schedule Of Carrying Amount Of Accounts Receivable) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Abstract]
Current	€ 264,224	€ 213,059
Overdue less than 30 days	31,529	28,684
Overdue 31 - 60 days	12,126	15,814
Overdue 61 - 120 days	13,579	10,368
Overdue greater than 120 days	9,433	3,346
Total	€ 330,891	€ 271,271

Accounts Receivable (Schedule Of Changes In Allowance For Doubtful Accounts Receivable) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable [Abstract]
Beginning balance	€ (9,304)	€ (8,968)	€ (7,300)
Charged to selling, general and administrative expenses	(356)	(461)	(2,812)
Utilization	2,109	648	1,145
Foreign currency translation effect	(50)	(522)	(1)
Ending balance	€ (7,601)	€ (9,304)	€ (8,968)

Inventories (Schedule Of Inventories) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Inventories [Abstract]
Components and raw materials	€ 189,174	€ 138,965
Work in process	175,564	128,728
Finished goods	70,918	28,165
Total inventories, gross	435,656	295,857
Allowance for obsolescence	(58,989)	(41,301)	(46,939)	(32,615)
Total inventories, net	€ 376,667	€ 254,557

Inventories (Schedule Of Changes In Allowance For Obsolescence) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories [Abstract]
Beginning Balance	€ (41,301)	€ (46,939)	€ (32,615)
Charged to cost of sales	(28,122)	(3,248)	(27,236)
Utilization	12,526	14,628	11,818
Foreign currency translation effect	(2,092)	(5,742)	1,094
Ending Balance	€ (58,989)	€ (41,301)	€ (46,939)

Other Intangible Assets (Schedule Of Change In The Amount Of Intangible Assets) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other Intangible Assets [Line Items]
At cost, beginning balance	€ 17,625	€ 16,244
At cost, Additions	7,099	624
At cost, Acquisitions	4,826
At cost, Disposals	(151)
At cost, Reclassification		131
At cost, Foreign currency translation effect	855	626
At cost, ending balance	30,254	17,625
Accumulated amortization, beginning balance	10,820	7,307
Amortization for the year	4,471	2,735
Accumulated amortization, Disposals	(151)
Accumulated amortization, Reclassification		240
Accumulated amortization, Foreign currency translation effect	338	538
Accumulated amortization, ending balance	15,478	10,820
Other intangible assets, net	14,776	6,804
Software [Member]
Other Intangible Assets [Line Items]
At cost, beginning balance	14,433	13,324
At cost, Additions	3,417	624
At cost, Acquisitions	44
At cost, Disposals	(104)
At cost, Reclassification		131
At cost, Foreign currency translation effect	252	354
At cost, ending balance	18,042	14,433
Accumulated amortization, beginning balance	7,809	4,887
Amortization for the year	2,901	2,376
Accumulated amortization, Disposals	(104)
Accumulated amortization, Reclassification		240
Accumulated amortization, Foreign currency translation effect	179	305
Accumulated amortization, ending balance	10,785	7,809
Other intangible assets, net	7,257	6,624
Purchased Technology And Other Intangible Assets [Member]
Other Intangible Assets [Line Items]
At cost, beginning balance	3,192	2,920
At cost, Additions	3,682
At cost, Acquisitions	4,782
At cost, Disposals	(47)
At cost, Foreign currency translation effect	603	272
At cost, ending balance	12,212	3,192
Accumulated amortization, beginning balance	3,011	2,420
Amortization for the year	1,570	358
Accumulated amortization, Disposals	(47)
Accumulated amortization, Foreign currency translation effect	159	233
Accumulated amortization, ending balance	4,693	3,011
Other intangible assets, net	€ 7,519	€ 181

Other Intangible Assets (Schedule Of Estimated Amortization Expenses) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Other Intangible Assets [Abstract]
2012	€ 5,054
2013	4,279
2014	2,784
2015	1,640
2016	860
2017	159
Total	€ 14,776
Minimum amortization period of other intangible assets, in years	3
Maximum amortization period of other intangible assets, in years	7

Goodwill (Narrative) (Details)	12 Months Ended
Dec. 31, 2011 Y
Goodwill [Abstract]
Discount rate of pre-tax weighted average cost of capital	20.50%
Maximum term of cash flow calculations, years	5
Percentage of perpetuity growth rates used	1.00%
Enabling technology products rate used	3.00%

Goodwill (Schedule Of Changes In The Carrying Amount Of Goodwill) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Beginning balance	€ 50,815	€ 47,223
Foreign currency translation effect	1,316	3,592
Goodwill, Ending balance	52,131	50,815
Front-End Segment [Member]
Goodwill [Line Items]
Goodwill, Beginning balance		10,395
Foreign currency translation effect		798
Goodwill, Ending balance	11,193	11,193
Back-End Segment [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	39,622	36,828
Foreign currency translation effect	1,316	2,794
Goodwill, Ending balance	€ 40,938	€ 39,622

Goodwill (Schedule Of Allocation Of The Carrying Amount Of Goodwill) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill, Total	€ 52,131	€ 50,815	€ 47,223
ASM Pacific Technology Ltd. [Member]
Goodwill [Line Items]
Goodwill, Total	52,131	50,815	47,223
Front-End Segment [Member]
Goodwill [Line Items]
Goodwill, Total	11,193	11,193	10,395
Front-End Segment [Member] | ASM Genitech Korea Ltd [Member]
Goodwill [Line Items]
Goodwill, Total	7,633	7,633
Front-End Segment [Member] | ASM Microchemistry Oy [Member]
Goodwill [Line Items]
Goodwill, Total	3,560	3,560
Back-End Segment [Member]
Goodwill [Line Items]
Goodwill, Total	40,938	39,622	36,828
Back-End Segment [Member] | ASM Pacific Technology Ltd. [Member]
Goodwill [Line Items]
Goodwill, Total	€ 40,938	€ 39,622

Property, Plant And Equipment (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Property, Plant And Equipment [Abstract]
Real estate collateralized securities for long-term debt, carrying value	€ 6,088
Impairment	€ 8,038	€ 4,628

Property, Plant And Equipment (Schedule Of Changes In The Amount Of Property, Plant And Equipment) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross, beginning balance	€ 541,320	€ 413,410
Capital expenditures	89,218	102,974
Acquisition	11,525
Impairment	(8,038)		(4,628)
Retirements and sales	(40,053)	(20,399)
Reclassification		(132)
Foreign currency translation effect	28,852	45,468
Property, plant and equipment, gross, ending balance	622,824	541,320	413,410
Accumulated depreciation, beginning balance	362,643	343,383	298,599
Depreciation for the year	39,985	30,630
Retirements and sales	(36,230)	(17,364)
Reclassification		(240)
Foreign currency translation effect	15,505	31,756
Accumulated depreciation, ending balance	362,643	343,383	298,599
Property, plant and equipment, net	260,180	197,937	114,811
Machinery, Equipment, Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross, beginning balance	409,889	316,935
Capital expenditures	50,226	78,258
Acquisition	11,249
Impairment	(6,622)
Retirements and sales	(30,692)	(18,787)
Reclassification	235	(206)
Foreign currency translation effect	20,666	33,690
Property, plant and equipment, gross, ending balance	454,950	409,889	316,935
Accumulated depreciation, beginning balance	285,547	269,167	236,016
Depreciation for the year	30,815	23,538
Retirements and sales	(26,920)	(15,757)
Reclassification		(240)
Foreign currency translation effect	12,485	25,609
Accumulated depreciation, ending balance	285,547	269,167	236,016
Property, plant and equipment, net	169,403	140,722
Land, Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross, beginning balance	131,431	96,475
Capital expenditures	38,993	24,716
Acquisition	276
Impairment	(1,416)
Retirements and sales	(9,361)	(1,612)
Reclassification	(235)	74
Foreign currency translation effect	8,186	11,778
Property, plant and equipment, gross, ending balance	167,874	131,431	96,475
Accumulated depreciation, beginning balance	77,096	74,216	62,583
Depreciation for the year	9,170	7,092
Retirements and sales	(9,310)	(1,607)
Foreign currency translation effect	3,020	6,147
Accumulated depreciation, ending balance	77,096	74,216	62,583
Property, plant and equipment, net	€ 90,778	€ 57,215

Property, Plant And Equipment (Schedule Of Useful Lives Of Property, Plant And Equipment) (Details)	12 Months Ended
Dec. 31, 2011 Y
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives in years, minimum	10
Useful lives in years, maximum	25
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives in years, minimum	2
Useful lives in years, maximum	10
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful lives in years, minimum	2
Useful lives in years, maximum	10

Assets Held For Sale (Narrative) (Details) (EUR €)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	€ 6,862,000	€ 6,347,000	€ 5,508,000
Japan Building [Member]
Long Lived Assets Held-for-sale [Line Items]
Carrying value	5,700,000
Japan Land [Member]
Long Lived Assets Held-for-sale [Line Items]
Carrying value	900,000
The Netherlands [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	277,000	277,000	277,000
Carrying value	€ 300,000

Assets Held For Sale (Schedule Of Changes In The Carrying Value Of Assets Held For Sale) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 The Netherlands [Member]	Dec. 31, 2010 The Netherlands [Member]	Dec. 31, 2009 The Netherlands [Member]	Dec. 31, 2011 Japan [Member]	Dec. 31, 2010 Japan [Member]
Long Lived Assets Held-for-sale [Line Items]
Beginning balance	€ 6,347	€ 5,508	€ 277	€ 277	€ 277	€ 6,070	€ 5,231
Foreign currency translation effect	515	839				515	839
Ending balance	€ 6,862	€ 6,347	€ 277	€ 277	€ 277	€ 6,585	€ 6,070

Evaluation Tools At Customers (Schedule Of Changes In The Amount Of Evaluation Tools) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Evaluation Tools At Customers [Abstract]
Beginning Balance	€ 6,644	€ 11,282
Evaluation tools shipped	14,901	5,381
Depreciation	(2,518)	(2,477)
Evaluation tools sold	(7,830)	(8,526)
Transfer from inventories	1,913
Foreign currency translation effect	877	984
Ending Balance	€ 13,987	€ 6,644
Useful lives in years	5

Investments (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment	€ 1,044	€ 50
Percentage of interest acquired in subsidiary	52.17%
Levitech B.V. [Member]
Percentage of interest acquired in subsidiary	20.00%

Notes Payable To Banks (Narrative) (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2010 Singapore Dollars [Member] SGD	Dec. 31, 2011 ASMPT [Member] EUR (€)	Dec. 31, 2011 Japan [Member] EUR (€)	Dec. 31, 2010 Japan [Member] EUR (€)	Dec. 31, 2010 Singapore [Member] EUR (€)
Short-term Debt [Line Items]
Short-term debt outstanding	€ 40,680,000	€ 8,297,000	2,000,000	€ 32,946,000	€ 7,734,000	€ 7,130,000	€ 1,167,000
Carrying value of collateralized real estate					9,525,000
Weighted average interest rate of outstanding notes payable	1.90%
Short-term lines of credit, amount	289,528,000
Lines of credit amount outstanding	40,680,000				14,321,000
Undrawn portion of lines of credit	248,848,000
Undrawn portion includes revolving credit facility	150,000,000
Convertible bonds due date	Nov 6, 2014
Undrawn portion of amount restricted to be used only in operations				92,262,000	6,587,000
Lines of credit facility available through date	July 31 2014
Line of credit facility, maturity date	31 July 2015
Net debt/equity ratio, maximum	2
Minimum level of long-term committed capital	320,000,000
Long-term committed capital	810,000,000
Net cash	30,400,000
Total equity	659,796,000	411,460,000
Short-term line of credits including financial covenants					€ 1,747,000
Financial covenant number of years with loss	2

Notes Payable To Banks (Schedule Of Information On Notes Payable) (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2011 Japanese Yen [Member] JPY (¥)	Dec. 31, 2010 Japanese Yen [Member] JPY (¥)	Dec. 31, 2010 Singapore Dollars [Member] SGD	Dec. 31, 2011 Hong Kong Dollar [Member] HKD	Dec. 31, 2011 ASMPT [Member] EUR (€)	Dec. 31, 2011 Japan [Member] EUR (€)	Dec. 31, 2010 Japan [Member] EUR (€)	Dec. 31, 2010 Singapore [Member] EUR (€)
Short-term Debt [Line Items]
Short-term debt outstanding	€ 40,680	€ 8,297	¥ 775,000	¥ 775,000	2,000	331,144	€ 32,946	€ 7,734	€ 7,130	€ 1,167

Provision For Warranty (Schedule Of Product Warranty Liability) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Product Warranty [Line Items]
Beginning balance	€ 8,273	€ 5,650
Charged to cost of sales	29,809	7,066
Acquisition SEAS	33,733
Deductions	(24,822)	(4,824)
Foreign currency translation effect	2,519	381
Ending balance	49,512	8,273
Non-current portion	(6,828)
Current portion	€ 42,684	€ 8,273
Maximum [Member]
Product Warranty [Line Items]
Warranty period	2
Warranty period, in years	2
Minimum [Member]
Product Warranty [Line Items]
Warranty period	1
Warranty period, in years	1

Accrued Expenses And Other (Schedule Of Accrued Expenses And Other) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses And Other [Abstract]
Advance payments from customers	€ 29,621	€ 28,272
Accrual for employee contract termination benefits		2,065
Accrual for onerous contracts	446	1,449
Deferred revenue	6,340	4,367
Accrual for salaries, wages and related taxes and expenses	60,039	47,060
Interest payable	1,881	2,102
Payables arising from acquisition of property, plant and equipment	20,509	18,251
Other	34,054	13,835
Total accrued expenses and other	€ 152,890	€ 117,401

Long-Term Debt (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
Real estate collateralized securities for long-term debt, carrying value	€ 6,088
Japan [Member]
Debt Instrument [Line Items]
Real estate collateralized securities for long-term debt, carrying value	6,088
Japan [Member] | ASMI Guarantor [Member]
Debt Instrument [Line Items]
Long-term debt outstanding	2,794
Secured Long-Term Debt [Member] | Japan [Member]
Debt Instrument [Line Items]
Long-term debt outstanding	15,120
Financial Covenants [Member] | Japan [Member]
Debt Instrument [Line Items]
Long-term debt	€ 11,976

Long-Term Debt (Schedule Of Long-Term Debt) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term debt including current portion	€ 19,651	€ 20,266
Current portion	(4,332)	(15,950)
Long-term debt, noncurrent	15,319	4,316
Current portion	4,332	15,950
1.2-2.0%, Due 2012 - 2014 [Member] | Japan [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Long-term debt including current portion	17,764	16,606
Debt instrument, maturity year range, start	2012
Debt instrument, maturity year range, end	2014
4.5%, Due 2011 [Member] | Singapore [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Long-term debt including current portion		337
Debt instrument, interest rate	4.50%
Debt instrument, maturity year range, end	2011
2.1-2.2%, Due 2012 [Member] | Japan [Member] | Mortgage Loans [Member]
Debt Instrument [Line Items]
Long-term debt including current portion	1,746	2,898
Debt instrument, maturity date	2012
1.8%, Due 2012 [Member] | Japan [Member] | Capital Lease Commitments [Member]
Debt Instrument [Line Items]
Long-term debt including current portion	€ 141	€ 425
Debt instrument, interest rate	1.80%
Debt instrument, maturity date	2012
Maximum [Member] | 1.2-2.0%, Due 2012 - 2014 [Member] | Japan [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	2.00%
Maximum [Member] | 2.1-2.2%, Due 2012 [Member] | Japan [Member] | Mortgage Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	2.20%
Minimum [Member] | 1.2-2.0%, Due 2012 - 2014 [Member] | Japan [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	1.20%
Minimum [Member] | 2.1-2.2%, Due 2012 [Member] | Japan [Member] | Mortgage Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	2.10%

Long-Term Debt (Schedule Of Long-Term Debt, Including Current Portion, In Local Currencies) (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 Japanese Yen [Member] JPY (¥)	Dec. 31, 2010 Japanese Yen [Member] JPY (¥)	Dec. 31, 2010 Singapore Dollars [Member] SGD
Debt Instrument [Line Items]
Long-term debt	¥ 1,969,097	¥ 2,166,175	578

Long-Term Debt (Schedule Of Annual Principal Repayments For Subsequent Years) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt [Abstract]
2012	€ 4,332
2013	349
2014	14,970
Long-term debt	€ 19,651	€ 20,266

Convertible Subordinated Debt (Narrative) (Details)	12 Months Ended			1 Months Ended	12 Months Ended										0 Months Ended	1 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	May 31, 2003 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2011 5.25% Convertible Subordinated Notes, Due May 2010 [Member]	Dec. 31, 2011 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Dec. 31, 2010 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2009 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2009 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Dec. 31, 2008 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2008 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Dec. 31, 2007 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2007 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Dec. 31, 2010 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Feb. 16, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member]	Dec. 31, 2004 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member]	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2010 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2010 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2009 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2009 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2008 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2007 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2007 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Nov. 30, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2011 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2010 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2011 Convertible Subordinated Debt [Member] EUR (€)	Dec. 31, 2011 Common Shares [Member]	Dec. 31, 2010 Common Shares [Member]	Dec. 31, 2008 Treasury Shares Previously Purchased [Member] 4.25% Convertible Subordinated Notes, Due December 2011 [Member]	Dec. 31, 2008 Newly Issued Common Shares [Member] 4.25% Convertible Subordinated Notes, Due December 2011 [Member]
Debt Conversion [Line Items]
Loss on revaluation of convertible debt	€ 4,400,000	€ 19,000,000
Accretion interest expense	4,401,000	6,010,000
Convertible subordinated notes				90,000,000		79,267,000										150,000,000		111,682,000	44,909,000	33,609,000						150,000,000	150,000,000	150,000,000
Convertible subordinated notes, interest rate				5.25%												4.25%										6.50%
Convertible subordinated notes due date					May 2010	May 2010											December 2011	December 2011									November 2014
Convertible subordinated notes, interest payable date				May 15 and November 15 of each year												June 6 and December 6 of each year										February 6, May 6, August 6 and November 6 of each year
Convertible subordinated notes, conversion rate				52.0237												48.0307										58.5851
Conversion price, per share				$ 19.22												$ 20.82										€ 17.09
Convertible, conversion price adjusted																											€ 16.85
Convertible subordinated notes, conversion terms				The notes were convertible, at the option of the holder, into shares of the Company's common stock initially at a conversion rate of 52.0237 shares of common stock for each US$ 1,000 principal amount of notes, subject to adjustment in certain circumstances.												The notes were convertible, at the option of the holder, into shares of the Company's common stock initially at a conversion rate of 48.0307 shares of common stock for each US$ 1,000 principal amount of notes, subject to adjustment in certain circumstances.										The notes are convertible into shares of the Company's common stock only, initially at a conversion rate of 58.5851 shares of common stock for each € 1,000 principal amount of notes, subject to adjustment in certain circumstances.
Percentage of redemption price equal to principal amount				100.00%											100.00%	100.00%										100.00%
Percentage of common shares that exceeds conversion price				150.00%												130.00%										130.00%
Amount of convertible subordinated notes, repurchased at nominal value								4,000,000		48,300,000		20,800,000							56,500,000		26,300,000			14,600,000
Convertible subordinated notes, repurchased on market value								5,200,000		37,700,000		29,000,000							74,600,000		33,700,000			19,400,000
Subordinated notes converted into shares							16,900,000			10,000									7,000				7,700,000
Subordinated debt converted into number of shares	2,151,020,000	878,491,000					878,154			520	520								337	337			372,426							2,151,020	878,491	102,509	269,917
(Gain) loss resulting from early extinguishment of notes	824,000	3,609,000	1,759,000						211,000		7,957,000		6,309,000							3,609,000		1,548,000			3,740,000
Conversion price adjusted for cash dividend																$ 20.71
Convertible subordinated notes, newly issued common shares	2,151,020,000	878,491,000					878,154			520	520								337	337			372,426							2,151,020	878,491	102,509	269,917
Debt issuance costs expected to be amortized in 2012																													€ 1,093,000

Convertible Subordinated Debt (Schedule Of Changes In Outstanding Amounts Of Convertible Subordinated Debt) (Details)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2010 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Dec. 31, 2011 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Dec. 31, 2010 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	May 31, 2003 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2010 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2010 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2004 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2011 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2010 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Nov. 30, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)
Liability at redemption value at date of issuance				€ 79,267,000		$ 90,000,000	€ 111,682,000	€ 33,609,000	$ 44,909,000	$ 150,000,000	€ 150,000,000	€ 150,000,000	€ 150,000,000
Conversion component at date of issuance				(13,653,000)			(18,329,000)				(23,601,000)
Liability component at date of issuance				65,614,000			93,353,000				126,399,000
Beginning Balance	135,078,000	130,804,000	11,542,000				32,439,000	65,394,000			130,804,000	126,955,000
Conversion of notes			(12,677,000)				(32,536,000)	(5,000)
Accrual of interest			181,000				126,000	1,560,000			4,274,000	3,849,000
Repurchasing of notes								(38,276,000)
Foreign currency translation effect			954,000				(29,000)	3,765,000
Ending Balance	135,078,000	130,804,000						32,439,000			135,078,000	130,804,000
Reported as non-current liabilities											€ 135,078,000

Convertible Subordinated Debt (Schedule Of Convertible Subordinated Debt Nominal Value) (Details)	Dec. 31, 2011 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Dec. 31, 2010 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2010 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	May 31, 2003 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2010 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2010 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2004 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2011 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2010 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Nov. 30, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)
Convertible subordinated notes	€ 79,267,000			$ 90,000,000	€ 111,682,000	$ 44,909,000	€ 33,609,000	$ 150,000,000	€ 150,000,000	€ 150,000,000	€ 150,000,000

Shareholders' Equity (Narrative) (Details)	0 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended	0 Months Ended	12 Months Ended
	May 14, 2008 EUR (€)	May 23, 2011	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2009 Common Shares [Member]	Dec. 31, 2010 Financing Preferred Shares [Member] EUR (€)	Sep. 30, 2010 Lehman Brothers [Member] USD ($)	Sep. 15, 2008 Lehman Brothers [Member]	Dec. 31, 2011 Lehman Brothers [Member]
Shareholders' Equity [Line Items]
Common shares, authorized			110,000,000	110,000,000
Common shares, par value			€ 0.04	€ 0.04
Preferred shares, authorized			118,000	118,000			8,000
Preferred shares, par value			€ 40	€ 40			€ 40
Common shares, outstanding			55,377,020	52,931,881
Preferred shares, outstanding							0
Voting rights per share			one vote per € 0.04 par value
Preferred dividend paid-up amount					€ 5
Preferred shares, issued	21,985		0	0
Amount paid-up for issuance of preferred stock	220,000
Shares purchased and held which were accounted for as treasury shares									2,552,071
Shortfall in the number of shares held								479,279		246,983
Segregated collateral cash account								6,759
Impact on basic earnings per share			€ 0.015
Impact on diluted earnings per share			€ 0.012
Gain on dilution of investments in subsidiaries			€ 5,263	€ 4,957
Maximum percentage of share's average closing price		110.00%
Number of months to repurchase shares		18
Number of shares withdrawn						2,553,000
Maximum percentage of common shares issued which the company can hold in treasury			10.00%

Shareholders' Equity (Schedule Of Changes In The Amount Of Accumulated Other Comprehensive Loss) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes In The Amount Of Accumulated Other Comprehensive Loss [Line Items]
Beginning Balance	€ (34,239)	€ (64,754)
Foreign currency translation effect on translation of foreign operations	13,357	30,466
Increase in fair value of derivative instruments, net of tax	(13)	136	(170)
Actuarial loss	744	(87)
Total change in accumulated other comprehensive loss	14,088	30,515
Ending Balance	(20,151)	(34,239)	(64,754)
Foreign Currency Translation Effects [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Line Items]
Beginning Balance	(33,687)	(64,240)
Foreign currency translation effect on translation of foreign operations	13,357	30,553
Total change in accumulated other comprehensive loss	13,357	30,553
Ending Balance	(20,330)	(33,687)
Unrealized Gains (Losses) On Derivative Instruments, Net Of Tax [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Line Items]
Beginning Balance	13	(123)
Increase in fair value of derivative instruments, net of tax	(13)	136
Total change in accumulated other comprehensive loss	(13)	136
Ending Balance		13
Unrecognized Pension Obligations Net Of Tax [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Line Items]
Beginning Balance	(565)	(391)
Foreign currency translation effect on translation of foreign operations		(87)
Actuarial loss	744	(87)
Total change in accumulated other comprehensive loss	744	(174)
Ending Balance	€ 179	€ (565)

Employee Benefits (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended																	12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€) Y	Dec. 31, 2011 HKD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2011 ASM International N.V. [Member]	Dec. 31, 2011 Front-End [Member] EUR (€)	Dec. 31, 2010 Front-End [Member] EUR (€)	Dec. 31, 2009 Front-End [Member] EUR (€)	Dec. 31, 2011 Other Post-Employment Benefit Plans ASMPT [Member] EUR (€)	Dec. 31, 2011 Employee Stock Option Plan [Member]	Dec. 31, 2011 Employee Share Incentive Scheme ASMPT [Member] EUR (€)	Dec. 31, 2010 Employee Share Incentive Scheme ASMPT [Member] EUR (€)	Dec. 31, 2009 Employee Share Incentive Scheme ASMPT [Member] EUR (€)	Dec. 31, 2011 Employee Share Incentive Scheme ASMPT [Member] HKD	Dec. 31, 2011 MPF Scheme [Member]	Dec. 31, 2011 New Share Issues [Member]	Dec. 31, 2010 New Share Issues [Member]	Dec. 31, 2009 New Share Issues [Member]	Dec. 31, 2011 Minimum [Member] Y	Dec. 31, 2011 Minimum [Member] ORSO Scheme [Member]	Dec. 31, 2011 Maximum [Member] Y	Dec. 31, 2011 Maximum [Member] ORSO Scheme [Member]	Dec. 31, 2011 Employees And Existing Management Board Members [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of companies covered by multiemployer union plan		1,220	1,220
Number of contributing members covered by multiemployer union plan		130,000	130,000
Maximum percentage of total contribution by entity to multiemployer union plan				5.00%	5.00%
Percentage Of Minimum Coverage Ratio		104.30%	104.30%
Pension premium percentage	24.00%	23.00%	23.00%
Percentage of contributions of basic salary of employee																		5.00%					5.00%		12.50%
Maximum level of payroll costs per employee		€ 2,000	20,000
Percentage of minimum coverage ratio		104.30%	104.30%
Percentage of coverage ratio of the multiemployer union plan		90.00%	90.00%	96.00%	96.00%
Actual return on plan assets									(116)	734	78	973
Expected contribution to defined benefit plan	3,033
Liabilities for severance payments in Italy and Austria		317
Options vesting period, in years		five	five																							three
Employee Stock Option, expiration period																						5		10
Percentage of shares outstanding during Stock Option Plan		1.60%	1.60%
Authorized repurchase under 2001 Stock Option Plan		4,000,000	4,000,000
Employee stock option exercise period, in years		4	4
Options issued to repurchase shares		687,114	687,114	42,000	42,000	358,400	358,400	128,000,000
Options to purchase common stock outstanding, expiration date		2019	2019
Total stock options issued under Employee Stock Option Plan		1,835,067	1,835,067	1,445,523	1,445,523								1,835,523
Maximum percentage of limited shares on issued ordinary share capital		7.50%	7.50%
Weighted average fair values of employee stock options granted		€ 22.33		$ 17.02	€ 13.94	$ 9.31	€ 7.26
Options exercisable, remaining contractual life, years		7	7
Total intrinsic value of options exercised		4,307			2,322		684
Shares sold upon exercise of options by employees		169,870	169,870	143,140	143,140	69,700	69,700	56,000,000											296,490	308,250	23,009
Aggregate intrinsic value of all options outstanding		8,136
Aggregate intrinsic value of all options exercisable		3,317
Compensation expenses under stock option plans		€ 1,872			€ 2,526		€ 2,127							€ 11,580	€ 11,375	€ 3,685
Maximum percentage of total issued shares to directors and employees														5.00%
Extended period for Scheme approved by shareholders, years														10
Employee Share Incentive Scheme expiration date														23 March 2020
Maximum percentage of issued share capital subscribed or purchased for extended period														3.50%
Common shares of ASMPT were issued		55,377,020	55,377,020	52,931,881	52,931,881										1,726,900	2,035,400	1,518,100
Cash at par value		€ 0.04			€ 0.04												0.1
Percentage dilution of ownership interest														0.19%	0.23%	0.28%
Diluted ASMI's ownership in ASMPT																	52.17%

Employee Benefits (Schedule Of The Funded Status Of The Plan) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Front-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit obligations	€ (9,485)	€ (8,805)	€ (6,560)
Fair value of plan assets	4,090	3,189	2,119
Funded status deficit	(5,395)	(5,617)
Unrecognized actuarial loss	1,215	954
Unrecognized prior service cost	(684)
Net liabilities	(4,864)	(4,663)
Back-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit obligations	(22,303)
Fair value of plan assets	21,364
Funded status deficit	(939)
Other Post-Employment Benefit Plans ASMPT [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit obligations	€ (1,414)	€ (1,470)

Employee Benefits (Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Current service cost	€ 1,565
Interest on obligation	962
Expected return on plan assets	(673)
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance January 1	8,805	6,560
Current service cost	664	629	675
Interest on obligation	107	139	154
Actuarial losses (gains)	(53)	795
Benefits paid	(176)	(819)
Curtailment and settlement	(630)
Foreign currency translation effect	768	1,502
Balance December 31	9,485	8,805	6,560
Balance January 1	3,189	2,119
Expected return on plan assets	103	77	98
Actuarial (gains) losses	(219)	658
Company contribution	852	647
Foreign currency translation effect	342	507
Balance December 31	4,090	3,189	2,119
Back-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation assumed in acquisition of SEAS	22,305
Current service cost	1,502
Interest on obligation	898
Actuarial losses (gains)	(2,662)
Benefits paid	(26)
Transfers	(65)
Contribution participants	89
Foreign currency translation effect	262
Balance December 31	22,303
Fair value of plan assets at completion date of acquisition of SEAS	22,199
Expected return on plan assets	673
Actuarial (gains) losses	(1,646)
Foreign currency translation effect	50
Balance December 31	21,364
Other Post-Employment Benefit Plans ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance January 1	1,470
Current service cost	63
Interest on obligation	65
Actuarial losses (gains)	(174)
Benefits paid	(18)
Foreign currency translation effect	9
Balance December 31	€ 1,414

Employee Benefits (Schedule Of Net Periodic Benefit Cost) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Current service cost	€ 1,565
Interest on obligation	(962)
Expected return on plan assets	673
Net periodic pension benefit cost	(1,854)
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	664	629	675
Interest on obligation	(107)	(139)	(154)
Expected return on plan assets	(103)	(77)	(98)
Amortization deferred actuarial loss	6	1	44
Amortization of past service cost	(13)
Net periodic pension benefit cost	662	692	775
Other Post-Employment Benefit Plans ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	63
Interest on obligation	(65)
Net periodic pension benefit cost	(128)
Principal Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	1,502
Interest on obligation	(898)
Expected return on plan assets	673
Net periodic pension benefit cost	€ (1,726)

Employee Benefits (Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Front-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate for obligations	1.25%	1.25%	1.70%
Expected return on plan assets	3.00%	3.00%	3.00%
Expected rate of compensation increase	2.93%	2.93%	2.93%
Back-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate for obligations	5.25%
Expected return on plan assets	4.00%
Expected rate of compensation increase	2.26%

Employee Benefits (Allocation Of Plan Assets) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Front-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	€ 4,090	€ 3,189
Total allocation of plan assets, percentage	100.00%	100.00%
Front-End [Member] | Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	940	798
Total allocation of plan assets, percentage	23.00%	25.00%
Front-End [Member] | Bonds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	2,488	1,965
Total allocation of plan assets, percentage	60.00%	62.00%
Front-End [Member] | Loans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	368	235
Total allocation of plan assets, percentage	9.00%	7.00%
Front-End [Member] | Real Estate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	66	51
Total allocation of plan assets, percentage	2.00%	2.00%
Front-End [Member] | Other [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	227	140
Total allocation of plan assets, percentage	6.00%	4.00%
Back-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	21,364
Total allocation of plan assets, percentage	100.00%
Back-End [Member] | Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	3,418
Total allocation of plan assets, percentage	16.00%
Back-End [Member] | Fixed Income And Corporate Bonds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	17,519
Total allocation of plan assets, percentage	82.00%
Back-End [Member] | Cash And Other Assets [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	€ 427
Total allocation of plan assets, percentage	2.00%

Employee Benefits (Schedule Of Expected To Pay Benefits For Subsequent Years) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
2012	€ 92
2013	66
2014	105
2015	90
2016	119
Aggregate for the years 2017-2021	1,485
Total	1,957
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	79
2013	56
2014	93
2015	71
2016	92
Aggregate for the years 2017-2021	1,186
Total	1,577
Back-End [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	13
2013	10
2014	12
2015	19
2016	27
Aggregate for the years 2017-2021	299
Total	€ 380

Employee Benefits (Schedule Of Retirement Plan Costs) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	€ (1,854)
Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans	15,990	10,423	6,875
Multi-employer plans	1,111	1,207	2,089
Defined benefit plans	1,844	673	775
Total retirement plan costs	€ 18,945	€ 12,303	€ 9,739

Employee Benefits (Schedule Of Changes In Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 ASM International N.V. [Member]	Dec. 31, 2011 Eurodollar [Member] EUR (€)	Dec. 31, 2010 Eurodollar [Member] EUR (€)	Dec. 31, 2009 Eurodollar [Member] EUR (€)
Defined Benefit Plan Disclosure [Line Items]
Number of options outstanding, beginning balance	686,060	822,900	602,940	385,983,000	759,463	927,258	857,790
Number of options granted	687,114	42,000	358,400	128,000,000	687,114	64,500	381,600
Options forfeited, Number of options	(1,080)	(35,700)	(68,740)			(67,185)	(245,332)
Options exercised, Number of options	(169,870)	(143,140)	(69,700)	(56,000,000)	(126,620)	(165,110)	(66,800)
Number of options outstanding, ending balance	515,110	686,060	822,900	482,983,000	1,319,957	759,463	927,258
Beginning balance, Weighted average exercise price	$ 20.4	$ 19	$ 18.47		€ 15.74	€ 14.89	€ 14.61
Options granted, Weighted average exercise price		$ 35.01	$ 17.83		€ 22.33	€ 22.53	€ 14.76
Options forfeited, Weighted average exercise price	$ 16.65	$ 19.73	$ 14.27			€ 16.97	€ 14.43
Options exercised, Weighted average exercise price	$ 19.1	$ 16.83	$ 12.99		€ 14.82	€ 13.12	€ 12.2
Ending balance, Weighted average exercise price	$ 20.83	$ 20.4	$ 19		€ 19.08	€ 15.74	€ 14.89

Employee Benefits (Schedule Of Options Outstanding And Options Exercisable Classified By Range Of Exercise Prices) (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 ASM International N.V. [Member]	Dec. 31, 2010 ASM International N.V. [Member]	Dec. 31, 2011 Eurodollar [Member] EUR (€)	Dec. 31, 2010 Eurodollar [Member] EUR (€)	Dec. 31, 2009 Eurodollar [Member] EUR (€)	Dec. 31, 2008 Eurodollar [Member] EUR (€)	Dec. 31, 2011 1.00-10.00 [Member] USD ($)	Dec. 31, 2011 1.00-10.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2011 10.00-15.00 [Member] USD ($)	Dec. 31, 2011 10.00-15.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2011 15.00-20.00 [Member] USD ($)	Dec. 31, 2011 15.00-20.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2011 20.00-30.00 [Member] USD ($)	Dec. 31, 2011 20.00-30.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2011 30.00-40.00 [Member] USD ($)	Dec. 31, 2011 1.00-30.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2011 1.00-40.00 [Member] USD ($)
Defined Benefit Plan Disclosure [Line Items]
Range of exercise prices, Lower range											$ 1	€ 1	$ 10	€ 10	$ 15	€ 15	$ 20	€ 20	$ 30	€ 1	$ 1
Range of exercise prices, Upper range											$ 10	€ 10	$ 15	€ 15	$ 20	€ 20	$ 30	€ 30	$ 40	€ 30	$ 40
Options outstanding	515,110	686,060	822,900	602,940	482,983,000	385,983,000	1,319,957	759,463	927,258	857,790	51,000	13,800	91,510	143,020	43,800	461,523	286,800	701,614	42,000	1,319,957	515,110
Options outstanding, Weighted average remaining contractual life (in years)	3										7.14	1.91	4.18	3.89	5.61	4.16	4.87	6.89	5.01	5.56	5.05
Options outstanding, Weighted average exercise price	$ 20.83	$ 20.4	$ 19	$ 18.47			€ 19.08	€ 15.74	€ 14.89	€ 14.61	$ 7.52	€ 7.92	$ 12.1	€ 12.49	$ 18.42	€ 16.15	$ 24.28	€ 22.56	$ 35.01	€ 19.08	$ 20.83
Options exercisable, Number exercisable											3,000	4,000	45,590	126,160	16,600	178,443	102,800			308,603	167,990
Options exercisable, Weighted average exercise price											$ 7.06	€ 7.79	$ 12.12	€ 12.71	$ 17.61	€ 17.58	$ 24.81			€ 15.46	$ 20.34

Employee Benefits (Schedule Of Black-Scholes Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits [Abstract]
Expected life (years)	7
Expected life (years), minimum		5
Expected life (years), maximum		10
Risk free interest rate	3.51%	2.80%
Dividend yield	0.32%
Expected volatility	40.90%	45.60%

Commitments And Contingencies (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingencies [Abstract]
Aggregate rental expense for operating leases	€ 22,335	€ 10,173	€ 10,719
Purchase commitments with suppliers	174,532
Purchase commitments with suppliers for purchases within the next 12 months	170,421
Commitments for capital expenditures	€ 17,433

Commitments And Contingencies (Schedule Of Capital Leases In Property, Plant And Equipment) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Capital leased assets, gross	€ 4,342	€ 4,003
Less accumulated depreciation	(4,075)	(3,211)
Capital leased assets, net	267	792
Machinery And Equipment [Member]
Commitments And Contingencies [Line Items]
Capital leased assets, gross	3,953	3,644
Furniture And Fixtures [Member]
Commitments And Contingencies [Line Items]
Capital leased assets, gross	€ 389	€ 359

Commitments And Contingencies (Schedule Of Minimum Rental Commitments Under Capital Leases And Operating Leases) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Capital leases future minimum payments, 2012	€ 142
Capital leases future minimum payments, Total	142
Operating leases future minimum payments, 2012	21,933
Operating leases future minimum payments, 2013	16,591
Operating leases future minimum payments, 2014	11,361
Operating leases future minimum payments, 2015	8,903
Operating leases future minimum payments, 2016	8,040
Operating leases future minimum payments, Years Thereafter	11,817
Operating leases future minimum payments, Total	78,645
Less amount representing interest	(1)
Present value of net minimum lease payments	€ 141

Financial Instruments And Risk Management (Narrative) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments And Risk Management [Line Items]
Unrealized losses included in accumulated other comprehensive loss		13,000
Hypothetical Percentage of strengthening and weakening of currency	10.00%
Change in average interest rate	10.00%
Short-term lines of credit, amount	289,528,000
Line of credit facility, maturity date	31 July 2015
Lines of credit amount outstanding	40,680,000
Line of credit facility amount undrawn	248,848,000
ASMPT [Member]
Financial Instruments And Risk Management [Line Items]
Line of credit facility amount undrawn	92,262,000
ASM [Member]
Financial Instruments And Risk Management [Line Items]
Short-term lines of credit, amount	150,000,000
Line of credit facility amount undrawn	6,587,000
Single Customer [Member]
Financial Instruments And Risk Management [Line Items]
Percentage of revenue on net sales	6.40%	5.20%	9.10%
Percentage of outstanding balance in accounts receivable	4.50%	6.00%	7.80%
Ten Largest Customers [Member]
Financial Instruments And Risk Management [Line Items]
Percentage of revenue on net sales	27.90%	27.90%	32.90%
Convertible Subordinated Notes Due On December 2011 [Member]
Financial Instruments And Risk Management [Line Items]
Debt Instrument, Face Amount	150,000,000
Convertible Subordinated Notes Due On November 2014 [Member]
Financial Instruments And Risk Management [Line Items]
Maturity date of subordinate debt	November 2014
Long-term debt	19,651,000
Other borrowings	40,680,000

Financial Instruments And Risk Management (Schedule Of Financial Instruments) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial Instruments And Risk Management [Abstract]
Cash and cash equivalents	€ 390,250	€ 340,294	€ 293,902	€ 157,277
Pledged cash deposits	20,000
Accounts receivable	330,891	271,271
Derivative instruments designated in cash flow hedges		14
Notes payable to banks	40,680	8,297
Accounts payable	157,549	170,553
Current portion of long-term debt	4,332	15,950
Current portion of convertible subordinated debt		32,439
Long-term debt	15,319	4,316
Convertible subordinated debt	135,078	130,804
Derivative instruments designated in fair value hedges	€ 1,764	€ 31

Financial Instruments And Risk Management (Schedule Of Gains Or Losses Related To Financial Instruments) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments And Risk Management [Abstract]
Interest income	€ 2,902	€ 1,221	€ 1,018
Interest expense	(13,497)	(15,677)	(8,556)
Accretion interest expense convertible notes at amortized value	(4,401)	(6,010)	(4,286)
Loss resulting from early extinguishment of debt	(824)	(3,609)	(1,759)
Revaluation conversion option	(4,378)	(19,037)
Losses Foreign currency exchange, net	7,040	(65)
Foreign currency translation effect	(18,052)	10,096	(1,427)
Addition to allowance for doubtful accounts receivable	€ (356)	€ (461)	€ (2,812)

Financial Instruments And Risk Management (Schedule Of Financial Assets And Financial Liabilities That Are Measured At Fair Value On A Recurring Basis) (Details) (EUR €)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At carrying value, Assets		€ 14
Derivative financial instruments At fair value, Assets		1,743
Derivative financial instruments At carrying value, Liabilities total	1,764	23,875
Derivative financial instruments At fair value, Liabilities total	40,461	23,875
Conversion options		23,875
Fair Value Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets
Derivative financial instruments At fair value, Liabilities total
Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets		1,743
Derivative financial instruments At fair value, Liabilities total	40,461	23,875
Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets
Derivative financial instruments At fair value, Liabilities
Derivative financial instruments At fair value, Liabilities total
Derivative Financial Instruments Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At carrying value, Assets		14
Derivative financial instruments At fair value, Assets		1,743
Derivative Financial Instruments Assets [Member] | Fair Value Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets
Derivative Financial Instruments Assets [Member] | Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets		1,743
Derivative Financial Instruments Assets [Member] | Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets
Derivative Financial Instruments Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At carrying value, Liabilities	1,764
Derivative financial instruments At fair value, Liabilities	40,461
Conversion options At carrying value		23,875
Conversion options		23,875
Derivative Financial Instruments Liabilities [Member] | Fair Value Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities
Conversion options
Derivative Financial Instruments Liabilities [Member] | Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities	40,461
Conversion options		23,875
Derivative Financial Instruments Liabilities [Member] | Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities
Conversion options

Financial Instruments And Risk Management (Schedule Of Outstanding Forward Exchange Contracts) (Details) (Short Position [Member]) In Thousands, unless otherwise specified	Dec. 31, 2011 Fair Value Hedge Contracts [Member] USD ($)	Dec. 31, 2011 Fair Value Hedge Contracts [Member] EUR (€)	Dec. 31, 2010 Fair Value Hedge Contracts [Member] USD ($)	Dec. 31, 2010 Fair Value Hedge Contracts [Member] EUR (€)	Dec. 31, 2010 Cash Flow Hedge Contracts [Member] USD ($)	Dec. 31, 2010 Cash Flow Hedge Contracts [Member] EUR (€)
Derivatives, Fair Value [Line Items]
Derivative Assets, Notional amount	$ (56,975)		$ (1,881)		$ (452)
Derivative Assets, Fair value		(40,461)		(1,407)		(336)
Derivative Assets, Forward contract value		(42,225)		(1,376)		(350)
Derivative Assets, Difference between forward value and fair value		1,764		(31)		14
Derivative Assets, Included in accumulated other comprehensive income (loss)						€ 13

Financial Instruments And Risk Management (Schedule Of Company's Price Sensitivity Impact On Equity) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
10% Increase Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	€ 3,656	€ 1,061
Percentage of increase in price		10.00%
10% Decrease Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(3,656)	(1,061)
Percentage of decrease in price		10.00%
10% Increase Of Singapore Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	5,028	1,431
Percentage of increase in price		10.00%
10% Decrease Of Singapore Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(5,028)	(1,431)
Percentage of decrease in price		10.00%
10% Increase Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	66,702	53,458
Percentage of increase in price		10.00%
10% Decrease Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(66,702)	(53,458)
Percentage of decrease in price		10.00%
10% Increase Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	4,908	5,016
Percentage of increase in price		10.00%
10% Decrease Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	€ (4,908)	€ (5,016)
Percentage of decrease in price		10.00%

Financial Instruments And Risk Management (Schedule Of Company's Price Sensitivity Impact On Net Earnings) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
10% Increase Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	€ (519)	€ 617
Percentage of increase in price		10.00%
10% Decrease Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	519	(617)
Percentage of decrease in price		10.00%
10% Increase Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	1,887	(549)
Percentage of increase in price		10.00%
10% Decrease Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	(1,887)	549
Percentage of decrease in price		10.00%
10% Increase Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	14,392	14,632
Percentage of increase in price		10.00%
10% Decrease Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	€ (14,392)	€ (14,632)
Percentage of decrease in price		10.00%

Financial Instruments And Risk Management (Summary Of Company's Contractual Obligations) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial Instruments And Risk Management [Line Items]
Notes payable to banks	€ 41,456	[1]
Long-term debt	20,527	[1],[2]
Convertible subordinated debt	177,625	[1]
Operating leases	78,645
Pension liabilities	9,887		7,167
Purchase commitments to suppliers	174,532
Capital expenditure commitments	17,433
Unrecognized tax benefits (ASC 740)	21,749		20,057	15,663	14,841
Total contractual obligations	541,854
Capital lease obligations	141
Less Than 1 Year [Member]
Financial Instruments And Risk Management [Line Items]
Notes payable to banks	41,456	[1]
Long-term debt	4,671	[1],[2]
Convertible subordinated debt	9,750	[1]
Operating leases	21,933
Pension liabilities	92
Purchase commitments to suppliers	170,421
Capital expenditure commitments	17,433
Unrecognized tax benefits (ASC 740)	21,749
Total contractual obligations	287,505
1-3 Years [Member]
Financial Instruments And Risk Management [Line Items]
Long-term debt	15,856	[1],[2]
Convertible subordinated debt	167,875	[1]
Operating leases	27,952
Pension liabilities	171
Purchase commitments to suppliers	4,111
Total contractual obligations	215,965
3-5 Years [Member]
Financial Instruments And Risk Management [Line Items]
Operating leases	16,943
Pension liabilities	209
Total contractual obligations	17,152
More Than 5 Years [Member]
Financial Instruments And Risk Management [Line Items]
Operating leases	11,817
Pension liabilities	9,415
Total contractual obligations	€ 21,232

[1]	Including interest expense based on the percentages at the reporting date.
[2]	Capital lease obligations of € 141 are included in long-term debt.

Research And Development (Narrative) (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Levitech B.V. [Member]	Dec. 31, 2009 Research And Development Expense [Member] Levitech B.V. [Member]	Dec. 31, 2009 Rapid Thermal Processing [Member]
Research And Development [Line Items]
Percentage of product sales repayable	4.00%
Percentage of interest acquired in subsidiary	52.17%	20.00%	20.00%
Issued patents				50
Pending patents				23

Research And Development (Schedule Of Research And Development) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Research And Development [Abstract]
Research and development expenses	€ 130,153	€ 79,331	€ 63,934
Research and development grants and credits	(753)	(546)	(1,128)
Total research and development	€ 129,400	€ 78,785	€ 62,806

Restructuring Expenses (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	€ 11,201	€ 35,687
Employee related expenses	4,534	19,437
Contract termination related expenses	779	2,799
Impairment charges		4,623
Transition expenses	3,806	4,366
Expenses buy out RTP		3,940
Other expenses	2,082	522
Unconditional One-time Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Employee related expenses		15,800
Conditional One-Time Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Employee related expenses		1,700
Other Employee Related Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Employee related expenses		€ 1,900

Restructuring Expenses (Summary Of Aggregated Restructuring Expenses By Type) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Expenses [Abstract]
Employee related expenses		€ 4,534	€ 19,437
Contract termination related expenses		779	2,799
Impairment charges	8,038		4,628
Transition expenses		3,806	4,366
Expenses buy out RTP			3,940
Other expenses		2,082	522
Total restructuring expenses		€ 11,201	€ 35,687

Income Taxes (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 02, 2010 Development And Expansion Incentive [Member]	Dec. 31, 2011 Development And Expansion Incentive [Member]	Dec. 31, 2011 International Headquarters [Member]	Dec. 31, 2011 ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2010 ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2011 ASM Technology Singapore Pte Ltd. [Member]	Dec. 31, 2010 ASM Technology Singapore Pte Ltd. [Member]	Dec. 31, 2011 Singapore And Other Countries [Member]	Dec. 31, 2011 Maximum [Member] ASM Technology Singapore Pte Ltd. [Member]	Dec. 31, 2010 Minimum [Member] ASM Technology Singapore Pte Ltd. [Member]
Income Taxes [Line Items]
Non-taxable income	€ 30,156	€ 18,536	€ 4,870									€ 11,275
Tax exemption period range, years								10		10			10	5
Concessionary tax rate percent					10.00%		5.00%
Tax exemption start date						1 January 2011	1 January 2011		1 April 2005 and 1 July 2008		1 June 2010 and 1 January 2012
Netherlands statutory tax rate	25.00%	25.50%	25.50%
Net operating losses	317,632
Valuation allowance	76,467	149,600
Undistributed earnings of subsidiaries, subject to withholding taxes	63,270
Unrecognized tax benefits that would impact effective tax rate	21,749
Liability of unrecognized tax benefits	€ 21,749	€ 20,057	€ 15,663	€ 14,841

Income Taxes (Components Of Earnings (Loss) Before Income Taxes And Non-Controlling Interest) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
The Netherlands	€ (3,450)	€ (48,177)	€ (92,945)
Other countries	356,305	333,639	28,458
Earnings (Loss) before income taxes and Non-controlling interest	€ 352,855	€ 285,462	€ (64,487)

Income Taxes (Schedule Of Income Tax Expense) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current, The Netherlands	€ (494)	€ (505)	€ (297)
Current, Other countries	(64,684)	(38,342)	(12,570)
Current	(65,178)	(38,847)	(12,867)
Deferred, The Netherlands
Deferred, Other countries	28,486	(4,093)	9,081
Income tax expense	€ (36,692)	€ (42,939)	€ (3,786)

Income Taxes (Schedule Of Reconciliation Of The Provisions For Income Taxes And The Amounts That Would Be Computed Using Statutory Income Tax Rates) (Details) (EUR €)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Earnings (Loss) before income taxes and Non-controlling interest	€ 352,855	€ 285,462	€ (64,487)
Netherlands statutory income tax rate	25.00%	25.50%	25.50%
Income tax provision at statutory rate	(88,214)	(72,793)	16,444
Non-deductible expenses	(8,228)	(8,250)	(8,376)
Foreign taxes at a rate other than the Netherlands statutory rate	12,983	24,198	16,100
Valuation allowance	17,991	(3,698)	(32,087)
Non-taxable income	30,156	18,536	4,870
Other	(1,380)	(932)	(737)
Income tax expense	€ (36,692)	€ (42,939)	€ (3,786)

Income Taxes (Schedule Of Deferred Income Taxes) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Reserves and allowances	€ 10,415	€ 7,020
Net operating losses	86,720	153,407
Depreciation	363	2,331
Other	6,391	1,216
Gross deferred tax assets	103,889	163,974
Less: valuation allowance	(76,467)	(149,600)
Net deferred tax assets	27,422	14,374
Deferred tax liabilities	(4,381)	(321)
Net deferred income taxes	€ 23,041	€ 14,053

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Deferred tax assets-current	€ 14,350	€ 8,567
Deferred tax assets-non-current	13,072	5,807
Deferred tax liabilities-current	(3,513)	0
Deferred tax liabilities-non-current	(868)	(321)
Net deferred income taxes	€ 23,041	€ 14,053

Income Taxes (Schedule Of Amounts And Expiration Dates Of Net Operating Losses For Tax Purposes) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Net operating losses	€ 317,632
Expiration Year: 2012 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2012
Net operating losses	41,031
Expiration Year: 2013 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2013
Net operating losses	16,309
Expiration Year: 2014 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2014
Net operating losses	37,607
Expiration Year: 2015 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2015
Net operating losses	0
Expiration Year: 2016 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2016
Net operating losses	10,567
Expiration Year: 2017 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2017
Net operating losses	47,712
Expiration Year: 2018 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2018
Net operating losses	57,753
Expiration Year: 2019 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2019
Net operating losses	35,929
Expiration Year: 2020 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2020
Net operating losses	325
Expiration Year: 2021-2028 [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	0
Expiration Year: 2029 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2029
Net operating losses	17,837
Expiration Year: 2030 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2030
Net operating losses	3,762
Unlimited (No Expiration) [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	Unlimited
Net operating losses	€ 48,800
Minimum [Member] | Expiration Year: 2021-2028 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2021
Maximum [Member] | Expiration Year: 2021-2028 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2028

Income Taxes (Schedule Of Reconciliation Of The Beginning And Ending Balance Of The Liability For Unrecognized Tax Benefits) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Unrecognized tax benefits, beginning balance	€ 20,057	€ 15,663	€ 14,841
Gross increases-tax positions in current year	950	3,230	1,381
Foreign currency translation effect	742	1,164	(560)
Unrecognized tax benefits, ending balance	€ 21,749	€ 20,057	€ 15,663

Income Taxes (Summary Of Open Tax Years By Major Jurisdiction) (Details)	12 Months Ended
Dec. 31, 2011
Japan [Member]
Income Taxes [Line Items]
Jurisdiction	2011
Hong Kong [Member]
Income Taxes [Line Items]
Jurisdiction	2000—2011
The Netherlands [Member]
Income Taxes [Line Items]
Jurisdiction	2007—2011
Singapore [Member]
Income Taxes [Line Items]
Jurisdiction	2008—2011
United States [Member]
Income Taxes [Line Items]
Jurisdiction	1997—2011

Disclosures About Segments And Related Information (Schedule Of Segment Reporting Information By Segment) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	€ 1,634,334		€ 1,222,900		€ 590,739
Gross profit	570,626		549,578		181,515
Result from operations	367,450		328,640		(25,156)
Interest income	2,902		1,221		1,018
Interest expense	(13,497)		(15,677)		(8,556)
Loss resulting from early extinguishment of debt	(824)		(3,609)		(1,759)
Accretion interest expense convertible notes	(4,401)		(6,010)		(4,286)
Revaluation conversion option	(4,378)		(19,037)
Foreign currency exchange gains (losses), net	5,604		(65)		(1,384)
Income tax expense	(36,692)		(42,939)		(3,786)
Net earnings (loss)	316,164		242,523		(68,273)
Shareholders of the parent	186,770		110,639		(107,517)
Non-controlling interest	129,394		131,884		39,244
Capital expenditures	89,218		102,974		12,718
Purchase of other intangibles	7,051		624		3,294
Depreciation property, plant & equipment	39,985		30,630
Depreciation evaluation tools at customers	2,518		2,477
Amortization of other intangible assets	911		357		401
Impairment of property, plant and equipment	(8,038)				(4,628)
Cash and cash equivalents	390,250		340,294		293,902		157,277
Capitalized goodwill	52,131		50,815		47,223
Other intangible assets	14,776		6,804
Total assets	1,582,221		1,214,117		851,700
Percentage of interest acquired in subsidiary	52.17%
ASM Pacific Technology Ltd. [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	1,634,334		1,222,900		590,739
Gross profit	570,626		549,578		181,515
Result from operations	367,450		328,640		(25,156)
Interest income	2,902		1,221		1,018
Interest expense	(13,497)		(15,677)		(8,556)
Loss resulting from early extinguishment of debt	(824)		(3,609)		(1,759)
Accretion interest expense convertible notes	(4,401)		(6,010)		(4,286)
Revaluation conversion option	(4,378)		(19,037)		(24,364)
Foreign currency exchange gains (losses), net	5,604		(65)		(1,384)
Income tax expense	(36,692)		(42,939)		(3,786)
Net earnings (loss)	316,164		242,523		(68,273)
Shareholders of the parent	186,770		110,639		(107,517)
Non-controlling interest	129,394		131,884		39,244
Capital expenditures	89,218		102,974		12,718
Purchase of other intangibles	7,051		625		3,294
Depreciation property, plant & equipment	39,985		30,630		32,054
Depreciation evaluation tools at customers	2,518		2,477
Amortization of other intangible assets	4,471		2,735		2,335
Impairment of property, plant and equipment	(8,038)				4,628
Cash and cash equivalents	390,250		340,294		293,902
Capitalized goodwill	52,131		50,815		47,223
Other intangible assets	14,776		6,804		8,936
Other identifiable assets	1,125,063		816,204		501,638
Total assets	1,582,221		1,214,117		851,700
Total debt	195,409		215,681		265,430
Headcount in full-time equivalents	16,194	[1]	16,699	[1]	12,067	[1]
Front-End [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	456,065		293,356		160,378
Gross profit	172,318		114,624		8,726
Result from operations	62,581		15,954		(120,269)
Interest income	976		615		541
Interest expense	(13,142)		(15,677)		(8,556)
Loss resulting from early extinguishment of debt	(824)		(3,609)		(1,759)
Accretion interest expense convertible notes	(4,401)		(6,010)		(4,286)
Revaluation conversion option	(4,378)		(19,037)		(24,364)
Foreign currency exchange gains (losses), net	8,296		(1,809)		(733)
Income tax expense	(4,581)		(6,106)		7,890
Net earnings (loss)	44,527		(35,679)		(151,535)
Capital expenditures	16,369		17,653		3,269
Purchase of other intangibles	6,141		43		2,934
Depreciation property, plant & equipment	9,162		8,930		11,436
Depreciation evaluation tools at customers	2,518		2,477
Amortization of other intangible assets	2,655		2,338		1,884
Impairment of property, plant and equipment					4,628
Cash and cash equivalents	228,114		142,420		181,681
Capitalized goodwill	11,193		11,193		10,395
Other intangible assets	9,643		6,089		8,440
Other identifiable assets	336,090		281,076		187,194
Total assets	585,040		440,777		387,709
Total debt	162,464		215,681		265,430
Headcount in full-time equivalents	1,631	[1]	1,450	[1]	1,294	[1]
Back-End [Member] | ASM Pacific Technology Ltd. [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	1,178,270		929,544		430,361
Gross profit	398,308		434,954		172,789
Result from operations	304,869		312,686		95,113
Interest income	1,925		605		477
Interest expense	(354)
Foreign currency exchange gains (losses), net	(2,692)		1,744		(651)
Income tax expense	(32,111)		(36,833)		(11,676)
Net earnings (loss)	271,637		278,202		83,262
Capital expenditures	72,849		85,320		9,450
Purchase of other intangibles	910		582		360
Depreciation property, plant & equipment	30,823		21,700		20,619
Amortization of other intangible assets	1,815		397		451
Impairment of property, plant and equipment	(8,038)
Cash and cash equivalents	162,136		197,874		112,222
Capitalized goodwill	40,939		39,622		36,828
Other intangible assets	5,133		715		497
Other identifiable assets	788,973		535,129		314,445
Total assets	997,181		773,340		463,991
Total debt	€ 32,946
Headcount in full-time equivalents	14,563	[1]	15,249	[1]	10,773	[1]

[1]	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

Disclosures About Segments And Related Information (Schedule Of Geographical Information) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	€ 1,634,334	€ 1,222,900	€ 590,739
Long-lived assets	260,180	197,937	114,811
Total assets	1,582,221	1,214,117	851,700
Capital expenditures	89,218	102,974	12,718
Purchase of intangible assets	7,051	624	3,294
Europe [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	338,065	76,235	40,236
Long-lived assets	16,021	1,978	2,246
Total assets	406,586	40,470	36,073
Capital expenditures	7,425	186	49
Purchase of intangible assets	29
United States [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	185,943	112,863	66,955
Long-lived assets	13,110	9,395	4,119
Total assets	131,498	85,065	49,350
Capital expenditures	8,429	7,059	401
Purchase of intangible assets	779		1
Japan [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	96,697	90,394	38,834
Long-lived assets	18,273	19,409	15,417
Total assets	120,717	92,547	95,350
Capital expenditures	1,559	5,388	953
Purchase of intangible assets	635
Southeast Asia [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	1,013,629	943,408	444,714
Long-lived assets	212,605	167,020	92,762
Total assets	733,571	839,720	518,344
Capital expenditures	71,720	90,279	11,309
Purchase of intangible assets	1,378	607	383
Corporate [Member]
Segment Reporting Information [Line Items]
Long-lived assets	171	135	267
Total assets	189,850	156,315	152,583
Capital expenditures	85	62	6
Purchase of intangible assets	€ 4,230	€ 17	€ 2,910

Selected Operating Expenses And Additional Information (Schedule Of Personnel Expenses For Employees And Average Number Of Employees, Exclusive Of Temporary Workers, By Geographic Area) (Details) (EUR €)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Wages and salaries	€ 318,944	€ 236,746	€ 157,789
Social security	42,622	17,402	14,314
Pension expenses	18,945	12,303	9,849
Personal expenses, total	€ 380,511	€ 266,451	€ 181,952
Number of employees	17,525	14,253	11,242
The Netherlands [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees	167	170	288
Other European Countries [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees	993	139	154
United States [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees	468	358	418
Southeast Asia [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees	15,716	13,389	10,136
Japan [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees	181	197	246

Earnings Per Share (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2010 USD ($)	Dec. 31, 2011 EUR (€)	Sep. 30, 2010 Lehman Bros [Member]	Dec. 31, 2011 Lehman Bros [Member]	Sep. 15, 2008 Lehman Bros [Member]	Dec. 31, 2010 Conversion Rights [Member]	Dec. 31, 2009 Conversion Rights [Member]	Dec. 31, 2011 Option Rights [Member]	Dec. 31, 2009 Option Rights [Member]
Earnings Per Share [Line Items]
Anti-dilutive securities						2,630,113	14,550,780	81,500	80,777
Purchased and held shares accounted as treasury shares					2,552,071
Shortfall in the number of shares held			479,279	246,983
Amount segregated in collateral cash account	$ 6,759
Impact on basic earnings per share		€ 0.015
Impact on diluted earnings per share		€ 0.012

Earnings Per Share (Reconciliation Of Net Earnings (Loss) And Weighted Average Number Of Shares Outstanding) (Details) (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Net earnings used for purpose of computing basic earnings per common share	€ 186,770	€ 110,639	€ (107,522)
After-tax equivalent of interest expense on convertible subordinated notes	17,670	17,670
Net earnings used for purposes of computing diluted net earnings per common share	€ 204,440	€ 128,309	€ (107,522)
Basic weighted average number of shares outstanding during the year used for purpose of computing basic earnings per share	55,210	52,435	51,627
Dilutive effect of stock options	570	282
Dilutive effect of convertible subordinated notes	8,902	8,777
Diluted weighted average number of shares outstanding	64,682	61,494	51,627
Basic net earnings from continuing operations	€ 3.38	€ 2.11	€ (2.08)
Diluted net earnings from continuing operations	€ 3.16	€ 2.09	€ (2.08)

Board Remuneration (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2011 ASM International N.V. [Member]	Dec. 31, 2011 Management Board [Member] EUR (€)	Dec. 31, 2010 Management Board [Member] EUR (€)	Dec. 31, 2009 Management Board [Member] EUR (€)
Board Remuneration [Line Items]
Fair value per option of options granted	€ 22.33	$ 17.02	€ 13.94	$ 9.31	€ 7.26		€ 10.43	€ 16.92	€ 8.98
Compensation expense	€ 512		€ 572		€ 737
Options exercised to purchase common shares	169,870	143,140	143,140	69,700	69,700	56,000,000

Board Remuneration (Schedule Of Information Concerning All Remuneration From The Company For Services In All Capacities) (Details) (EUR €) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Board Remuneration [Line Items]
Pensions		€ 18,945		€ 12,303		€ 9,849
Partial board remuneration percentage	40.00%
Management Board [Member]
Board Remuneration [Line Items]
Base compensation		889
Bonuses		709	[1]
Pensions		123
Board remuneration, Total		1,721		1,868
Management Board [Member] | C.D. Del Prado [Member]
Board Remuneration [Line Items]
Base compensation		529
Bonuses		559	[1]
Pensions		69
Board remuneration, Total		1,157		613
Management Board [Member] | P.A.M. Van Bommel [Member]
Board Remuneration [Line Items]
Base compensation		360	[2]
Bonuses		150	[1],[2]
Pensions		54	[2]
Board remuneration, Total		564	[2]	168	[2]
Management Board [Member] | W.K. Lee [Member]
Board Remuneration [Line Items]
Board remuneration, Total				609	[3]
Management Board [Member] | R.A. Ruijter [Member]
Board Remuneration [Line Items]
Board remuneration, Total				323	[4]
Management Board [Member] | J.F.M. Westendorp [Member]
Board Remuneration [Line Items]
Board remuneration, Total				€ 155	[5]

[1]	Bonuses paid in 2011 were calculated and paid in respect of performance in 2010.
[2]	For the period July 1, 2010 through August 31, 2010 at 40% and for the period September 1, 2010 through December 31, 2010 full time.
[3]	All remuneration relates to the compensation Mr. W.K. Lee received in his capacity as member of the Board of ASMPT.
[4]	For the period May 15, 2009 through December 31, 2009 and for the period January 1, 2010 through August 31, 2010.
[5]	For the period January 1, 2010 through May 20, 2010.

Board Remuneration (Schedule Of Company Information Concerning All Remuneration Excluding Bonuses Or Pensions Paid From The Company) (Details) (Supervisory Board [Member], EUR €)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Board Remuneration [Line Items]
Supervisory board remuneration	€ 321		€ 206
G.J. Kramer [Member]
Board Remuneration [Line Items]
Supervisory board remuneration	68		54
J.M.R. Danneels [Member]
Board Remuneration [Line Items]
Supervisory board remuneration	50		29
H.W. Kreutzer [Member]
Board Remuneration [Line Items]
Supervisory board remuneration	50		30
J.C. Lobbezoo [Member]
Board Remuneration [Line Items]
Supervisory board remuneration	53		33
M.C.J. van Pernis [Member]
Board Remuneration [Line Items]
Supervisory board remuneration	50	[1]	18	[1]
U.H.R. Schumacher [Member]
Board Remuneration [Line Items]
Supervisory board remuneration	50		28
E.A. van Amerongen [Member]
Board Remuneration [Line Items]
Supervisory board remuneration			€ 15	[2]

[1]	For the period May 20, 2010 through December 31, 2010.
[2]	For the period January 1, 2010 through May 20, 2010.

Board Remuneration (Schedule Of Outstanding Options To Purchase ASM International N.V. Common Shares) (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 ASM International N.V. [Member]		Dec. 31, 2011 C.D. Del Prado [Member]	Dec. 31, 2011 P.A.M. Van Bommel [Member]	Dec. 31, 2011 A.H. Del Prado [Member]	Dec. 31, 2011 J.F.M. Westendorp [Member]	Dec. 31, 2011 2003 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] USD ($)		Dec. 31, 2011 2006 [Member] J.F.M. Westendorp [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2007 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2007 [Member] A.H. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2007 [Member] J.F.M. Westendorp [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2008 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2009 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2009 [Member] J.F.M. Westendorp [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2010 [Member] P.A.M. Van Bommel [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2011 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2011 [Member] P.A.M. Van Bommel [Member] ASM International N.V. [Member] EUR (€)
Board Remuneration [Line Items]
Year of grant											2003	[1]	2006	[2]	2007	[3]	2007	[3]	2007	[3]	2008	[3]	2009	[3]	2009	[2]	2010	[4]	2011	[3]	2011	[4]
Number of options outstanding, beginning balance	686,060	822,900	602,940		385,983,000						20,000,000	[1]	56,000,000	[2]	19,645,000	[3]	52,886,000	[3]	22,452,000	[3]	100,000,000	[3]	50,000,000	[3]	40,000,000	[2]	25,000,000	[4]
Number of options granted	687,114	42,000	358,400		128,000,000																								75,000,000	[3]	53,000,000	[4]
Adjustment from vesting condition					25,000,000	[5]															25,000,000	[3],[5]
Exercised	(169,870)	(143,140)	(69,700)		(56,000,000)								(56,000,000)	[2]
Forfeited	(1,080)	(35,700)	(68,740)
Number of options outstanding, ending balance	515,110	686,060	822,900		482,983,000						20,000,000	[1]			19,645,000	[3]	52,886,000	[3]	22,452,000	[3]	125,000,000	[3]	50,000,000	[3]	40,000,000	[2]	25,000,000	[4]	75,000,000	[3]	53,000,000	[4]
Exercise price	$ 20.83	$ 20.4	$ 19	$ 18.47							$ 11.35	[1]	€ 15.4	[2]	€ 19.47	[3]	€ 19.47	[3]	€ 19.47	[3]	€ 12.71	[3]	€ 15.09	[3]	€ 15.09	[2]	€ 16.27	[4]	€ 22.33	[3]	€ 22.33	[4]
Remaining term, in years	3						10	7	8	5	2	[1]			4	[3]	4	[3]	4	[3]	5	[3]	6	[3]	6	[2]	6	[4]	7	[3]	7	[4]
Maximum percentage of options granted									150.00%
Options outstanding, Weighted average remaining contractual life (in years)	3						10	7	8	5	2	[1]			4	[3]	4	[3]	4	[3]	5	[3]	6	[3]	6	[2]	6	[4]	7	[3]	7	[4]
Options exercisable, remaining contractual life, years	7						5	3	3	5
Stock options granted, vesting percentage	125.00%

[1]	These options are granted for a term of ten years, and became exercisable in equal parts over a five year period.
[2]	These options are granted for a term of five years, and become exercisable in equal parts over a five year period.
[3]	These options are conditional. A percentage—not exceeding 150%—of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years.
[4]	These options are granted for a term of seven years and become exercisable after a 3 year vesting period.
[5]	As a result of the final ranking of ASM International in a predefined peer group the options granted in May 2008 have vested at 125%.

Share Ownership And Related Party Transactions (Narrative) (Details)	Dec. 31, 2011
Share Ownership And Related Party Transactions [Abstract]
Number of shares owned beneficially by trust	713,000

Share Ownership And Related Party Transactions (Schedule Of Ownership Or Controlling Interest Of Outstanding Common Shares) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Shares owned	55,377,020	52,931,881
A.H. Del Prado [Member]
Related Party Transaction [Line Items]
Shares owned	9,204,284	9,200,839
Percentage of Common shares outstanding	16.62%	17.38%
C.D. Del Prado [Member]
Related Party Transaction [Line Items]
Shares owned	132,945	132,945
Percentage of Common shares outstanding	0.24%	0.26%
J.F.M Westendorp [Member]
Related Party Transaction [Line Items]
Shares owned	6,000	6,000
Percentage of Common shares outstanding	0.01%	0.01%
Stichting Administratiekantoor ASMI [Member]
Related Party Transaction [Line Items]
Shares owned	2,142,039	2,142,039
Percentage of Common shares outstanding	3.87%	4.05%

Subsequent Events (Details) In Millions, unless otherwise specified	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 JPY (¥)
Subsequent Events [Abstract]
Company's total outstanding amount on Elpida	€ 3.6	¥ 362
Amount collected from Elpida	€ 6	¥ 65